UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	11-30-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

Investor Class (TWMIX)	November 30, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$146	1.26%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund Investor Class returned 31.85% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	31.85%	2.57%	7.00%
MSCI Emerging Markets	29.51%	5.06%	7.85%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,716,037,883
Management Fees (dollars paid during the reporting period)	$11,332,012
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086885

ANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

I Class (AMKIX)	November 30, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$123	1.06%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund I Class returned 32.01% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	32.01%	2.77%	7.22%
MSCI Emerging Markets	29.51%	5.06%	7.85%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,716,037,883
Management Fees (dollars paid during the reporting period)	$11,332,012
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086877

ANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

Y Class (AEYMX)	November 30, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$106	0.91%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund Y Class returned 32.21% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	32.21%	2.92%	6.42%	4/10/17
MSCI Emerging Markets	29.51%	5.06%	6.74%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,716,037,883
Management Fees (dollars paid during the reporting period)	$11,332,012
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A885

ANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

A Class (AEMMX)	November 30, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$175	1.51%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund A Class returned 31.45% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	31.45%	2.31%	6.73%
A Class - with sales charge	23.89%	1.10%	6.10%
MSCI Emerging Markets	29.51%	5.06%	7.85%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,716,037,883
Management Fees (dollars paid during the reporting period)	$11,332,012
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086851

ANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

C Class (ACECX)	November 30, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$260	2.26%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund C Class returned 30.43% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	30.43%	1.54%	5.93%
MSCI Emerging Markets	29.51%	5.06%	7.85%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,716,037,883
Management Fees (dollars paid during the reporting period)	$11,332,012
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086679

ANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

R Class (AEMRX)	November 30, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$203	1.76%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund R Class returned 31.11% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	31.11%	2.05%	6.46%
MSCI Emerging Markets	29.51%	5.06%	7.85%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,716,037,883
Management Fees (dollars paid during the reporting period)	$11,332,012
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086489

ANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

R5 Class (AEGMX)	November 30, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$123	1.06%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund R5 Class returned 32.10% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	32.10%	2.77%	6.26%	4/10/17
MSCI Emerging Markets	29.51%	5.06%	6.74%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,716,037,883
Management Fees (dollars paid during the reporting period)	$11,332,012
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A802

ANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

R6 Class (AEDMX)	November 30, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$106	0.91%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund R6 Class returned 32.18% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	32.18%	2.91%	7.36%
MSCI Emerging Markets	29.51%	5.06%	7.85%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,716,037,883
Management Fees (dollars paid during the reporting period)	$11,332,012
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086422

ANNUAL SHAREHOLDER REPORT
Emerging Markets Fund

G Class (ACADX)	November 30, 2025

This annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
Emerging Markets Fund G Class returned 33.39% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI Emerging Markets Index.
•	The information technology sector was the leading contributor to relative performance amid continued artificial intelligence (AI)-related demand. In the electronic equipment, instruments and components industry, advanced printed circuit board supplier Gold Circuit Electronics was a contributor. The industrials sector was another source of strength.
•	Notable individual contributors included Zhongji Innolight, a supplier of high-end optical transceivers for AI data centers and 5G networks, and HD Hyundai Electric, an electrical equipment manufacturer. Delta Electronics, a supplier of power and automation solutions, also helped.
•	The consumer discretionary sector detracted from relative performance. In the hotels, restaurants and leisure industry, MakeMyTrip, a large online travel services provider in India, was a source of weakness. The health care sector also detracted.
•	Other individual detractors included e-commerce platform Alibaba Group Holding and DLF, the India-based real estate developer. Sun Pharmaceutical Industries, the India-based drug manufacturer, also hurt results.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2022 through November 30, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	33.39%	8.06%	4/1/22
MSCI Emerging Markets	29.51%	7.65%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,716,037,883
Management Fees (dollars paid during the reporting period)	$11,332,012
Portfolio Turnover Rate	58%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	China	25%
Short-Term Investments	2.5%	Taiwan	19%
Other Assets and Liabilities	(0.9)%	India	14%
		South Korea	12%
		Brazil	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A729

ANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

Investor Class (TWGGX)	November 30, 2025

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$117	1.10%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund Investor Class returned 13.25% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	13.25%	7.59%	10.83%
MSCI ACWI	18.21%	11.97%	11.41%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$635,014,864
Management Fees (dollars paid during the reporting period)	$6,448,400
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086844

ANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

I Class (AGGIX)	November 30, 2025

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$96	0.90%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund I Class returned 13.44% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	13.44%	7.80%	11.05%
MSCI ACWI	18.21%	11.97%	11.41%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$635,014,864
Management Fees (dollars paid during the reporting period)	$6,448,400
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086836

ANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

Y Class (AGYGX)	November 30, 2025

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$80	0.75%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund Y Class returned 13.68% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	13.68%	7.97%	12.25%	4/10/17
MSCI ACWI	18.21%	11.97%	11.72%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$635,014,864
Management Fees (dollars paid during the reporting period)	$6,448,400
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A844

ANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

A Class (AGGRX)	November 30, 2025

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$144	1.35%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund A Class returned 13.00% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	13.00%	7.34%	10.56%
A Class - with sales charge	6.50%	6.07%	9.91%
MSCI ACWI	18.21%	11.97%	11.41%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$635,014,864
Management Fees (dollars paid during the reporting period)	$6,448,400
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086828

ANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

C Class (AGLCX)	November 30, 2025

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$223	2.10%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund C Class returned 12.17% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	12.17%	6.53%	9.74%
MSCI ACWI	18.21%	11.97%	11.41%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$635,014,864
Management Fees (dollars paid during the reporting period)	$6,448,400
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086695

ANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

R Class (AGORX)	November 30, 2025

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$170	1.60%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund R Class returned 12.72% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	12.72%	7.07%	10.28%
MSCI ACWI	18.21%	11.97%	11.41%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$635,014,864
Management Fees (dollars paid during the reporting period)	$6,448,400
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086620

ANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

R5 Class (AGFGX)	November 30, 2025

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$96	0.90%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund R5 Class returned 13.52% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	13.52%	7.82%	12.09%	4/10/17
MSCI ACWI	18.21%	11.97%	11.72%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$635,014,864
Management Fees (dollars paid during the reporting period)	$6,448,400
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A869

ANNUAL SHAREHOLDER REPORT
Focused Global Growth Fund

R6 Class (AGGDX)	November 30, 2025

This annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$80	0.75%

What were the key factors that affected the fund’s performance?
Focused Global Growth Fund R6 Class returned 13.71% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Index.
•	The industrials sector was the leading detractor from relative performance. Inside the electrical equipment industry, Schneider Electric, which provides products and solutions in energy management and digital transformation, hurt results. The financials sector also detracted.
•	Other notable detractors included Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, and Techtronic Industries, a designer and manufacturer of power tools. Roper Technologies, a provider of niche solutions and software for industrial end markets, also dragged on relative performance.
•	Not owning anything in the consumer staples sector was the biggest contributor to relative performance. The energy sector also contributed.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Broadcom, a semiconductor and networking solutions firm. Howmet Aerospace, a maker of parts for transportation and defense industries, benefited relative performance as well.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	13.71%	7.97%	11.22%
MSCI ACWI	18.21%	11.97%	11.41%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$635,014,864
Management Fees (dollars paid during the reporting period)	$6,448,400
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	37

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	68%
Short-Term Investments	1.0%	France	7%
Other Assets and Liabilities	0.0%	United Kingdom	7%
		Hong Kong	4%
		Taiwan	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086414

ANNUAL SHAREHOLDER REPORT
Focused International Growth Fund

Investor Class (AFCNX)	November 30, 2025

This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$116	1.10%

What were the key factors that affected the fund’s performance?
Focused International Growth Fund Investor Class returned 10.96% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex USA Index.
•	The consumer discretionary sector was the leading detractor from relative performance. In the specialty retail industry, Zalando, a Germany-based online retailer, was a notable drag on performance. The industrials sector also detracted from results.
•	Other notable individual detractors included MakeMyTrip, an India-based largest online travel services provider, and Terumo, a Japan-based medical device company. Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, was another area of weakness.
•	The energy sector was a leading contributor to results. In the oil, gas and consumable fuels industry, a position in TC Energy, a Canadian energy infrastructure services company, helped, as did not owning other companies. The communication services and real estate sectors also contributed.
•	Other notable individual contributors included NEC, the Japan-based information technology company, and Societe Generale, the France-based investment bank. Owning Siemens Energy, the Germany-based energy company, also helped results.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	10.96%	1.35%	7.63%	3/29/16
MSCI ACWI ex USA	26.04%	8.41%	8.61%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$156,951,463
Management Fees (dollars paid during the reporting period)	$445,829
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.6%	Japan	16%
Short-Term Investments	5.4%	France	15%
Other Assets and Liabilities	(3.0)%	United Kingdom	9%
		China	7%
		Taiwan	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086224

ANNUAL SHAREHOLDER REPORT
Focused International Growth Fund

I Class (AFCSX)	November 30, 2025

This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$95	0.90%

What were the key factors that affected the fund’s performance?
Focused International Growth Fund I Class returned 11.14% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex USA Index.
•	The consumer discretionary sector was the leading detractor from relative performance. In the specialty retail industry, Zalando, a Germany-based online retailer, was a notable drag on performance. The industrials sector also detracted from results.
•	Other notable individual detractors included MakeMyTrip, an India-based largest online travel services provider, and Terumo, a Japan-based medical device company. Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, was another area of weakness.
•	The energy sector was a leading contributor to results. In the oil, gas and consumable fuels industry, a position in TC Energy, a Canadian energy infrastructure services company, helped, as did not owning other companies. The communication services and real estate sectors also contributed.
•	Other notable individual contributors included NEC, the Japan-based information technology company, and Societe Generale, the France-based investment bank. Owning Siemens Energy, the Germany-based energy company, also helped results.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	11.14%	1.54%	7.84%	3/29/16
MSCI ACWI ex USA	26.04%	8.41%	8.61%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$156,951,463
Management Fees (dollars paid during the reporting period)	$445,829
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.6%	Japan	16%
Short-Term Investments	5.4%	France	15%
Other Assets and Liabilities	(3.0)%	United Kingdom	9%
		China	7%
		Taiwan	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086216

ANNUAL SHAREHOLDER REPORT
Focused International Growth Fund

A Class (AFCLX)	November 30, 2025

This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$142	1.35%

What were the key factors that affected the fund’s performance?
Focused International Growth Fund A Class returned 10.68% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex USA Index.
•	The consumer discretionary sector was the leading detractor from relative performance. In the specialty retail industry, Zalando, a Germany-based online retailer, was a notable drag on performance. The industrials sector also detracted from results.
•	Other notable individual detractors included MakeMyTrip, an India-based largest online travel services provider, and Terumo, a Japan-based medical device company. Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, was another area of weakness.
•	The energy sector was a leading contributor to results. In the oil, gas and consumable fuels industry, a position in TC Energy, a Canadian energy infrastructure services company, helped, as did not owning other companies. The communication services and real estate sectors also contributed.
•	Other notable individual contributors included NEC, the Japan-based information technology company, and Societe Generale, the France-based investment bank. Owning Siemens Energy, the Germany-based energy company, also helped results.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	10.68%	1.09%	7.36%	3/29/16
A Class - with sales charge	4.32%	-0.10%	6.70%	3/29/16
MSCI ACWI ex USA	26.04%	8.41%	8.61%	—

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$156,951,463
Management Fees (dollars paid during the reporting period)	$445,829
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.6%	Japan	16%
Short-Term Investments	5.4%	France	15%
Other Assets and Liabilities	(3.0)%	United Kingdom	9%
		China	7%
		Taiwan	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086190

ANNUAL SHAREHOLDER REPORT
Focused International Growth Fund

C Class (AFCHX)	November 30, 2025

This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$220	2.10%

What were the key factors that affected the fund’s performance?
Focused International Growth Fund C Class returned 9.91% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex USA Index.
•	The consumer discretionary sector was the leading detractor from relative performance. In the specialty retail industry, Zalando, a Germany-based online retailer, was a notable drag on performance. The industrials sector also detracted from results.
•	Other notable individual detractors included MakeMyTrip, an India-based largest online travel services provider, and Terumo, a Japan-based medical device company. Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, was another area of weakness.
•	The energy sector was a leading contributor to results. In the oil, gas and consumable fuels industry, a position in TC Energy, a Canadian energy infrastructure services company, helped, as did not owning other companies. The communication services and real estate sectors also contributed.
•	Other notable individual contributors included NEC, the Japan-based information technology company, and Societe Generale, the France-based investment bank. Owning Siemens Energy, the Germany-based energy company, also helped results.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	9.91%	0.34%	6.56%	3/29/16
MSCI ACWI ex USA	26.04%	8.41%	8.61%	—

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$156,951,463
Management Fees (dollars paid during the reporting period)	$445,829
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.6%	Japan	16%
Short-Term Investments	5.4%	France	15%
Other Assets and Liabilities	(3.0)%	United Kingdom	9%
		China	7%
		Taiwan	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086182

ANNUAL SHAREHOLDER REPORT
Focused International Growth Fund

R Class (AFCWX)	November 30, 2025

This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$168	1.60%

What were the key factors that affected the fund’s performance?
Focused International Growth Fund R Class returned 10.41% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex USA Index.
•	The consumer discretionary sector was the leading detractor from relative performance. In the specialty retail industry, Zalando, a Germany-based online retailer, was a notable drag on performance. The industrials sector also detracted from results.
•	Other notable individual detractors included MakeMyTrip, an India-based largest online travel services provider, and Terumo, a Japan-based medical device company. Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, was another area of weakness.
•	The energy sector was a leading contributor to results. In the oil, gas and consumable fuels industry, a position in TC Energy, a Canadian energy infrastructure services company, helped, as did not owning other companies. The communication services and real estate sectors also contributed.
•	Other notable individual contributors included NEC, the Japan-based information technology company, and Societe Generale, the France-based investment bank. Owning Siemens Energy, the Germany-based energy company, also helped results.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	10.41%	0.84%	7.09%	3/29/16
MSCI ACWI ex USA	26.04%	8.41%	8.61%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$156,951,463
Management Fees (dollars paid during the reporting period)	$445,829
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.6%	Japan	16%
Short-Term Investments	5.4%	France	15%
Other Assets and Liabilities	(3.0)%	United Kingdom	9%
		China	7%
		Taiwan	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086174

ANNUAL SHAREHOLDER REPORT
Focused International Growth Fund

R6 Class (AFCMX)	November 30, 2025

This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$79	0.75%

What were the key factors that affected the fund’s performance?
Focused International Growth Fund R6 Class returned 11.29% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex USA Index.
•	The consumer discretionary sector was the leading detractor from relative performance. In the specialty retail industry, Zalando, a Germany-based online retailer, was a notable drag on performance. The industrials sector also detracted from results.
•	Other notable individual detractors included MakeMyTrip, an India-based largest online travel services provider, and Terumo, a Japan-based medical device company. Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, was another area of weakness.
•	The energy sector was a leading contributor to results. In the oil, gas and consumable fuels industry, a position in TC Energy, a Canadian energy infrastructure services company, helped, as did not owning other companies. The communication services and real estate sectors also contributed.
•	Other notable individual contributors included NEC, the Japan-based information technology company, and Societe Generale, the France-based investment bank. Owning Siemens Energy, the Germany-based energy company, also helped results.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	11.29%	1.70%	8.00%	3/29/16
MSCI ACWI ex USA	26.04%	8.41%	8.61%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$156,951,463
Management Fees (dollars paid during the reporting period)	$445,829
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.6%	Japan	16%
Short-Term Investments	5.4%	France	15%
Other Assets and Liabilities	(3.0)%	United Kingdom	9%
		China	7%
		Taiwan	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086166

ANNUAL SHAREHOLDER REPORT
Focused International Growth Fund

G Class (AFCGX)	November 30, 2025

This annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
Focused International Growth Fund G Class returned 12.15% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI ACWI ex USA Index.
•	The consumer discretionary sector was the leading detractor from relative performance. In the specialty retail industry, Zalando, a Germany-based online retailer, was a notable drag on performance. The industrials sector also detracted from results.
•	Other notable individual detractors included MakeMyTrip, an India-based largest online travel services provider, and Terumo, a Japan-based medical device company. Bank Central Asia, an Indonesia-based provider of commercial banking and financial services, was another area of weakness.
•	The energy sector was a leading contributor to results. In the oil, gas and consumable fuels industry, a position in TC Energy, a Canadian energy infrastructure services company, helped, as did not owning other companies. The communication services and real estate sectors also contributed.
•	Other notable individual contributors included NEC, the Japan-based information technology company, and Societe Generale, the France-based investment bank. Owning Siemens Energy, the Germany-based energy company, also helped results.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	12.15%	2.45%	8.09%	4/1/19
MSCI ACWI ex USA	26.04%	8.41%	8.39%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$156,951,463
Management Fees (dollars paid during the reporting period)	$445,829
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.6%	Japan	16%
Short-Term Investments	5.4%	France	15%
Other Assets and Liabilities	(3.0)%	United Kingdom	9%
		China	7%
		Taiwan	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A794

ANNUAL SHAREHOLDER REPORT
Global Small Cap Fund

Investor Class (AGCVX)	November 30, 2025

This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.11%

What were the key factors that affected the fund’s performance?
Global Small Cap Fund Investor Class returned 4.76% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The information technology sector was the biggest drag on relative performance, with software serving as a particular area of weakness. Docebo, an artificial intelligence-powered platform for online learning, and Q2 Holdings, a provider of virtual banking solutions, hurt results. The financials sector also detracted.
•	Other notable individual detractors included Triumph Financial, a U.S.-based regional bank, and Freshpet, the pet food company. RH, the home furnishings retailer, also dragged on results.
•	The consumer discretionary sector contributed to relative performance. Ryohin Keikaku, a Japan-based retailer of household products, was a notable contributor inside the broadline retail industry. The energy sector also contributed.
•	Other notable individual contributors included Lundin Gold, a Canada-based gold mining company, and BPER Banca, an Italian financial services firm. Aritzia, a Canadian retailer focused on women's attire, also acted as a source of strength.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	4.76%	4.51%	11.90%	3/29/16
Regulatory Index
MSCI ACWI	18.21%	11.97%	12.10%	—
Performance Index
MSCI ACWI Small Cap	12.34%	8.64%	9.59%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$83,217,212
Management Fees (dollars paid during the reporting period)	$822,372
Portfolio Turnover Rate	140%
Total Number of Portfolio Holdings	130

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	109.6%	United States	53%
Exchange-Traded Funds	0.0%	Canada	14%
Short-Term Investments	4.2%	Japan	13%
Other Assets and Liabilities	(13.8)%	Australia	6%
		China	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A109

ANNUAL SHAREHOLDER REPORT
Global Small Cap Fund

I Class (AGCSX)	November 30, 2025

This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$93	0.91%

What were the key factors that affected the fund’s performance?
Global Small Cap Fund I Class returned 4.95% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The information technology sector was the biggest drag on relative performance, with software serving as a particular area of weakness. Docebo, an artificial intelligence-powered platform for online learning, and Q2 Holdings, a provider of virtual banking solutions, hurt results. The financials sector also detracted.
•	Other notable individual detractors included Triumph Financial, a U.S.-based regional bank, and Freshpet, the pet food company. RH, the home furnishings retailer, also dragged on results.
•	The consumer discretionary sector contributed to relative performance. Ryohin Keikaku, a Japan-based retailer of household products, was a notable contributor inside the broadline retail industry. The energy sector also contributed.
•	Other notable individual contributors included Lundin Gold, a Canada-based gold mining company, and BPER Banca, an Italian financial services firm. Aritzia, a Canadian retailer focused on women's attire, also acted as a source of strength.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	4.95%	4.72%	12.13%	3/29/16
Regulatory Index
MSCI ACWI	18.21%	11.97%	12.10%	—
Performance Index
MSCI ACWI Small Cap	12.34%	8.64%	9.59%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$83,217,212
Management Fees (dollars paid during the reporting period)	$822,372
Portfolio Turnover Rate	140%
Total Number of Portfolio Holdings	130

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	109.6%	United States	53%
Exchange-Traded Funds	0.0%	Canada	14%
Short-Term Investments	4.2%	Japan	13%
Other Assets and Liabilities	(13.8)%	Australia	6%
		China	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved..
A-2509A208

ANNUAL SHAREHOLDER REPORT
Global Small Cap Fund

A Class (AGCLX)	November 30, 2025

This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$139	1.36%

What were the key factors that affected the fund’s performance?
Global Small Cap Fund A Class returned 4.43% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The information technology sector was the biggest drag on relative performance, with software serving as a particular area of weakness. Docebo, an artificial intelligence-powered platform for online learning, and Q2 Holdings, a provider of virtual banking solutions, hurt results. The financials sector also detracted.
•	Other notable individual detractors included Triumph Financial, a U.S.-based regional bank, and Freshpet, the pet food company. RH, the home furnishings retailer, also dragged on results.
•	The consumer discretionary sector contributed to relative performance. Ryohin Keikaku, a Japan-based retailer of household products, was a notable contributor inside the broadline retail industry. The energy sector also contributed.
•	Other notable individual contributors included Lundin Gold, a Canada-based gold mining company, and BPER Banca, an Italian financial services firm. Aritzia, a Canadian retailer focused on women's attire, also acted as a source of strength.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	4.43%	4.24%	11.62%	3/29/16
A Class - with sales charge	-1.57%	3.01%	10.94%	3/29/16
Regulatory Index
MSCI ACWI	18.21%	11.97%	12.10%	—
Performance Index
MSCI ACWI Small Cap	12.34%	8.64%	9.59%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$83,217,212
Management Fees (dollars paid during the reporting period)	$822,372
Portfolio Turnover Rate	140%
Total Number of Portfolio Holdings	130

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	109.6%	United States	53%
Exchange-Traded Funds	0.0%	Canada	14%
Short-Term Investments	4.2%	Japan	13%
Other Assets and Liabilities	(13.8)%	Australia	6%
		China	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A307

ANNUAL SHAREHOLDER REPORT
Global Small Cap Fund

C Class (AGCHX)	November 30, 2025

This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$215	2.11%

What were the key factors that affected the fund’s performance?
Global Small Cap Fund C Class returned 3.71% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The information technology sector was the biggest drag on relative performance, with software serving as a particular area of weakness. Docebo, an artificial intelligence-powered platform for online learning, and Q2 Holdings, a provider of virtual banking solutions, hurt results. The financials sector also detracted.
•	Other notable individual detractors included Triumph Financial, a U.S.-based regional bank, and Freshpet, the pet food company. RH, the home furnishings retailer, also dragged on results.
•	The consumer discretionary sector contributed to relative performance. Ryohin Keikaku, a Japan-based retailer of household products, was a notable contributor inside the broadline retail industry. The energy sector also contributed.
•	Other notable individual contributors included Lundin Gold, a Canada-based gold mining company, and BPER Banca, an Italian financial services firm. Aritzia, a Canadian retailer focused on women's attire, also acted as a source of strength.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	3.71%	3.46%	10.79%	3/29/16
Regulatory Index
MSCI ACWI	18.21%	11.97%	12.10%	—
Performance Index
MSCI ACWI Small Cap	12.34%	8.64%	9.59%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$83,217,212
Management Fees (dollars paid during the reporting period)	$822,372
Portfolio Turnover Rate	140%
Total Number of Portfolio Holdings	130

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	109.6%	United States	53%
Exchange-Traded Funds	0.0%	Canada	14%
Short-Term Investments	4.2%	Japan	13%
Other Assets and Liabilities	(13.8)%	Australia	6%
		China	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A406

ANNUAL SHAREHOLDER REPORT
Global Small Cap Fund

R Class (AGCWX)	November 30, 2025

This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$164	1.61%

What were the key factors that affected the fund’s performance?
Global Small Cap Fund R Class returned 4.21% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The information technology sector was the biggest drag on relative performance, with software serving as a particular area of weakness. Docebo, an artificial intelligence-powered platform for online learning, and Q2 Holdings, a provider of virtual banking solutions, hurt results. The financials sector also detracted.
•	Other notable individual detractors included Triumph Financial, a U.S.-based regional bank, and Freshpet, the pet food company. RH, the home furnishings retailer, also dragged on results.
•	The consumer discretionary sector contributed to relative performance. Ryohin Keikaku, a Japan-based retailer of household products, was a notable contributor inside the broadline retail industry. The energy sector also contributed.
•	Other notable individual contributors included Lundin Gold, a Canada-based gold mining company, and BPER Banca, an Italian financial services firm. Aritzia, a Canadian retailer focused on women's attire, also acted as a source of strength.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	4.21%	3.98%	11.34%	3/29/16
Regulatory Index
MSCI ACWI	18.21%	11.97%	12.10%	—
Performance Index
MSCI ACWI Small Cap	12.34%	8.64%	9.59%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$83,217,212
Management Fees (dollars paid during the reporting period)	$822,372
Portfolio Turnover Rate	140%
Total Number of Portfolio Holdings	130

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	109.6%	United States	53%
Exchange-Traded Funds	0.0%	Canada	14%
Short-Term Investments	4.2%	Japan	13%
Other Assets and Liabilities	(13.8)%	Australia	6%
		China	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A505

ANNUAL SHAREHOLDER REPORT
Global Small Cap Fund

R6 Class (AGCTX)	November 30, 2025

This annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$78	0.76%

What were the key factors that affected the fund’s performance?
Global Small Cap Fund R6 Class returned 5.07% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI Small Cap Index.
•	The information technology sector was the biggest drag on relative performance, with software serving as a particular area of weakness. Docebo, an artificial intelligence-powered platform for online learning, and Q2 Holdings, a provider of virtual banking solutions, hurt results. The financials sector also detracted.
•	Other notable individual detractors included Triumph Financial, a U.S.-based regional bank, and Freshpet, the pet food company. RH, the home furnishings retailer, also dragged on results.
•	The consumer discretionary sector contributed to relative performance. Ryohin Keikaku, a Japan-based retailer of household products, was a notable contributor inside the broadline retail industry. The energy sector also contributed.
•	Other notable individual contributors included Lundin Gold, a Canada-based gold mining company, and BPER Banca, an Italian financial services firm. Aritzia, a Canadian retailer focused on women's attire, also acted as a source of strength.

Cumulative Performance (based on an initial $10,000 investment)
March 29, 2016 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	5.07%	4.87%	12.29%	3/29/16
Regulatory Index
MSCI ACWI	18.21%	11.97%	12.10%	—
Performance Index
MSCI ACWI Small Cap	12.34%	8.64%	9.59%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$83,217,212
Management Fees (dollars paid during the reporting period)	$822,372
Portfolio Turnover Rate	140%
Total Number of Portfolio Holdings	130

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	109.6%	United States	53%
Exchange-Traded Funds	0.0%	Canada	14%
Short-Term Investments	4.2%	Japan	13%
Other Assets and Liabilities	(13.8)%	Australia	6%
		China	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A604

ANNUAL SHAREHOLDER REPORT
International Growth Fund

Investor Class (TWIEX)	November 30, 2025

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.21%

What were the key factors that affected the fund’s performance?
International Growth Fund Investor Class returned 10.88% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.88%	2.28%	5.90%
MSCI EAFE	24.50%	9.27%	7.72%
MSCI EAFE Growth	15.39%	5.06%	7.15%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,649,859,611
Management Fees (dollars paid during the reporting period)	$14,810,162
Portfolio Turnover Rate	65%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086109

ANNUAL SHAREHOLDER REPORT
International Growth Fund

I Class (TGRIX)	November 30, 2025

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$107	1.01%

What were the key factors that affected the fund’s performance?
International Growth Fund I Class returned 11.14% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.14%	2.49%	6.12%
MSCI EAFE	24.50%	9.27%	7.72%
MSCI EAFE Growth	15.39%	5.06%	7.15%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,649,859,611
Management Fees (dollars paid during the reporting period)	$14,810,162
Portfolio Turnover Rate	65%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086208

ANNUAL SHAREHOLDER REPORT
International Growth Fund

Y Class (ATYGX)	November 30, 2025

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$91	0.86%

What were the key factors that affected the fund’s performance?
International Growth Fund Y Class returned 11.32% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	11.32%	2.64%	7.18%	4/10/17
MSCI EAFE	24.50%	9.27%	8.22%	—
MSCI EAFE Growth	15.39%	5.06%	7.80%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,649,859,611
Management Fees (dollars paid during the reporting period)	$14,810,162
Portfolio Turnover Rate	65%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A703

ANNUAL SHAREHOLDER REPORT
International Growth Fund

A Class (TWGAX)	November 30, 2025

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$154	1.46%

What were the key factors that affected the fund’s performance?
International Growth Fund A Class returned 10.63% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.63%	2.02%	5.64%
A Class - with sales charge	4.27%	0.82%	5.02%
MSCI EAFE	24.50%	9.27%	7.72%
MSCI EAFE Growth	15.39%	5.06%	7.15%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,649,859,611
Management Fees (dollars paid during the reporting period)	$14,810,162
Portfolio Turnover Rate	65%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086406

ANNUAL SHAREHOLDER REPORT
International Growth Fund

C Class (AIWCX)	November 30, 2025

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$232	2.21%

What were the key factors that affected the fund’s performance?
International Growth Fund C Class returned 9.79% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.79%	1.27%	4.85%
MSCI EAFE	24.50%	9.27%	7.72%
MSCI EAFE Growth	15.39%	5.06%	7.15%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,649,859,611
Management Fees (dollars paid during the reporting period)	$14,810,162
Portfolio Turnover Rate	65%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086687

ANNUAL SHAREHOLDER REPORT
International Growth Fund

R Class (ATGRX)	November 30, 2025

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$180	1.71%

What were the key factors that affected the fund’s performance?
International Growth Fund R Class returned 10.37% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.37%	1.77%	5.38%
MSCI EAFE	24.50%	9.27%	7.72%
MSCI EAFE Growth	15.39%	5.06%	7.15%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,649,859,611
Management Fees (dollars paid during the reporting period)	$14,810,162
Portfolio Turnover Rate	65%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086646

ANNUAL SHAREHOLDER REPORT
International Growth Fund

R5 Class (ATGGX)	November 30, 2025

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$107	1.01%

What were the key factors that affected the fund’s performance?
International Growth Fund R5 Class returned 11.13% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	11.13%	2.49%	7.02%	4/10/17
MSCI EAFE	24.50%	9.27%	8.22%	—
MSCI EAFE Growth	15.39%	5.06%	7.80%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,649,859,611
Management Fees (dollars paid during the reporting period)	$14,810,162
Portfolio Turnover Rate	65%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A810

ANNUAL SHAREHOLDER REPORT
International Growth Fund

R6 Class (ATGDX)	November 30, 2025

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$91	0.86%

What were the key factors that affected the fund’s performance?
International Growth Fund R6 Class returned 11.34% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.34%	2.63%	6.27%
MSCI EAFE	24.50%	9.27%	7.72%
MSCI EAFE Growth	15.39%	5.06%	7.15%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,649,859,611
Management Fees (dollars paid during the reporting period)	$14,810,162
Portfolio Turnover Rate	65%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086398

ANNUAL SHAREHOLDER REPORT
International Growth Fund

G Class (ACAEX)	November 30, 2025

This annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

What were the key factors that affected the fund’s performance?
International Growth Fund G Class returned 12.30% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Index.
•	The financials sector, which was an underweight in the portfolio, was the leading detractor from relative performance. In the banking industry, not owning firms such as Banco Santander, a financial services company, dragged on performance. Interest rate cuts in some markets were expected to spur credit demand, helping banks. The consumer discretionary sector also hurt results.
•	Notable individual detractors included Novo Nordisk, the Denmark-based drugmaker, and Keyence, the Japan-based factory automation firm. London Stock Exchange Group, a U.K.-based financial exchange and data and analytics company, also hurt results.
•	The energy sector was a contributor to relative performance. In the oil, gas and consumable fuels industry, not owning oil and gas companies like Shell and TotalEnergies benefited results.
•	Notable individual contributors included Societe Generale, the France-based investment bank, and Siemens Energy, the Germany-based energy company. A position in NEC, the Japan-based information technology company, also benefited relative performance.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2022 through November 30, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	12.30%	4.64%	4/1/22
MSCI EAFE	24.50%	10.22%	—
MSCI EAFE Growth	15.39%	6.36%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,649,859,611
Management Fees (dollars paid during the reporting period)	$14,810,162
Portfolio Turnover Rate	65%
Total Number of Portfolio Holdings	103

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.3%	France	17%
Other Assets and Liabilities	(1.9)%	United Kingdom	15%
		Germany	8%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A737

ANNUAL SHAREHOLDER REPORT
International Opportunities Fund

Investor Class (AIOIX)	November 30, 2025

This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$163	1.46%

What were the key factors that affected the fund’s performance?
International Opportunities Fund Investor Class returned 23.21% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Small Cap Growth Index.
•	The financials sector was the leading contributor to the portfolio's relative performance, with banks acting as a particular source of strength. Owning the National Bank of Greece, a portfolio-only holding, helped results. The materials sector also contributed.
•	Notable individual contributors included Lundin Gold, a Canadian gold mining company, and Hyundai Rotem, a South Korean manufacturer of railway rolling stock and defense equipment. Owning Tower Semiconductor, a maker of analog semiconductors, also helped.
•	The health care sector detracted from relative performance, with the biotechnology industry dragging on results. Positions in PeptiDream, which is developing peptide-based medicines, and Hugel, a South Korea-based medical aesthetics company, hurt. The energy sector also detracted.
•	Other notable detractors were Vista Energy, an oil and gas production company, and NEXTDC, an Australia-based operator of data centers. Redcare Pharmacy, the European online pharmacy retailer, was another source of weakness.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	23.21%	2.13%	6.46%
Regulatory Index
MSCI ACWI ex USA	26.04%	8.41%	7.89%
Performance Index
MSCI ACWI ex USA Small Cap Growth	21.83%	5.22%	7.34%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$504,538,371
Management Fees (dollars paid during the reporting period)	$6,669,139
Portfolio Turnover Rate	119%
Total Number of Portfolio Holdings	114

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	20%
Exchange-Traded Funds	0.0%	Canada	16%
Short-Term Investments	4.0%	Australia	8%
Other Assets and Liabilities	(2.9)%	Taiwan	6%
		India	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086745

ANNUAL SHAREHOLDER REPORT
International Opportunities Fund

I Class (ACIOX)	November 30, 2025

This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$141	1.26%

What were the key factors that affected the fund’s performance?
International Opportunities Fund I Class returned 23.53% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Small Cap Growth Index.
•	The financials sector was the leading contributor to the portfolio's relative performance, with banks acting as a particular source of strength. Owning the National Bank of Greece, a portfolio-only holding, helped results. The materials sector also contributed.
•	Notable individual contributors included Lundin Gold, a Canadian gold mining company, and Hyundai Rotem, a South Korean manufacturer of railway rolling stock and defense equipment. Owning Tower Semiconductor, a maker of analog semiconductors, also helped.
•	The health care sector detracted from relative performance, with the biotechnology industry dragging on results. Positions in PeptiDream, which is developing peptide-based medicines, and Hugel, a South Korea-based medical aesthetics company, hurt. The energy sector also detracted.
•	Other notable detractors were Vista Energy, an oil and gas production company, and NEXTDC, an Australia-based operator of data centers. Redcare Pharmacy, the European online pharmacy retailer, was another source of weakness.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	23.53%	2.34%	6.67%
Regulatory Index
MSCI ACWI ex USA	26.04%	8.41%	7.89%
Performance Index
MSCI ACWI ex USA Small Cap Growth	21.83%	5.22%	7.34%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$504,538,371
Management Fees (dollars paid during the reporting period)	$6,669,139
Portfolio Turnover Rate	119%
Total Number of Portfolio Holdings	114

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	20%
Exchange-Traded Funds	0.0%	Canada	16%
Short-Term Investments	4.0%	Australia	8%
Other Assets and Liabilities	(2.9)%	Taiwan	6%
		India	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086737

ANNUAL SHAREHOLDER REPORT
International Opportunities Fund

A Class (AIVOX)	November 30, 2025

This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$191	1.71%

What were the key factors that affected the fund’s performance?
International Opportunities Fund A Class returned 22.89% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Small Cap Growth Index.
•	The financials sector was the leading contributor to the portfolio's relative performance, with banks acting as a particular source of strength. Owning the National Bank of Greece, a portfolio-only holding, helped results. The materials sector also contributed.
•	Notable individual contributors included Lundin Gold, a Canadian gold mining company, and Hyundai Rotem, a South Korean manufacturer of railway rolling stock and defense equipment. Owning Tower Semiconductor, a maker of analog semiconductors, also helped.
•	The health care sector detracted from relative performance, with the biotechnology industry dragging on results. Positions in PeptiDream, which is developing peptide-based medicines, and Hugel, a South Korea-based medical aesthetics company, hurt. The energy sector also detracted.
•	Other notable detractors were Vista Energy, an oil and gas production company, and NEXTDC, an Australia-based operator of data centers. Redcare Pharmacy, the European online pharmacy retailer, was another source of weakness.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	22.89%	1.87%	6.19%
A Class - with sales charge	15.82%	0.67%	5.56%
Regulatory Index
MSCI ACWI ex USA	26.04%	8.41%	7.89%
Performance Index
MSCI ACWI ex USA Small Cap Growth	21.83%	5.22%	7.34%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$504,538,371
Management Fees (dollars paid during the reporting period)	$6,669,139
Portfolio Turnover Rate	119%
Total Number of Portfolio Holdings	114

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	20%
Exchange-Traded Funds	0.0%	Canada	16%
Short-Term Investments	4.0%	Australia	8%
Other Assets and Liabilities	(2.9)%	Taiwan	6%
		India	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086455

ANNUAL SHAREHOLDER REPORT
International Opportunities Fund

C Class (AIOCX)	November 30, 2025

This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$273	2.46%

What were the key factors that affected the fund’s performance?
International Opportunities Fund C Class returned 21.96% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Small Cap Growth Index.
•	The financials sector was the leading contributor to the portfolio's relative performance, with banks acting as a particular source of strength. Owning the National Bank of Greece, a portfolio-only holding, helped results. The materials sector also contributed.
•	Notable individual contributors included Lundin Gold, a Canadian gold mining company, and Hyundai Rotem, a South Korean manufacturer of railway rolling stock and defense equipment. Owning Tower Semiconductor, a maker of analog semiconductors, also helped.
•	The health care sector detracted from relative performance, with the biotechnology industry dragging on results. Positions in PeptiDream, which is developing peptide-based medicines, and Hugel, a South Korea-based medical aesthetics company, hurt. The energy sector also detracted.
•	Other notable detractors were Vista Energy, an oil and gas production company, and NEXTDC, an Australia-based operator of data centers. Redcare Pharmacy, the European online pharmacy retailer, was another source of weakness.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	21.96%	1.12%	5.40%
Regulatory Index
MSCI ACWI ex USA	26.04%	8.41%	7.89%
Performance Index
MSCI ACWI ex USA Small Cap Growth	21.83%	5.22%	7.34%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$504,538,371
Management Fees (dollars paid during the reporting period)	$6,669,139
Portfolio Turnover Rate	119%
Total Number of Portfolio Holdings	114

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	20%
Exchange-Traded Funds	0.0%	Canada	16%
Short-Term Investments	4.0%	Australia	8%
Other Assets and Liabilities	(2.9)%	Taiwan	6%
		India	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086448

ANNUAL SHAREHOLDER REPORT
International Opportunities Fund

R Class (AIORX)	November 30, 2025

This annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$218	1.96%

What were the key factors that affected the fund’s performance?
International Opportunities Fund R Class returned 22.65% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Small Cap Growth Index.
•	The financials sector was the leading contributor to the portfolio's relative performance, with banks acting as a particular source of strength. Owning the National Bank of Greece, a portfolio-only holding, helped results. The materials sector also contributed.
•	Notable individual contributors included Lundin Gold, a Canadian gold mining company, and Hyundai Rotem, a South Korean manufacturer of railway rolling stock and defense equipment. Owning Tower Semiconductor, a maker of analog semiconductors, also helped.
•	The health care sector detracted from relative performance, with the biotechnology industry dragging on results. Positions in PeptiDream, which is developing peptide-based medicines, and Hugel, a South Korea-based medical aesthetics company, hurt. The energy sector also detracted.
•	Other notable detractors were Vista Energy, an oil and gas production company, and NEXTDC, an Australia-based operator of data centers. Redcare Pharmacy, the European online pharmacy retailer, was another source of weakness.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	22.65%	1.62%	5.93%
Regulatory Index
MSCI ACWI ex USA	26.04%	8.41%	7.89%
Performance Index
MSCI ACWI ex USA Small Cap Growth	21.83%	5.22%	7.34%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$504,538,371
Management Fees (dollars paid during the reporting period)	$6,669,139
Portfolio Turnover Rate	119%
Total Number of Portfolio Holdings	114

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	20%
Exchange-Traded Funds	0.0%	Canada	16%
Short-Term Investments	4.0%	Australia	8%
Other Assets and Liabilities	(2.9)%	Taiwan	6%
		India	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086430

ANNUAL SHAREHOLDER REPORT
International Small-Mid Cap Fund

Investor Class (ANTSX)	November 30, 2025

This annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$155	1.42%

What were the key factors that affected the fund’s performance?
International Small-Mid Cap Fund Investor Class returned 18.13% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Small Cap Index.
•	The industrials sector was the leading detractor from relative performance. Inside the machinery industry, firms like Sulzer, a Switzerland-based firm that offers technology and services in fluid engineering, and Miura, a Japan-based producer of boilers and other energy conservation products, dragged. The information technology sector also weighed on results.
•	Other notable individual detractors included NEXTDC, an Australia-based data center operator, and Similarweb, a provider of web and app analytics. Redcare Pharmacy, a European web-based pharmacy, also hurt.
•	The consumer discretionary sector contributed to relative performance. Inside the specialty retail industry, Aritzia, a Canada-based retailer of women's clothing that is speeding up a U.S. expansion, supported results.
•	Other notable individual contributors included Tower Semiconductor, a maker of analog semiconductors, and BPER Banca, an Italy-based financial services firm. Ryohin Keikaku, a Japanese household products retailer, also helped relative performance.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	18.13%	2.90%	6.20%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Small Cap	25.94%	6.55%	7.33%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$501,504,539
Management Fees (dollars paid during the reporting period)	$1,265,907
Portfolio Turnover Rate	128%
Total Number of Portfolio Holdings	117

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	Japan	34%
Exchange-Traded Funds	0.7%	Australia	10%
Short-Term Investments	6.4%	Canada	10%
Other Assets and Liabilities	(5.0)%	United Kingdom	10%
		Israel	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086323

ANNUAL SHAREHOLDER REPORT
International Small-Mid Cap Fund

G Class (ANTMX)	November 30, 2025

This annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

What were the key factors that affected the fund’s performance?
International Small-Mid Cap Fund G Class returned 19.86% for the reporting period ended November 30, 2025.
The fund seeks capital growth. The commentary below refers to the fund's performance compared to the MSCI EAFE Small Cap Index.
•	The industrials sector was the leading detractor from relative performance. Inside the machinery industry, firms like Sulzer, a Switzerland-based firm that offers technology and services in fluid engineering, and Miura, a Japan-based producer of boilers and other energy conservation products, dragged. The information technology sector also weighed on results.
•	Other notable individual detractors included NEXTDC, an Australia-based data center operator, and Similarweb, a provider of web and app analytics. Redcare Pharmacy, a European web-based pharmacy, also hurt.
•	The consumer discretionary sector contributed to relative performance. Inside the specialty retail industry, Aritzia, a Canada-based retailer of women's clothing that is speeding up a U.S. expansion, supported results.
•	Other notable individual contributors included Tower Semiconductor, a maker of analog semiconductors, and BPER Banca, an Italy-based financial services firm. Ryohin Keikaku, a Japanese household products retailer, also helped relative performance.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
G Class	19.86%	4.40%	7.52%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Small Cap	25.94%	6.55%	7.33%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$501,504,539
Management Fees (dollars paid during the reporting period)	$1,265,907
Portfolio Turnover Rate	128%
Total Number of Portfolio Holdings	117

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	Japan	34%
Exchange-Traded Funds	0.7%	Australia	10%
Short-Term Investments	6.4%	Canada	10%
Other Assets and Liabilities	(5.0)%	United Kingdom	10%
		Israel	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086315

ANNUAL SHAREHOLDER REPORT
International Value Fund

Investor Class (ACEVX)	November 30, 2025

This annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$131	1.12%

What were the key factors that affected the fund’s performance?
International Value Fund Investor Class returned 33.75% for the reporting period ended November 30, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by selection and allocation decisions among banks. The majority of the top-10 individual contributors for the period were European-based banks, which benefited from comparatively attractive valuations and net interest margins, steady loan growth and still-solid credit trends.
•	The materials sector was another source of strength, led by positioning and stock choices in the construction materials and chemicals industries, respectively. Heidelberg Materials was the leading contributor, as it saw increased demand resulting from greater emphasis on more sustainable building products in Europe. Our chemicals holdings benefited from strong global fertilizer pricing.
•	Health care stocks were the leading detractors from performance, reflecting an overweight allocation and stock choices in the pharmaceuticals industry. These stocks were hurt by worries about drug pricing pressure and threatened tariffs from the Trump administration.
•	Elsewhere, the industrials and communication services sectors were modest detractors. Stock choices and underweight allocations to industrial conglomerates and construction and engineering companies hurt relative results. In communication services, some large diversified telecommunication holdings weighed on performance amid worries about large capital outlays and currency volatility.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	33.75%	11.69%	7.25%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Value	34.10%	13.42%	8.03%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,431,274,747
Management Fees (dollars paid during the reporting period)	$2,811,703
Portfolio Turnover Rate	79%
Total Number of Portfolio Holdings	157

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	22%
Short-Term Investments	0.9%	United Kingdom	18%
Other Assets and Liabilities	0.6%	France	9%
		Switzerland	7%
		Germany	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086588

ANNUAL SHAREHOLDER REPORT
International Value Fund

I Class (ACVUX)	November 30, 2025

This annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$108	0.92%

What were the key factors that affected the fund’s performance?
International Value Fund I Class returned 34.11% for the reporting period ended November 30, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by selection and allocation decisions among banks. The majority of the top-10 individual contributors for the period were European-based banks, which benefited from comparatively attractive valuations and net interest margins, steady loan growth and still-solid credit trends.
•	The materials sector was another source of strength, led by positioning and stock choices in the construction materials and chemicals industries, respectively. Heidelberg Materials was the leading contributor, as it saw increased demand resulting from greater emphasis on more sustainable building products in Europe. Our chemicals holdings benefited from strong global fertilizer pricing.
•	Health care stocks were the leading detractors from performance, reflecting an overweight allocation and stock choices in the pharmaceuticals industry. These stocks were hurt by worries about drug pricing pressure and threatened tariffs from the Trump administration.
•	Elsewhere, the industrials and communication services sectors were modest detractors. Stock choices and underweight allocations to industrial conglomerates and construction and engineering companies hurt relative results. In communication services, some large diversified telecommunication holdings weighed on performance amid worries about large capital outlays and currency volatility.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	34.11%	11.90%	7.46%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Value	34.10%	13.42%	8.03%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,431,274,747
Management Fees (dollars paid during the reporting period)	$2,811,703
Portfolio Turnover Rate	79%
Total Number of Portfolio Holdings	157

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	22%
Short-Term Investments	0.9%	United Kingdom	18%
Other Assets and Liabilities	0.6%	France	9%
		Switzerland	7%
		Germany	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086570

ANNUAL SHAREHOLDER REPORT
International Value Fund

A Class (MEQAX)	November 30, 2025

This annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$160	1.37%

What were the key factors that affected the fund’s performance?
International Value Fund A Class returned 33.44% for the reporting period ended November 30, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by selection and allocation decisions among banks. The majority of the top-10 individual contributors for the period were European-based banks, which benefited from comparatively attractive valuations and net interest margins, steady loan growth and still-solid credit trends.
•	The materials sector was another source of strength, led by positioning and stock choices in the construction materials and chemicals industries, respectively. Heidelberg Materials was the leading contributor, as it saw increased demand resulting from greater emphasis on more sustainable building products in Europe. Our chemicals holdings benefited from strong global fertilizer pricing.
•	Health care stocks were the leading detractors from performance, reflecting an overweight allocation and stock choices in the pharmaceuticals industry. These stocks were hurt by worries about drug pricing pressure and threatened tariffs from the Trump administration.
•	Elsewhere, the industrials and communication services sectors were modest detractors. Stock choices and underweight allocations to industrial conglomerates and construction and engineering companies hurt relative results. In communication services, some large diversified telecommunication holdings weighed on performance amid worries about large capital outlays and currency volatility.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015, through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	33.44%	11.42%	6.98%
A Class - with sales charge	25.77%	10.10%	6.35%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Value	34.10%	13.42%	8.03%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,431,274,747
Management Fees (dollars paid during the reporting period)	$2,811,703
Portfolio Turnover Rate	79%
Total Number of Portfolio Holdings	157

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	22%
Short-Term Investments	0.9%	United Kingdom	18%
Other Assets and Liabilities	0.6%	France	9%
		Switzerland	7%
		Germany	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086562

ANNUAL SHAREHOLDER REPORT
International Value Fund

C Class (ACCOX)	November 30, 2025

This annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$247	2.12%

What were the key factors that affected the fund’s performance?
International Value Fund C Class returned 32.56% for the reporting period ended November 30, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by selection and allocation decisions among banks. The majority of the top-10 individual contributors for the period were European-based banks, which benefited from comparatively attractive valuations and net interest margins, steady loan growth and still-solid credit trends.
•	The materials sector was another source of strength, led by positioning and stock choices in the construction materials and chemicals industries, respectively. Heidelberg Materials was the leading contributor, as it saw increased demand resulting from greater emphasis on more sustainable building products in Europe. Our chemicals holdings benefited from strong global fertilizer pricing.
•	Health care stocks were the leading detractors from performance, reflecting an overweight allocation and stock choices in the pharmaceuticals industry. These stocks were hurt by worries about drug pricing pressure and threatened tariffs from the Trump administration.
•	Elsewhere, the industrials and communication services sectors were modest detractors. Stock choices and underweight allocations to industrial conglomerates and construction and engineering companies hurt relative results. In communication services, some large diversified telecommunication holdings weighed on performance amid worries about large capital outlays and currency volatility.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	32.56%	10.58%	6.19%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Value	34.10%	13.42%	8.03%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,431,274,747
Management Fees (dollars paid during the reporting period)	$2,811,703
Portfolio Turnover Rate	79%
Total Number of Portfolio Holdings	157

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	22%
Short-Term Investments	0.9%	United Kingdom	18%
Other Assets and Liabilities	0.6%	France	9%
		Switzerland	7%
		Germany	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086547

ANNUAL SHAREHOLDER REPORT
International Value Fund

R Class (ACVRX)	November 30, 2025

This annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$189	1.62%

What were the key factors that affected the fund’s performance?
International Value Fund R Class returned 33.06% for the reporting period ended November 30, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by selection and allocation decisions among banks. The majority of the top-10 individual contributors for the period were European-based banks, which benefited from comparatively attractive valuations and net interest margins, steady loan growth and still-solid credit trends.
•	The materials sector was another source of strength, led by positioning and stock choices in the construction materials and chemicals industries, respectively. Heidelberg Materials was the leading contributor, as it saw increased demand resulting from greater emphasis on more sustainable building products in Europe. Our chemicals holdings benefited from strong global fertilizer pricing.
•	Health care stocks were the leading detractors from performance, reflecting an overweight allocation and stock choices in the pharmaceuticals industry. These stocks were hurt by worries about drug pricing pressure and threatened tariffs from the Trump administration.
•	Elsewhere, the industrials and communication services sectors were modest detractors. Stock choices and underweight allocations to industrial conglomerates and construction and engineering companies hurt relative results. In communication services, some large diversified telecommunication holdings weighed on performance amid worries about large capital outlays and currency volatility.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	33.06%	11.11%	6.71%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Value	34.10%	13.42%	8.03%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,431,274,747
Management Fees (dollars paid during the reporting period)	$2,811,703
Portfolio Turnover Rate	79%
Total Number of Portfolio Holdings	157

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	22%
Short-Term Investments	0.9%	United Kingdom	18%
Other Assets and Liabilities	0.6%	France	9%
		Switzerland	7%
		Germany	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086539

ANNUAL SHAREHOLDER REPORT
International Value Fund

R6 Class (ACVDX)	November 30, 2025

This annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$90	0.77%

What were the key factors that affected the fund’s performance?
International Value Fund R6 Class returned 34.17% for the reporting period ended November 30, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by selection and allocation decisions among banks. The majority of the top-10 individual contributors for the period were European-based banks, which benefited from comparatively attractive valuations and net interest margins, steady loan growth and still-solid credit trends.
•	The materials sector was another source of strength, led by positioning and stock choices in the construction materials and chemicals industries, respectively. Heidelberg Materials was the leading contributor, as it saw increased demand resulting from greater emphasis on more sustainable building products in Europe. Our chemicals holdings benefited from strong global fertilizer pricing.
•	Health care stocks were the leading detractors from performance, reflecting an overweight allocation and stock choices in the pharmaceuticals industry. These stocks were hurt by worries about drug pricing pressure and threatened tariffs from the Trump administration.
•	Elsewhere, the industrials and communication services sectors were modest detractors. Stock choices and underweight allocations to industrial conglomerates and construction and engineering companies hurt relative results. In communication services, some large diversified telecommunication holdings weighed on performance amid worries about large capital outlays and currency volatility.

Cumulative Performance (based on an initial $10,000 investment)
November 30, 2015 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	34.17%	12.07%	7.62%
Regulatory Index
MSCI EAFE	24.50%	9.27%	7.72%
Performance Index
MSCI EAFE Value	34.10%	13.42%	8.03%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,431,274,747
Management Fees (dollars paid during the reporting period)	$2,811,703
Portfolio Turnover Rate	79%
Total Number of Portfolio Holdings	157

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	22%
Short-Term Investments	0.9%	United Kingdom	18%
Other Assets and Liabilities	0.6%	France	9%
		Switzerland	7%
		Germany	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086380

ANNUAL SHAREHOLDER REPORT
International Value Fund

G Class (ACAFX)	November 30, 2025

This annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.02%

What were the key factors that affected the fund’s performance?
International Value Fund G Class returned 35.29% for the reporting period ended November 30, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance relative to the MSCI EAFE Value Index.
•	Positioning in the financials sector contributed most to performance, led by selection and allocation decisions among banks. The majority of the top-10 individual contributors for the period were European-based banks, which benefited from comparatively attractive valuations and net interest margins, steady loan growth and still-solid credit trends.
•	The materials sector was another source of strength, led by positioning and stock choices in the construction materials and chemicals industries, respectively. Heidelberg Materials was the leading contributor, as it saw increased demand resulting from greater emphasis on more sustainable building products in Europe. Our chemicals holdings benefited from strong global fertilizer pricing.
•	Health care stocks were the leading detractors from performance, reflecting an overweight allocation and stock choices in the pharmaceuticals industry. These stocks were hurt by worries about drug pricing pressure and threatened tariffs from the Trump administration.
•	Elsewhere, the industrials and communication services sectors were modest detractors. Stock choices and underweight allocations to industrial conglomerates and construction and engineering companies hurt relative results. In communication services, some large diversified telecommunication holdings weighed on performance amid worries about large capital outlays and currency volatility.

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2022 through November 30, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	35.29%	14.31%	4/1/22
Regulatory Index
MSCI EAFE	24.50%	10.22%	—
Performance Index
MSCI EAFE Value	34.10%	14.07%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,431,274,747
Management Fees (dollars paid during the reporting period)	$2,811,703
Portfolio Turnover Rate	79%
Total Number of Portfolio Holdings	157

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Japan	22%
Short-Term Investments	0.9%	United Kingdom	18%
Other Assets and Liabilities	0.6%	France	9%
		Switzerland	7%
		Germany	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A745

ANNUAL SHAREHOLDER REPORT
Non-U.S. Intrinsic Value Fund

Investor Class (ANTUX)	November 30, 2025

This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$137	1.18%

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund Investor Class returned 31.67% for the reporting period ended November 30, 2025.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Index.
•	The fund’s stock selection in the financials sector was a significant contributor to performance during the period. While the fund is broadly underweight in the banking industry, select overweight positions that outperformed buoyed results. Fortuitous investment choices in the insurance industry also propelled performance.
•	Security selection in the health care sector aided performance. Holdings in the pharmaceuticals industry helped, both from avoiding exposure to certain benchmark names while taking overweight positions in others that outperformed. A lack of exposure to the health care equipment and supplies industry also contributed.
•	Security selection in the materials sector weighed on performance. A pair of holdings, one in the paper and forest products industry and the other in the chemicals industry, were the fund’s primary detractors in the materials sector.
•	Investment choices in the industrials sector hampered performance. A holding in the professional services industry weighed on results, as did a lack of exposure to the aerospace and defense industry.

Cumulative Performance (based on an initial $10,000 investment)
December 6, 2018 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	31.67%	11.35%	7.05%	12/6/18
MSCI ACWI ex USA	26.04%	8.41%	9.37%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$556,957,705
Management Fees (dollars paid during the reporting period)	$1,291,331
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.3%	United Kingdom	30%
Short-Term Investments	0.7%	France	19%
Other Assets and Liabilities	1.0%	Germany	10%
		South Korea	10%
		Netherlands	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086158

ANNUAL SHAREHOLDER REPORT
Non-U.S. Intrinsic Value Fund

I Class (ANVHX)	November 30, 2025

This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$114	0.98%

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund I Class returned 31.94% for the reporting period ended November 30, 2025.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Index.
•	The fund’s stock selection in the financials sector was a significant contributor to performance during the period. While the fund is broadly underweight in the banking industry, select overweight positions that outperformed buoyed results. Fortuitous investment choices in the insurance industry also propelled performance.
•	Security selection in the health care sector aided performance. Holdings in the pharmaceuticals industry helped, both from avoiding exposure to certain benchmark names while taking overweight positions in others that outperformed. A lack of exposure to the health care equipment and supplies industry also contributed.
•	Security selection in the materials sector weighed on performance. A pair of holdings, one in the paper and forest products industry and the other in the chemicals industry, were the fund’s primary detractors in the materials sector.
•	Investment choices in the industrials sector hampered performance. A holding in the professional services industry weighed on results, as did a lack of exposure to the aerospace and defense industry.

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	31.94%	11.58%	7.60%	12/3/19
MSCI ACWI ex USA	26.04%	8.41%	8.72%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$556,957,705
Management Fees (dollars paid during the reporting period)	$1,291,331
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.3%	United Kingdom	30%
Short-Term Investments	0.7%	France	19%
Other Assets and Liabilities	1.0%	Germany	10%
		South Korea	10%
		Netherlands	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A786

ANNUAL SHAREHOLDER REPORT
Non-U.S. Intrinsic Value Fund

A Class (ANVLX)	November 30, 2025

This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$165	1.43%

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund A Class returned 31.41% for the reporting period ended November 30, 2025.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Index.
•	The fund’s stock selection in the financials sector was a significant contributor to performance during the period. While the fund is broadly underweight in the banking industry, select overweight positions that outperformed buoyed results. Fortuitous investment choices in the insurance industry also propelled performance.
•	Security selection in the health care sector aided performance. Holdings in the pharmaceuticals industry helped, both from avoiding exposure to certain benchmark names while taking overweight positions in others that outperformed. A lack of exposure to the health care equipment and supplies industry also contributed.
•	Security selection in the materials sector weighed on performance. A pair of holdings, one in the paper and forest products industry and the other in the chemicals industry, were the fund’s primary detractors in the materials sector.
•	Investment choices in the industrials sector hampered performance. A holding in the professional services industry weighed on results, as did a lack of exposure to the aerospace and defense industry.

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	31.41%	11.07%	7.12%	12/3/19
A Class - with sales charge	23.85%	9.76%	6.07%	12/3/19
MSCI ACWI ex USA	26.04%	8.41%	8.72%	—

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$556,957,705
Management Fees (dollars paid during the reporting period)	$1,291,331
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.3%	United Kingdom	30%
Short-Term Investments	0.7%	France	19%
Other Assets and Liabilities	1.0%	Germany	10%
		South Korea	10%
		Netherlands	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A778

ANNUAL SHAREHOLDER REPORT
Non-U.S. Intrinsic Value Fund

R Class (ANVRX)	November 30, 2025

This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$194	1.68%

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund R Class returned 30.89% for the reporting period ended November 30, 2025.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Index.
•	The fund’s stock selection in the financials sector was a significant contributor to performance during the period. While the fund is broadly underweight in the banking industry, select overweight positions that outperformed buoyed results. Fortuitous investment choices in the insurance industry also propelled performance.
•	Security selection in the health care sector aided performance. Holdings in the pharmaceuticals industry helped, both from avoiding exposure to certain benchmark names while taking overweight positions in others that outperformed. A lack of exposure to the health care equipment and supplies industry also contributed.
•	Security selection in the materials sector weighed on performance. A pair of holdings, one in the paper and forest products industry and the other in the chemicals industry, were the fund’s primary detractors in the materials sector.
•	Investment choices in the industrials sector hampered performance. A holding in the professional services industry weighed on results, as did a lack of exposure to the aerospace and defense industry.

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	30.89%	10.79%	6.83%	12/3/19
MSCI ACWI ex USA	26.04%	8.41%	8.72%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$556,957,705
Management Fees (dollars paid during the reporting period)	$1,291,331
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.3%	United Kingdom	30%
Short-Term Investments	0.7%	France	19%
Other Assets and Liabilities	1.0%	Germany	10%
		South Korea	10%
		Netherlands	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A760

ANNUAL SHAREHOLDER REPORT
Non-U.S. Intrinsic Value Fund

R6 Class (ANVMX)	November 30, 2025

This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$96	0.83%

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund R6 Class returned 32.11% for the reporting period ended November 30, 2025.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Index.
•	The fund’s stock selection in the financials sector was a significant contributor to performance during the period. While the fund is broadly underweight in the banking industry, select overweight positions that outperformed buoyed results. Fortuitous investment choices in the insurance industry also propelled performance.
•	Security selection in the health care sector aided performance. Holdings in the pharmaceuticals industry helped, both from avoiding exposure to certain benchmark names while taking overweight positions in others that outperformed. A lack of exposure to the health care equipment and supplies industry also contributed.
•	Security selection in the materials sector weighed on performance. A pair of holdings, one in the paper and forest products industry and the other in the chemicals industry, were the fund’s primary detractors in the materials sector.
•	Investment choices in the industrials sector hampered performance. A holding in the professional services industry weighed on results, as did a lack of exposure to the aerospace and defense industry.

Cumulative Performance (based on an initial $10,000 investment)
December 3, 2019 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	32.11%	11.75%	7.77%	12/3/19
MSCI ACWI ex USA	26.04%	8.41%	8.72%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$556,957,705
Management Fees (dollars paid during the reporting period)	$1,291,331
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.3%	United Kingdom	30%
Short-Term Investments	0.7%	France	19%
Other Assets and Liabilities	1.0%	Germany	10%
		South Korea	10%
		Netherlands	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2509A752

ANNUAL SHAREHOLDER REPORT
Non-U.S. Intrinsic Value Fund

G Class (ANTGX)	November 30, 2025

This annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$3	0.03%

What were the key factors that affected the fund’s performance?
Non-U.S. Intrinsic Value Fund G Class returned 33.08% for the reporting period ended November 30, 2025.
The fund seeks capital appreciation. The commentary below refers to the fund's performance relative to the MSCI ACWI ex USA Index.
•	The fund’s stock selection in the financials sector was a significant contributor to performance during the period. While the fund is broadly underweight in the banking industry, select overweight positions that outperformed buoyed results. Fortuitous investment choices in the insurance industry also propelled performance.
•	Security selection in the health care sector aided performance. Holdings in the pharmaceuticals industry helped, both from avoiding exposure to certain benchmark names while taking overweight positions in others that outperformed. A lack of exposure to the health care equipment and supplies industry also contributed.
•	Security selection in the materials sector weighed on performance. A pair of holdings, one in the paper and forest products industry and the other in the chemicals industry, were the fund’s primary detractors in the materials sector.
•	Investment choices in the industrials sector hampered performance. A holding in the professional services industry weighed on results, as did a lack of exposure to the aerospace and defense industry.

Cumulative Performance (based on an initial $10,000 investment)
December 6, 2018 through November 30, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	33.08%	12.65%	8.36%	12/6/18
MSCI ACWI ex USA	26.04%	8.41%	9.37%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$556,957,705
Management Fees (dollars paid during the reporting period)	$1,291,331
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.3%	United Kingdom	30%
Short-Term Investments	0.7%	France	19%
Other Assets and Liabilities	1.0%	Germany	10%
		South Korea	10%
		Netherlands	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25086141

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins, Barry Fink and Gary Meltzer are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2024:	$219,310
FY 2025:	$196,310

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2024:	$98,325
FY 2025:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

November 30, 2025

Emerging Markets Fund	International Growth Fund
Investor Class (TWMIX)	Investor Class (TWIEX)
I Class (AMKIX)	I Class (TGRIX)
Y Class (AEYMX)	Y Class (ATYGX)
A Class (AEMMX)	A Class (TWGAX)
C Class (ACECX)	C Class (AIWCX)
R Class (AEMRX)	R Class (ATGRX)
R5 Class (AEGMX)	R5 Class (ATGGX)
R6 Class (AEDMX)	R6 Class (ATGDX)
G Class (ACADX)	G Class (ACAEX)
Focused Global Growth Fund	International Opportunities Fund
Investor Class (TWGGX)	Investor Class (AIOIX)
I Class (AGGIX)	I Class (ACIOX)
Y Class (AGYGX)	A Class (AIVOX)
A Class (AGGRX)	C Class (AIOCX)
C Class (AGLCX)	R Class (AIORX)
R Class (AGORX)	International Small-Mid Cap Fund
R5 Class (AGFGX)	Investor Class (ANTSX)
R6 Class (AGGDX)	G Class (ANTMX)
Focused International Growth Fund	International Value Fund
Investor Class (AFCNX)	Investor Class (ACEVX)
I Class (AFCSX)	I Class (ACVUX)
A Class (AFCLX)	A Class (MEQAX)
C Class (AFCHX)	C Class (ACCOX)
R Class (AFCWX)	R Class (ACVRX)
R6 Class (AFCMX)	R6 Class (ACVDX)
G Class (AFCGX)	G Class (ACAFX)
Global Small Cap Fund	Non-U.S. Intrinsic Value Fund
Investor Class (AGCVX)	Investor Class (ANTUX)
I Class (AGCSX)	I Class (ANVHX)
A Class (AGCLX)	A Class (ANVLX)
C Class (AGCHX)	R Class (ANVRX)
R Class (AGCWX)	R6 Class (ANVMX)
R6 Class (AGCTX)	G Class (ANTGX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Emerging Markets Fund

NOVEMBER 30, 2025

	Shares	Value
COMMON STOCKS — 98.4%
Brazil — 6.5%
Banco BTG Pactual SA	1,357,700	$13,699,471
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	420,543	11,089,719
Cury Construtora e Incorporadora SA	2,386,600	17,244,989
Embraer SA, ADR	368,034	23,083,092
Multiplan Empreendimentos Imobiliarios SA	1,579,800	8,955,806
NU Holdings Ltd., Class A(1)	1,636,511	28,458,926
PRIO SA(1)	1,284,900	9,067,730
		111,599,733
Chile — 1.5%
Banco de Chile, ADR	288,061	10,882,944
Falabella SA	2,229,057	14,462,526
		25,345,470
China — 24.7%
Alibaba Group Holding Ltd., ADR(2)	401,946	63,226,106
China Construction Bank Corp., H Shares	35,218,000	37,102,270
China International Capital Corp. Ltd., H Shares	1,922,800	4,682,498
Contemporary Amperex Technology Co. Ltd., Class A	472,910	25,100,141
Foxconn Industrial Internet Co. Ltd., Class A	1,278,351	11,073,763
Industrial & Commercial Bank of China Ltd., H Shares	25,351,740	21,017,091
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,623,680	14,313,830
Montage Technology Co. Ltd., Class A	777,650	13,130,287
NetEase, Inc.	1,093,000	30,235,641
Ping An Insurance Group Co. of China Ltd., H Shares	2,891,500	21,161,220
Tencent Holdings Ltd.	1,477,600	116,747,444
Trip.com Group Ltd.	335,550	23,384,967
Vnet Group, Inc., ADR(1)(2)	820,646	7,336,575
Xiaomi Corp., Class B(1)	3,749,400	19,930,787
Zhongji Innolight Co. Ltd., Class A	221,900	16,269,504
		424,712,124
Greece — 1.3%
Piraeus Financial Holdings SA(1)	2,624,518	21,544,726
Hong Kong — 2.4%
Galaxy Entertainment Group Ltd.	3,527,000	18,300,680
Hong Kong Exchanges & Clearing Ltd.	425,800	22,644,253
		40,944,933
Hungary — 1.2%
OTP Bank Nyrt	199,730	20,790,341
India — 14.4%
Apollo Hospitals Enterprise Ltd.	204,362	16,794,366
Bharti Airtel Ltd.	1,315,951	31,046,172
DLF Ltd.	1,008,872	8,188,790
HDFC Bank Ltd.	3,176,191	35,891,139
ICICI Bank Ltd., ADR	969,454	30,276,049
Indian Hotels Co. Ltd.	979,149	8,171,851
Infosys Ltd., ADR(2)	508,030	8,880,364
InterGlobe Aviation Ltd.	196,054	12,989,263
Mahindra & Mahindra Ltd.	599,212	25,226,518
MakeMyTrip Ltd.(1)	98,488	7,031,058
Radico Khaitan Ltd.	402,910	14,481,514

Schedule of Investments - Emerging Markets Fund

	Shares	Value
Reliance Industries Ltd.	1,715,804	$30,185,858
Torrent Pharmaceuticals Ltd.	122,311	5,088,505
Vishal Mega Mart Ltd.(1)	8,287,810	12,619,105
		246,870,552
Malaysia — 0.5%
CIMB Group Holdings Bhd.	4,783,400	8,862,627
Mexico — 2.5%
America Movil SAB de CV, ADR	948,558	21,892,719
Cemex SAB de CV, ADR	1,078,202	11,633,800
Grupo Aeroportuario del Pacifico SAB de CV, ADR	38,309	9,098,004
		42,624,523
Peru — 1.6%
Cia de Minas Buenaventura SAA, ADR	535,767	13,276,306
Credicorp Ltd.	54,183	13,936,410
		27,212,716
Philippines — 0.9%
International Container Terminal Services, Inc.	1,728,130	15,997,227
Poland — 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	394,983	8,374,942
Russia(3) — 0.0%
Novatek PJSC(1)	1,100,400	1
Saudi Arabia — 1.8%
Al Rajhi Bank	809,162	20,696,763
Rasan Information Technology Co.(1)	355,005	10,808,371
		31,505,134
Singapore — 0.4%
Sea Ltd., ADR(1)	52,184	7,254,098
South Africa — 3.5%
Capitec Bank Holdings Ltd.	79,957	18,137,339
Gold Fields Ltd., ADR	454,968	19,513,578
Naspers Ltd., N Shares	369,728	23,130,338
		60,781,255
South Korea — 12.3%
HD Hyundai Electric Co. Ltd.	26,672	14,129,935
HD Hyundai Heavy Industries Co. Ltd.	31,591	11,526,536
HYBE Co. Ltd.(1)	43,905	8,971,082
Hyundai Rotem Co. Ltd.	110,876	13,278,071
IsuPetasys Co. Ltd.	136,960	13,473,925
KB Financial Group, Inc.	153,744	13,115,096
KIWOOM Securities Co. Ltd.	44,341	8,265,145
Samsung Electronics Co. Ltd.	1,179,054	80,980,786
SK Hynix, Inc.	128,663	46,604,212
		210,344,788
Taiwan — 19.1%
Asia Vital Components Co. Ltd.	241,000	10,609,754
Bizlink Holding, Inc.	210,495	10,842,435
Chroma ATE, Inc.	205,000	5,364,819
Delta Electronics, Inc.	801,000	23,878,177
E.Sun Financial Holding Co. Ltd.	11,319,926	10,952,676
Elite Material Co. Ltd.(2)	407,000	19,883,591
Far EasTone Telecommunications Co. Ltd.	2,887,000	8,108,316
Gold Circuit Electronics Ltd.(2)	675,000	13,685,339

Schedule of Investments - Emerging Markets Fund

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	4,458,713	$205,575,125
Unimicron Technology Corp.	3,025,000	18,044,698
		326,944,930
Turkey — 0.5%
BIM Birlesik Magazalar AS(2)	677,921	8,572,494
United Arab Emirates — 2.2%
Abu Dhabi Islamic Bank PJSC	3,077,023	16,677,946
Emaar Properties PJSC	5,894,569	21,356,825
		38,034,771
United States — 0.6%
MercadoLibre, Inc.(1)	4,885	10,120,645
TOTAL COMMON STOCKS (Cost $937,052,326)		1,688,438,030
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio(4)	9,912,797	9,912,797
Repurchase Agreements — 1.9%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/45, valued at $34,437,322), at 4.07%, dated 11/28/25, due 12/1/25 (Delivery value $33,773,451)		33,762,000
TOTAL SHORT-TERM INVESTMENTS (Cost $43,674,797)		43,674,797
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $980,727,123)		1,732,112,827
OTHER ASSETS AND LIABILITIES — (0.9)%		(16,074,944)
TOTAL NET ASSETS — 100.0%		$1,716,037,883

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	30.0%
Financials	23.2%
Consumer Discretionary	13.4%
Communication Services	12.7%
Industrials	7.9%
Materials	2.6%
Energy	2.3%
Real Estate	2.2%
Health Care	2.1%
Consumer Staples	1.3%
Utilities	0.7%
Short-Term Investments	2.5%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $41,173,658. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $42,989,757, which includes securities collateral of $33,076,960.

Schedule of Investments - Emerging Markets Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$62,631,737	$48,967,996	—
Chile	10,882,944	14,462,526	—
China	70,562,681	354,149,443	—
India	46,187,471	200,683,081	—
Mexico	42,624,523	—	—
Peru	27,212,716	—	—
Singapore	7,254,098	—	—
South Africa	19,513,578	41,267,677	—
United States	10,120,645	—	—
Other Countries	—	731,916,914	—
Short-Term Investments	9,912,797	33,762,000	—
	$306,903,190	$1,425,209,637	—

See Notes to Financial Statements.

Schedule of Investments - Focused Global Growth Fund

NOVEMBER 30, 2025

	Shares	Value
COMMON STOCKS — 99.0%
Canada — 2.4%
TC Energy Corp.	279,061	$15,076,823
China — 2.8%
Tencent Holdings Ltd.	225,000	17,777,595
France — 6.8%
Airbus SE	60,440	14,215,028
Schneider Electric SE	47,780	12,857,860
Societe Generale SA	230,950	16,081,153
		43,154,041
Hong Kong — 4.4%
AIA Group Ltd.	1,475,000	15,363,424
Techtronic Industries Co. Ltd.	1,053,500	12,390,342
		27,753,766
Italy — 1.6%
Ferrari NV	25,500	9,993,450
Japan — 2.4%
Hitachi Ltd.	249,200	7,936,005
Mitsubishi Heavy Industries Ltd.	279,400	7,076,979
		15,012,984
Taiwan — 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	81,720	23,822,197
United Kingdom — 6.7%
BAE Systems PLC	574,210	12,505,447
Barclays PLC, ADR	608,730	13,872,957
Lloyds Banking Group PLC	12,958,730	16,434,796
		42,813,200
United States — 68.2%
AbbVie, Inc.	73,820	16,808,814
Alphabet, Inc., Class A	130,850	41,895,553
Amazon.com, Inc.(1)	120,200	28,033,044
Ares Management Corp., Class A	90,139	14,138,302
Boston Scientific Corp.(1)	166,490	16,912,054
Broadcom, Inc.	72,910	29,379,814
CenterPoint Energy, Inc.	360,200	14,400,796
Curtiss-Wright Corp.	23,810	13,435,745
Dominion Energy, Inc.	256,350	16,091,089
Eli Lilly & Co.	18,500	19,896,195
Howmet Aerospace, Inc.	77,940	15,945,745
Mastercard, Inc., Class A	34,087	18,765,916
MercadoLibre, Inc.(1)	4,760	9,861,673
Meta Platforms, Inc., Class A	10,360	6,712,762
Microsoft Corp.	74,960	36,881,069
Nasdaq, Inc.	176,690	16,064,655
NVIDIA Corp.	250,520	44,342,040
S&P Global, Inc.	29,280	14,605,742
Sherwin-Williams Co.	38,180	13,122,084
Stryker Corp.	44,390	16,476,680
Uber Technologies, Inc.(1)	167,890	14,697,091

Schedule of Investments - Focused Global Growth Fund

	Shares	Value
Williams Cos., Inc.	240,190	$14,634,777
		433,101,640
TOTAL COMMON STOCKS (Cost $490,690,709)		628,505,696
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreements — 1.0%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/45, valued at $6,596,514), at 4.07%, dated 11/28/25, due 12/1/25 (Delivery value $6,469,193) (Cost $6,467,000)		6,467,000
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $497,157,709)		634,972,696
OTHER ASSETS AND LIABILITIES — 0.0%		42,168
TOTAL NET ASSETS — 100.0%		$635,014,864

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.2%
Financials	19.7%
Industrials	17.5%
Health Care	11.0%
Communication Services	10.5%
Consumer Discretionary	7.5%
Utilities	4.8%
Energy	4.7%
Materials	2.1%
Short-Term Investments	1.0%
Other Assets and Liabilities	0.0%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	—	$15,076,823	—
China	—	17,777,595	—
France	—	43,154,041	—
Hong Kong	—	27,753,766	—
Japan	—	15,012,984	—
United Kingdom	$13,872,957	28,940,243	—
Other Countries	466,917,287	—	—
Short-Term Investments	—	6,467,000	—
	$480,790,244	$154,182,452	—

See Notes to Financial Statements.

Schedule of Investments - Focused International Growth Fund

NOVEMBER 30, 2025

	Shares	Value
COMMON STOCKS — 97.6%
Austria — 1.7%
Erste Group Bank AG	24,810	$2,711,870
Brazil — 1.8%
NU Holdings Ltd., Class A(1)	166,460	2,894,739
Canada — 4.6%
GFL Environmental, Inc.	60,100	2,732,747
Intact Financial Corp.	9,630	1,966,727
TC Energy Corp.	47,280	2,554,395
		7,253,869
China — 7.2%
Alibaba Group Holding Ltd., ADR(2)	28,790	4,528,667
Tencent Holdings Ltd.	85,300	6,739,684
		11,268,351
Denmark — 1.6%
Novonesis Novozymes B, B Shares	39,810	2,484,994
France — 14.8%
Air Liquide SA	19,589	3,754,184
Airbus SE(2)	15,080	3,546,701
EssilorLuxottica SA	6,120	2,195,089
Legrand SA	27,850	4,225,221
L'Oreal SA	6,230	2,717,437
LVMH Moet Hennessy Louis Vuitton SE	1,930	1,426,508
Societe Generale SA	76,850	5,351,100
		23,216,240
Germany — 6.8%
Infineon Technologies AG	30,710	1,296,433
Rheinmetall AG	1,090	1,864,324
SAP SE	17,400	4,200,533
Siemens Energy AG(1)	24,700	3,307,384
		10,668,674
Hong Kong — 1.8%
AIA Group Ltd.	274,200	2,856,034
India — 1.8%
HDFC Bank Ltd.	245,460	2,773,712
Ireland — 1.3%
AIB Group PLC	191,780	1,973,303
Italy — 2.3%
Ferrari NV(2)	9,160	3,598,255
Japan — 16.5%
FANUC Corp.	78,000	2,500,052
Keyence Corp.	7,200	2,450,947
NEC Corp.	178,000	6,725,306
Rakuten Bank Ltd.(1)	72,300	3,434,912
Ryohin Keikaku Co. Ltd.	110,800	2,197,563
Sony Group Corp.	104,800	3,075,208
Suzuki Motor Corp.	130,700	2,043,931
Terumo Corp.	220,400	3,437,098
		25,865,017
Netherlands — 3.0%
Adyen NV(1)	1,740	2,719,551

Schedule of Investments - Focused International Growth Fund

	Shares	Value
ASML Holding NV	1,960	$2,072,999
		4,792,550
South Korea — 2.5%
Samsung Electronics Co. Ltd.	57,040	3,917,670
Spain — 3.0%
Iberdrola SA	222,560	4,697,766
Sweden — 1.0%
Spotify Technology SA(1)	2,700	1,616,949
Switzerland — 6.9%
Galderma Group AG	19,326	3,858,258
Lonza Group AG	5,920	4,063,761
On Holding AG, Class A(1)	67,070	2,950,409
		10,872,428
Taiwan — 7.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	244,000	11,249,957
United Kingdom — 9.0%
AstraZeneca PLC	29,190	5,412,087
Lloyds Banking Group PLC	2,320,230	2,942,612
London Stock Exchange Group PLC	27,606	3,251,782
RELX PLC	64,900	2,602,743
		14,209,224
United States — 2.8%
CRH PLC	36,030	4,322,159
TOTAL COMMON STOCKS (Cost $122,074,593)		153,243,761
SHORT-TERM INVESTMENTS — 5.4%
Money Market Funds — 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,942,627	4,942,627
Repurchase Agreements — 2.3%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/45, valued at $3,623,128), at 4.07%, dated 11/28/25, due 12/1/25 (Delivery value $3,553,205)		3,552,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,494,627)		8,494,627
TOTAL INVESTMENT SECURITIES — 103.0% (Cost $130,569,220)		161,738,388
OTHER ASSETS AND LIABILITIES — (3.0)%		(4,786,925)
TOTAL NET ASSETS — 100.0%		$156,951,463

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.0%
Information Technology	20.3%
Industrials	13.3%
Consumer Discretionary	12.6%
Health Care	12.1%
Materials	6.7%
Communication Services	5.3%
Utilities	3.0%
Consumer Staples	1.7%
Energy	1.6%
Short-Term Investments	5.4%
Other Assets and Liabilities	(3.0)%

Schedule of Investments - Focused International Growth Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,061,753. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,359,403, which includes securities collateral of $3,416,776.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$2,894,739	—	—
Canada	2,732,747	$4,521,122	—
China	4,528,667	6,739,684	—
Sweden	1,616,949	—	—
Switzerland	2,950,409	7,922,019	—
United States	4,322,159	—	—
Other Countries	—	115,015,266	—
Short-Term Investments	4,942,627	3,552,000	—
	$23,988,297	$137,750,091	—

See Notes to Financial Statements.

Schedule of Investments - Global Small Cap Fund

NOVEMBER 30, 2025

	Shares	Value
COMMON STOCKS — 109.6%
Australia — 5.6%
Genesis Minerals Ltd.(1)	212,129	$926,162
JB Hi-Fi Ltd.	7,620	490,452
Life360, Inc.(1)(2)	7,696	612,678
NEXTDC Ltd.(1)	75,147	669,533
Ventia Services Group Pty. Ltd.	343,179	1,325,966
Zip Co. Ltd.(1)	289,022	646,729
		4,671,520
Brazil — 2.5%
Direcional Engenharia SA	391,200	1,363,155
Multiplan Empreendimentos Imobiliarios SA	120,200	681,408
		2,044,563
Canada — 14.1%
Aritzia, Inc.(1)	26,627	2,105,466
AtkinsRealis Group, Inc.	18,218	1,130,665
Brookfield Infrastructure Corp., Class A(2)	17,511	799,377
Capstone Copper Corp.(1)	131,965	1,171,910
Chartwell Retirement Residences	87,749	1,267,147
Colliers International Group, Inc.	1,563	225,056
Element Fleet Management Corp.	25,175	670,697
Finning International, Inc.(2)	20,583	1,101,138
Lundin Gold, Inc.	5,347	450,618
MDA Space Ltd.(1)	41,087	711,514
Torex Gold Resources, Inc.	31,429	1,476,035
TransAlta Corp.(2)	40,457	588,276
		11,697,899
China — 3.2%
Atour Lifestyle Holdings Ltd., ADR	28,208	1,082,341
Bosideng International Holdings Ltd.	980,000	625,542
GDS Holdings Ltd., ADR(1)(2)	27,737	942,226
		2,650,109
France — 2.6%
Gaztransport Et Technigaz SA	3,000	599,706
SPIE SA	10,242	555,958
Technip Energies NV	11,299	441,301
VusionGroup	2,326	564,843
		2,161,808
Germany — 2.0%
Auto1 Group SE(1)	40,344	1,136,089
flatexDEGIRO AG	14,103	542,228
		1,678,317
India — 3.1%
Amber Enterprises India Ltd.(1)	5,503	443,114
Max Healthcare Institute Ltd.	62,200	810,465
Nippon Life India Asset Management Ltd.	87,037	854,448
Prestige Estates Projects Ltd.	25,961	488,017
		2,596,044
Israel — 1.5%
Etoro Group Ltd., Class A(1)	11,000	461,670

Schedule of Investments - Global Small Cap Fund

	Shares	Value
Nova Ltd.(1)	2,486	$777,720
		1,239,390
Italy — 2.6%
BPER Banca SpA	129,154	1,556,402
Hera SpA	125,571	601,158
		2,157,560
Japan — 13.3%
77 Bank Ltd.	25,900	1,198,479
Asics Corp.	38,900	931,764
Chugoku Marine Paints Ltd.	7,700	225,434
INFRONEER Holdings, Inc.	35,800	459,906
Japan Metropolitan Fund Invest	959	755,925
JTEKT Corp.	42,900	466,827
Maruwa Co. Ltd.	2,200	670,173
Mebuki Financial Group, Inc.	166,000	1,084,639
Nabtesco Corp.	43,000	937,373
Nextage Co. Ltd.(2)	37,900	652,700
Ryohin Keikaku Co. Ltd.	22,800	452,206
Sojitz Corp.	34,700	1,014,604
SWCC Corp.	9,900	677,696
Tokyo Tatemono Co. Ltd.	20,600	455,334
Tsuruha Holdings, Inc.(2)	61,500	1,090,796
		11,073,856
Mexico — 1.0%
Gentera SAB de CV	369,153	861,512
Netherlands — 1.0%
SBM Offshore NV(2)	27,879	795,224
Norway — 0.8%
Subsea 7 SA	33,738	650,758
South Korea — 0.8%
Samyang Foods Co. Ltd.	687	676,133
Switzerland — 0.2%
R&S Group Holding AG(1)	8,608	188,992
Taiwan — 0.8%
Bizlink Holding, Inc.	13,000	669,620
United Kingdom — 1.6%
Tritax Big Box REIT PLC	317,929	626,195
Weir Group PLC	18,275	671,766
		1,297,961
United States — 52.9%
ADMA Biologics, Inc.(1)	46,130	884,773
Alliance Laundry Holdings, Inc.(1)	18,002	427,908
American Healthcare REIT, Inc.	23,140	1,175,049
Argan, Inc.	2,004	791,981
Astronics Corp.(1)	9,644	526,273
Ategrity Specialty Holdings LLC(1)	9,587	182,441
ATI, Inc.(1)	13,421	1,352,837
Bancorp, Inc.(1)	10,850	695,160
BJ's Wholesale Club Holdings, Inc.(1)	2,491	222,272
Carpenter Technology Corp.	3,101	987,793
Cavco Industries, Inc.(1)	900	536,085
CECO Environmental Corp.(1)	14,092	734,898

Schedule of Investments - Global Small Cap Fund

	Shares	Value
Coastal Financial Corp.(1)	4,308	$479,696
Construction Partners, Inc., Class A(1)	11,017	1,200,853
Credo Technology Group Holding Ltd.(1)	3,380	600,288
Dave, Inc.(1)	2,473	539,757
Elastic NV(1)	2,796	197,202
Element Solutions, Inc.	33,810	876,355
elf Beauty, Inc.(1)	6,164	469,512
Encompass Health Corp.	8,812	1,024,131
Five Below, Inc.(1)	5,264	867,981
Globus Medical, Inc., Class A(1)	7,553	687,625
Guidewire Software, Inc.(1)	2,763	596,753
Hamilton Lane, Inc., Class A	1,859	230,395
Hayward Holdings, Inc.(1)	41,075	675,684
HCI Group, Inc.	2,839	504,632
Herc Holdings, Inc.	3,405	457,189
Hexcel Corp.	17,577	1,339,895
Hinge Health, Inc., Class A(1)	4,653	227,578
Huron Consulting Group, Inc.(1)	6,930	1,140,747
Klaviyo, Inc., Class A(1)	25,314	722,968
Lattice Semiconductor Corp.(1)	7,679	539,143
Laureate Education, Inc., Class A(1)	14,458	446,752
Littelfuse, Inc.	1,959	501,543
MACOM Technology Solutions Holdings, Inc.(1)	5,270	922,197
Madrigal Pharmaceuticals, Inc.(1)	749	447,138
Magnite, Inc.(1)	59,428	872,997
Miami International Holdings, Inc.(1)	20,445	932,496
Mirion Technologies, Inc.(1)	28,404	739,072
Modine Manufacturing Co.(1)	5,285	856,857
Mueller Water Products, Inc., Class A	18,615	451,228
National Vision Holdings, Inc.(1)	46,998	1,355,892
Netskope, Inc., Class A(1)	13,412	246,513
Newmark Group, Inc., Class A	9,856	171,297
Novanta, Inc.(1)	3,624	411,904
Ollie's Bargain Outlet Holdings, Inc.(1)	3,885	478,282
OPENLANE, Inc.(1)	22,943	583,670
OSI Systems, Inc.(1)	2,492	674,958
Patrick Industries, Inc.(2)	9,825	1,063,262
Pegasystems, Inc.	9,585	524,970
Piper Sandler Cos.	2,192	736,293
Plexus Corp.(1)	3,175	453,866
RadNet, Inc.(1)	11,440	947,118
RBC Bearings, Inc.(1)	1,133	504,151
Riot Platforms, Inc.(1)	15,218	245,466
Sensient Technologies Corp.	6,799	662,835
Silicon Laboratories, Inc.(1)	4,398	561,097
SiTime Corp.(1)	2,496	743,059
Sterling Infrastructure, Inc.(1)	3,398	1,169,965
StoneX Group, Inc.(1)	7,787	705,580
Terreno Realty Corp.	7,959	499,746
Titan America SA(1)	22,984	373,260
Toll Brothers, Inc.	3,839	536,807
UroGen Pharma Ltd.(1)	23,010	662,918

Schedule of Investments - Global Small Cap Fund

	Shares	Value
Wayfair, Inc., Class A(1)	8,678	$961,522
Wintrust Financial Corp.	5,394	722,904
		44,063,469
TOTAL COMMON STOCKS (Cost $68,377,270)		91,174,735
EXCHANGE-TRADED FUNDS — 0.0%
Schwab International Small-Cap Equity ETF	124	5,729
Schwab U.S. Small-Cap ETF	349	9,995
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,710)		15,724
SHORT-TERM INVESTMENTS — 4.2%
Money Market Funds — 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,122,996	3,122,996
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/45, valued at $361,221), at 4.07%, dated 11/28/25, due 12/1/25 (Delivery value $354,120)		354,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,476,996)		3,476,996
TOTAL INVESTMENT SECURITIES — 113.8% (Cost $71,864,976)		94,667,455
OTHER ASSETS AND LIABILITIES — (13.8)%		(11,450,243)
TOTAL NET ASSETS — 100.0%		$83,217,212

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	28.0%
Consumer Discretionary	19.2%
Financials	15.5%
Information Technology	15.5%
Health Care	8.4%
Materials	7.4%
Real Estate	6.1%
Energy	3.0%
Consumer Staples	3.0%
Utilities	2.4%
Communication Services	1.1%
Exchange-Traded Funds	0.0%
Short-Term Investments	4.2%
Other Assets and Liabilities	(13.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,332,110. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,617,792, which includes securities collateral of $4,494,796.

Schedule of Investments - Global Small Cap Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the level classifications as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$612,678	$4,058,842	—
Brazil	—	2,044,563	—
Canada	1,024,433	10,673,466	—
China	2,024,567	625,542	—
France	—	2,161,808	—
Germany	—	1,678,317	—
India	—	2,596,044	—
Italy	—	2,157,560	—
Japan	—	11,073,856	—
Mexico	—	861,512	—
Netherlands	—	795,224	—
Norway	—	650,758	—
South Korea	—	676,133	—
Switzerland	—	188,992	—
Taiwan	—	669,620	—
United Kingdom	—	1,297,961	—
Other Countries	45,302,859	—	—
Exchange-Traded Funds	15,724	—	—
Short-Term Investments	3,122,996	354,000	—
	$52,103,257	$42,564,198	—

See Notes to Financial Statements.

Schedule of Investments - International Growth Fund

NOVEMBER 30, 2025

	Shares	Value
COMMON STOCKS — 99.6%
Australia — 1.0%
Lynas Rare Earths Ltd.(1)	1,211,870	$11,552,256
NEXTDC Ltd.(1)	1,710,230	15,237,537
		26,789,793
Austria — 1.2%
Erste Group Bank AG	281,240	30,741,079
Belgium — 1.6%
Argenx SE(1)	13,000	11,850,729
UCB SA	110,690	30,939,374
		42,790,103
Brazil — 0.6%
NU Holdings Ltd., Class A(1)	880,700	15,315,373
Canada — 5.1%
Aritzia, Inc.(1)	115,790	9,155,816
Canadian Pacific Kansas City Ltd.	190,470	13,797,473
Capstone Copper Corp.(1)	1,182,090	10,497,504
GFL Environmental, Inc.	415,650	18,899,605
Intact Financial Corp.	99,720	20,365,729
Shopify, Inc., Class A(1)	126,780	20,251,051
TC Energy Corp.	529,690	28,617,550
TransAlta Corp.(2)	1,020,970	14,845,691
		136,430,419
China — 1.1%
Alibaba Group Holding Ltd., ADR(2)	152,860	24,044,878
GDS Holdings Ltd., ADR(1)(2)	135,570	4,605,313
		28,650,191
Denmark — 1.0%
Novonesis Novozymes B, B Shares	408,100	25,474,154
France — 16.7%
Air Liquide SA	264,425	50,676,406
Airbus SE	264,200	62,137,827
AXA SA	279,350	12,620,401
Danone SA	261,030	23,334,453
EssilorLuxottica SA	131,830	47,284,077
Hermes International SCA	6,320	15,422,972
Legrand SA	138,730	21,047,211
L'Oreal SA	78,290	34,148,977
LVMH Moet Hennessy Louis Vuitton SE	50,861	37,592,559
Safran SA	88,590	29,780,568
Sartorius Stedim Biotech	49,310	11,883,365
Schneider Electric SE	162,217	43,653,485
Societe Generale SA	780,890	54,373,724
		443,956,025
Germany — 8.2%
Commerzbank AG	289,260	11,350,075
Deutsche Boerse AG	58,390	15,607,642
E.ON SE	516,430	9,198,777
Infineon Technologies AG	746,561	31,516,320
Rheinmetall AG	12,850	21,978,500
SAP SE	262,110	63,275,963

Schedule of Investments - International Growth Fund

	Shares	Value
Siemens AG	70,200	$18,617,287
Siemens Energy AG(1)	270,840	36,266,071
Zalando SE(1)	344,020	9,267,245
		217,077,880
Hong Kong — 2.2%
AIA Group Ltd.	3,339,400	34,782,791
Hong Kong Exchanges & Clearing Ltd.	317,000	16,858,216
Techtronic Industries Co. Ltd.	676,000	7,950,518
		59,591,525
India — 0.4%
HDFC Bank Ltd.	922,240	10,421,365
Ireland — 1.9%
AIB Group PLC	3,115,640	32,058,093
Kerry Group PLC, A Shares	186,820	17,342,708
		49,400,801
Italy — 2.2%
Ferrari NV	111,900	43,956,854
Saipem SpA(2)	5,709,270	15,562,501
		59,519,355
Japan — 18.9%
Asics Corp.	608,100	14,565,694
BayCurrent, Inc.	386,700	16,930,639
FANUC Corp.	940,600	30,148,065
GMO Payment Gateway, Inc.	222,000	14,288,875
Hitachi Ltd.	1,175,700	37,441,258
Hoya Corp.	191,600	28,781,992
Keyence Corp.	80,500	27,402,950
Kobe Bussan Co. Ltd.(2)	693,900	16,866,045
Mitsubishi Heavy Industries Ltd.	1,354,000	34,295,738
MonotaRO Co. Ltd.(2)	639,500	9,370,337
NEC Corp.	1,314,700	49,672,805
Rakuten Bank Ltd.(1)	593,300	28,187,186
Ryohin Keikaku Co. Ltd.	1,367,800	27,128,398
Sony Group Corp.	1,975,900	57,979,990
Sumitomo Mitsui Financial Group, Inc.(2)	1,528,700	46,256,142
Suzuki Motor Corp.	2,034,300	31,813,074
Terumo Corp.	1,930,300	30,102,678
		501,231,866
Netherlands — 5.7%
Adyen NV(1)	15,060	23,538,181
ASML Holding NV	81,660	86,367,905
BE Semiconductor Industries NV	84,160	12,747,714
Prosus NV(1)	439,280	27,693,945
		150,347,745
Singapore — 0.6%
Sea Ltd., ADR(1)	111,000	15,430,110
South Korea — 0.4%
Samsung Electronics Co. Ltd.	141,110	9,691,837
Spain — 2.8%
CaixaBank SA	2,296,200	25,640,272
Iberdrola SA	2,295,082	48,444,275
		74,084,547

Schedule of Investments - International Growth Fund

	Shares	Value
Sweden — 2.5%
Atlas Copco AB, A Shares	1,157,530	$19,671,138
Hexagon AB, B Shares	1,845,510	21,638,549
Spotify Technology SA(1)	41,290	24,727,342
		66,037,029
Switzerland — 6.7%
Cie Financiere Richemont SA, Class A	72,360	15,383,780
Galderma Group AG	249,427	49,795,804
Lonza Group AG	58,130	39,903,107
On Holding AG, Class A(1)	453,470	19,948,145
Roche Holding AG	72,340	27,713,688
Zurich Insurance Group AG	36,200	26,027,967
		178,772,491
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	803,000	37,023,425
United Kingdom — 15.1%
AstraZeneca PLC	556,690	103,215,304
BAE Systems PLC	1,194,770	26,020,328
Barclays PLC	3,525,600	20,000,056
BP PLC	2,090,730	12,556,181
British American Tobacco PLC	350,280	20,566,759
Burberry Group PLC(1)	1,171,190	17,710,307
Compass Group PLC	888,760	27,944,534
Experian PLC	314,660	13,827,856
Haleon PLC	3,254,551	16,005,514
Lloyds Banking Group PLC	23,364,870	29,632,292
London Stock Exchange Group PLC	302,785	35,665,830
Marex Group PLC	316,471	11,010,026
Marks & Spencer Group PLC	1,937,490	8,919,448
RELX PLC	664,650	26,655,060
Rolls-Royce Holdings PLC	1,125,820	15,890,115
Unilever PLC	238,970	14,378,306
		399,997,916
United States — 2.3%
Birkenstock Holding PLC(1)	254,220	11,015,353
Carnival Corp.(1)	280,490	7,231,032
CRH PLC	352,480	42,283,501
		60,529,886
TOTAL COMMON STOCKS (Cost $1,874,374,281)		2,639,304,915
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	55,268,231	55,268,231
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/45, valued at $5,887,479), at 4.07%, dated 11/28/25, due 12/1/25 (Delivery value $5,773,958)		5,772,000
TOTAL SHORT-TERM INVESTMENTS (Cost $61,040,231)		61,040,231
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $1,935,414,512)		2,700,345,146
OTHER ASSETS AND LIABILITIES — (1.9)%		(50,485,535)
TOTAL NET ASSETS — 100.0%		$2,649,859,611

Schedule of Investments - International Growth Fund

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	19.4%
Industrials	19.0%
Consumer Discretionary	15.6%
Health Care	15.0%
Information Technology	14.3%
Materials	5.3%
Consumer Staples	5.1%
Utilities	2.8%
Energy	2.2%
Communication Services	0.9%
Short-Term Investments	2.3%
Other Assets and Liabilities	(1.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $61,022,879. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $63,493,103, which includes securities collateral of $8,224,872.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$15,315,373	—	—
Canada	18,899,605	$117,530,814	—
China	28,650,191	—	—
Singapore	15,430,110	—	—
Sweden	24,727,342	41,309,687	—
Switzerland	19,948,145	158,824,346	—
United Kingdom	11,010,026	388,987,890	—
United States	60,529,886	—	—
Other Countries	—	1,738,141,500	—
Short-Term Investments	55,268,231	5,772,000	—
	$249,778,909	$2,450,566,237	—

See Notes to Financial Statements.

Schedule of Investments - International Opportunities Fund

NOVEMBER 30, 2025

	Shares	Value
COMMON STOCKS — 98.9%
Australia — 7.9%
ALS Ltd.	450,910	$6,601,707
Genesis Minerals Ltd.(1)	1,157,325	5,052,921
HUB24 Ltd.	54,489	3,704,356
JB Hi-Fi Ltd.	34,559	2,224,346
Lynas Rare Earths Ltd.(1)	268,795	2,562,312
NEXTDC Ltd.(1)	973,747	8,675,737
Silex Systems Ltd.(1)	338,398	1,925,057
Temple & Webster Group Ltd.(1)	271,379	2,760,554
Zip Co. Ltd.(1)	2,770,969	6,200,445
		39,707,435
Austria — 0.7%
DO & Co. AG	14,779	3,271,665
Brazil — 4.4%
Direcional Engenharia SA	2,046,900	7,132,523
Embraer SA, ADR	200,190	12,555,917
Inter & Co., Inc., Class A	303,131	2,755,461
		22,443,901
Canada — 16.3%
Aritzia, Inc.(1)	146,492	11,583,503
AtkinsRealis Group, Inc.	59,444	3,689,276
Badger Infrastructure Solutions Ltd.	121,275	6,318,675
Boyd Group, Inc.	29,614	4,962,827
BRP, Inc.	68,379	4,770,309
Capstone Copper Corp.(1)	736,296	6,538,648
Chartwell Retirement Residences	426,353	6,156,788
Discovery Silver Corp.(1)	914,954	5,054,524
DPM Metals, Inc.	312,110	8,710,358
Finning International, Inc.(2)	136,219	7,287,368
Hudbay Minerals, Inc.	407,809	6,948,322
Kinaxis, Inc.(1)	21,294	2,660,664
Linamar Corp.	29,144	1,649,224
Lundin Gold, Inc.	71,506	6,026,163
		82,356,649
China — 4.0%
AAC Technologies Holdings, Inc.	833,500	3,944,165
Atour Lifestyle Holdings Ltd., ADR	184,336	7,072,972
Bosideng International Holdings Ltd.	7,032,000	4,488,586
GDS Holdings Ltd., ADR(1)	144,713	4,915,901
		20,421,624
Denmark — 0.6%
Chemometec AS	10,228	1,245,984
FLSmidth & Co. AS	27,849	1,782,299
		3,028,283
Finland — 0.8%
Konecranes OYJ	41,204	4,228,853
France — 1.6%
Nanobiotix SA(1)	46,761	945,202
Nexans SA	18,898	2,741,237

Schedule of Investments - International Opportunities Fund

	Shares	Value
VusionGroup	18,135	$4,403,877
		8,090,316
Germany — 2.7%
Auto1 Group SE(1)	182,252	5,132,224
flatexDEGIRO AG	104,062	4,000,948
Friedrich Vorwerk Group SE	43,784	4,077,762
IONOS Group SE(1)	15,600	504,648
		13,715,582
Greece — 1.6%
National Bank of Greece SA	510,839	8,004,736
India — 5.7%
Amber Enterprises India Ltd.(1)	29,914	2,408,743
Anant Raj Ltd.	496,049	3,209,782
APL Apollo Tubes Ltd.	213,604	4,114,695
BlackBuck Ltd.(1)	492,761	3,689,278
ITC Hotels Ltd.(1)	1,623,271	3,800,411
Max Healthcare Institute Ltd.	406,682	5,299,062
Radico Khaitan Ltd.	169,245	6,083,055
		28,605,026
Israel — 4.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,850,487	3,640,333
Cellebrite DI Ltd.(1)	97,691	1,647,070
Nova Ltd.(1)	10,112	3,163,438
Phoenix Financial Ltd.	151,743	6,109,968
Tower Semiconductor Ltd.(1)	91,978	9,943,742
		24,504,551
Italy — 0.7%
Technogym SpA	197,261	3,705,618
Japan — 19.9%
Asics Corp.	270,000	6,467,254
Furukawa Electric Co. Ltd.	80,800	5,163,101
GMO Payment Gateway, Inc.	22,800	1,467,506
Haseko Corp.	172,500	3,299,931
Japan Elevator Service Holdings Co. Ltd.	199,700	2,485,015
JTEKT Corp.	239,800	2,609,443
Kinden Corp.	82,300	3,417,835
Kokusai Electric Corp.	89,800	2,479,217
Lifedrink Co., Inc.	306,600	4,079,509
Maruwa Co. Ltd.	15,700	4,782,600
Monogatari Corp.	105,500	2,996,938
Rakuten Bank Ltd.(1)	31,200	1,482,286
Resonac Holdings Corp.(2)	142,800	5,974,957
Ryohin Keikaku Co. Ltd.	165,400	3,280,477
Simplex Holdings, Inc.	734,800	5,178,363
Sinfonia Technology Co. Ltd.	86,800	4,833,350
Sojitz Corp.	209,000	6,111,017
Sumitomo Forestry Co. Ltd.	325,800	3,477,814
Suruga Bank Ltd.	730,300	7,867,768
SWCC Corp.	48,200	3,299,492
Tokyo Ohka Kogyo Co. Ltd.	158,700	6,101,139
Tsuruha Holdings, Inc.(2)	385,600	6,839,204

Schedule of Investments - International Opportunities Fund

	Shares	Value
Yaskawa Electric Corp.	262,000	$6,785,494
		100,479,710
Malaysia — 0.7%
Gamuda Bhd.(2)	2,694,600	3,491,263
Mexico — 0.7%
Gentera SAB de CV(2)	1,593,325	3,718,426
Netherlands — 0.6%
SBM Offshore NV	98,880	2,820,467
Norway — 1.9%
DOF Group ASA	611,888	5,692,896
Kitron ASA	625,763	3,729,572
		9,422,468
Peru — 1.0%
Intercorp Financial Services, Inc.	129,533	5,218,885
Poland — 0.8%
Pepco Group NV	519,608	3,811,825
South Korea — 4.5%
Coway Co. Ltd.	56,120	3,290,962
HYBE Co. Ltd.(1)	28,942	5,913,702
Hyundai Rotem Co. Ltd.	42,235	5,057,896
KIWOOM Securities Co. Ltd.	17,598	3,280,260
Samyang Foods Co. Ltd.	5,424	5,338,203
		22,881,023
Spain — 1.1%
Fluidra SA(2)	66,436	1,844,170
Tecnicas Reunidas SA(1)	108,029	3,576,057
		5,420,227
Sweden — 1.6%
Asmodee Group AB, Class B(1)	216,303	2,669,175
NOBA Bank Group AB(1)	372,547	4,695,730
RaySearch Laboratories AB(2)	33,883	835,685
		8,200,590
Switzerland — 2.7%
Belimo Holding AG	2,517	2,469,289
Kardex Holding AG	12,349	4,283,433
Kuros Biosciences AG(1)	82,880	3,308,272
Siegfried Holding AG(1)	5,765	517,420
Swissquote Group Holding SA	4,583	2,833,706
		13,412,120
Taiwan — 5.7%
ASPEED Technology, Inc.	33,000	7,736,385
AURAS Technology Co. Ltd.	198,000	5,665,393
Bizlink Holding, Inc.(2)	126,106	6,495,622
Elite Material Co. Ltd.	54,000	2,638,118
King Yuan Electronics Co. Ltd.(2)	847,000	6,203,887
		28,739,405
United Kingdom — 5.4%
Balfour Beatty PLC	1,043,143	9,724,539
Diploma PLC	52,387	3,794,519
Genus PLC	28,288	985,269

Schedule of Investments - International Opportunities Fund

	Shares	Value
St. James's Place PLC	339,171	$6,247,825
Weir Group PLC	176,361	6,482,812
		27,234,964
United States — 0.4%
TechnipFMC PLC	48,526	2,196,287
TOTAL COMMON STOCKS (Cost $376,218,669)		499,131,899
EXCHANGE-TRADED FUNDS — 0.1%
Schwab International Small-Cap Equity ETF (Cost $187,412)	5,170	238,854
SHORT-TERM INVESTMENTS — 4.0%
Money Market Funds — 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	15,034,378	15,034,378
Repurchase Agreements — 1.0%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/45, valued at $5,236,691), at 4.07%, dated 11/28/25, due 12/1/25 (Delivery value $5,135,741)		5,134,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,168,378)		20,168,378
TOTAL INVESTMENT SECURITIES — 103.0% (Cost $396,574,459)		519,539,131
OTHER ASSETS AND LIABILITIES — (3.0)%		(15,000,760)
TOTAL NET ASSETS — 100.0%		$504,538,371

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	26.0%
Consumer Discretionary	17.6%
Information Technology	16.3%
Financials	13.4%
Materials	11.3%
Consumer Staples	4.4%
Health Care	3.8%
Energy	3.6%
Communication Services	1.9%
Real Estate	0.6%
Exchange-Traded Funds	0.1%
Short-Term Investments	4.0%
Other Assets and Liabilities	(3.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $28,142,995. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $29,770,025, which includes securities collateral of $14,735,647.

Schedule of Investments - International Opportunities Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$15,311,378	$7,132,523	—
China	11,988,873	8,432,751	—
Israel	14,754,250	9,750,301	—
Peru	5,218,885	—	—
United States	2,196,287	—	—
Other Countries	—	424,346,651	—
Exchange-Traded Funds	238,854	—	—
Short-Term Investments	15,034,378	5,134,000	—
	$64,742,905	$454,796,226	—

See Notes to Financial Statements.

Schedule of Investments - International Small-Mid Cap Fund

NOVEMBER 30, 2025

	Shares	Value
COMMON STOCKS — 97.9%
Australia — 10.4%
ALS Ltd.	456,036	$6,676,756
Charter Hall Retail REIT	1,475,433	3,921,738
Genesis Minerals Ltd.(1)	955,249	4,170,650
HUB24 Ltd.	56,502	3,841,207
JB Hi-Fi Ltd.	42,153	2,713,124
Lynas Rare Earths Ltd.(1)	259,339	2,472,172
NEXTDC Ltd.(1)	984,944	8,775,498
Sandfire Resources Ltd.(1)	436,096	4,504,604
Silex Systems Ltd.(1)	329,702	1,875,588
Ventia Services Group Pty. Ltd.	1,852,964	7,159,432
Zip Co. Ltd.(1)	2,708,494	6,060,649
		52,171,418
Austria — 0.5%
BAWAG Group AG(1)	19,905	2,665,479
Belgium — 0.8%
Financiere de Tubize SA	15,468	3,774,339
Canada — 9.9%
Aritzia, Inc.(1)	143,298	11,330,945
AtkinsRealis Group, Inc.	55,800	3,463,118
Boyd Group, Inc.	29,516	4,946,404
BRP, Inc.	66,561	4,643,480
Capstone Copper Corp.(1)	763,082	6,776,520
Chartwell Retirement Residences	352,459	5,089,715
Kinaxis, Inc.(1)	20,717	2,588,569
Linamar Corp.	28,689	1,623,476
Torex Gold Resources, Inc.	190,705	8,956,291
		49,418,518
Denmark — 1.7%
ALK-Abello AS(1)	193,780	6,956,754
FLSmidth & Co. AS	27,637	1,768,731
		8,725,485
Finland — 0.8%
Konecranes OYJ	40,834	4,190,879
France — 3.7%
Exosens SAS	93,365	4,550,565
Gaztransport Et Technigaz SA	20,801	4,158,164
Nexans SA	18,364	2,663,778
SES SA	446,478	2,883,454
VusionGroup	18,343	4,454,387
		18,710,348
Germany — 3.2%
Auto1 Group SE(1)	181,747	5,118,003
Eckert & Ziegler SE	130,832	2,455,327
flatexDEGIRO AG	101,959	3,920,093
Friedrich Vorwerk Group SE	43,287	4,031,475
IONOS Group SE(1)	16,456	532,338
		16,057,236
Israel — 4.6%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,824,645	3,589,496

Schedule of Investments - International Small-Mid Cap Fund

	Shares	Value
Cellebrite DI Ltd.(1)	95,089	$1,603,200
Nova Ltd.(1)	9,123	2,854,039
Phoenix Financial Ltd.	143,533	5,779,391
Tower Semiconductor Ltd.(1)	84,288	9,112,376
		22,938,502
Italy — 4.0%
BPER Banca SpA	736,636	8,877,012
De' Longhi SpA	77,328	3,292,075
Hera SpA	895,323	4,286,267
Technogym SpA	189,674	3,563,093
		20,018,447
Japan — 34.2%
Asics Corp.	246,700	5,909,154
BIPROGY, Inc.	62,400	2,406,675
Chugoku Marine Paints Ltd.	118,900	3,481,052
Daiei Kankyo Co. Ltd.	117,900	2,812,116
Fujita Kanko, Inc.(2)	36,800	2,745,051
Furukawa Electric Co. Ltd.	83,200	5,316,460
GMO Payment Gateway, Inc.	22,600	1,454,633
Haseko Corp.	168,700	3,227,236
Istyle, Inc.(2)	630,300	1,851,250
Japan Metropolitan Fund Invest	6,357	5,010,859
JMDC, Inc.	120,100	3,310,647
JTEKT Corp.	575,400	6,261,357
Katitas Co. Ltd.	421,100	8,610,765
Kinden Corp.	81,000	3,363,847
Koa Corp.	264,500	2,256,181
Kokusai Electric Corp.	87,100	2,404,675
Kumagai Gumi Co. Ltd.	480,300	4,811,347
Lifedrink Co., Inc.	303,400	4,036,931
Maruwa Co. Ltd.	15,700	4,782,600
Mebuki Financial Group, Inc.	1,189,600	7,772,811
Nabtesco Corp.	263,100	5,735,413
Nextage Co. Ltd.(2)	406,900	7,007,485
Nippon Gas Co. Ltd.	120,200	2,344,183
Nissan Chemical Corp.	83,900	2,837,084
Organo Corp.	57,800	4,947,684
Rengo Co. Ltd.	350,800	2,508,885
Resonac Holdings Corp.(2)	148,900	6,230,190
Ryohin Keikaku Co. Ltd.	159,100	3,155,526
Sinfonia Technology Co. Ltd.	85,300	4,749,824
Sojitz Corp.	246,900	7,219,187
Sumitomo Forestry Co. Ltd.	308,800	3,296,345
Suruga Bank Ltd.	819,800	8,831,982
SWCC Corp.	45,500	3,114,665
Tokyo Ohka Kogyo Co. Ltd.	155,700	5,985,805
Tokyo Tatemono Co. Ltd.	326,400	7,214,604
Tsuruha Holdings, Inc.(2)	430,000	7,626,706
Yaskawa Electric Corp.	257,800	6,676,719
		171,307,934
Netherlands — 0.6%
SBM Offshore NV(2)	95,202	2,715,555

Schedule of Investments - International Small-Mid Cap Fund

	Shares	Value
Norway — 2.6%
DOF Group ASA	412,799	$3,840,608
Storebrand ASA	398,870	6,204,040
Subsea 7 SA	149,188	2,877,622
		12,922,270
Spain — 3.9%
Bankinter SA(2)	236,513	3,728,537
Construcciones y Auxiliar de Ferrocarriles SA	45,947	2,898,413
Fluidra SA(2)	64,803	1,798,840
Merlin Properties Socimi SA(2)	195,258	2,884,194
Neinor Homes SA(1)	229,565	4,901,626
Tecnicas Reunidas SA(1)	104,851	3,470,856
		19,682,466
Sweden — 3.9%
Asmodee Group AB, Class B(1)	218,219	2,692,818
Clas Ohlson AB, B Shares	89,182	3,448,151
Lagercrantz Group AB, B Shares	103,264	2,368,426
NOBA Bank Group AB(1)	410,635	5,175,806
RaySearch Laboratories AB	34,098	840,988
Scandic Hotels Group AB	494,983	4,806,313
		19,332,502
Switzerland — 3.0%
Accelleron Industries AG	32,514	2,569,013
Flughafen Zurich AG	8,699	2,597,196
Galenica AG	22,521	2,556,634
Kardex Holding AG	12,079	4,189,780
Siegfried Holding AG(1)	5,760	516,971
Swissquote Group Holding SA	4,531	2,801,554
		15,231,148
United Kingdom — 9.7%
Babcock International Group PLC	351,340	5,279,468
Balfour Beatty PLC	614,843	5,731,778
Burberry Group PLC(1)	154,446	2,335,476
Computacenter PLC	154,155	6,065,628
Diploma PLC	51,460	3,727,374
Mitie Group PLC	2,701,795	5,690,547
St. James's Place PLC	360,515	6,641,001
Tritax Big Box REIT PLC	1,826,855	3,598,186
Volution Group PLC	339,096	2,837,054
Weir Group PLC	188,630	6,933,805
		48,840,317
United States — 0.4%
TechnipFMC PLC	45,329	2,051,590
TOTAL COMMON STOCKS (Cost $378,098,121)		490,754,433
EXCHANGE-TRADED FUNDS — 0.7%
iShares MSCI EAFE Small-Cap ETF(2) (Cost $3,343,614)	44,699	3,462,832
SHORT-TERM INVESTMENTS — 6.4%
Money Market Funds — 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	26,581,066	26,581,066

Schedule of Investments - International Small-Mid Cap Fund

	Shares	Value
Repurchase Agreements — 1.1%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/45, valued at $5,707,075), at 4.07%, dated 11/28/25, due 12/1/25 (Delivery value $5,596,898)		$5,595,000
TOTAL SHORT-TERM INVESTMENTS (Cost $32,176,066)		32,176,066
TOTAL INVESTMENT SECURITIES — 105.0% (Cost $413,617,801)		526,393,331
OTHER ASSETS AND LIABILITIES — (5.0)%		(24,888,792)
TOTAL NET ASSETS — 100.0%		$501,504,539

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	26.0%
Consumer Discretionary	16.8%
Financials	14.7%
Information Technology	10.0%
Materials	9.6%
Real Estate	6.2%
Health Care	5.1%
Energy	4.6%
Consumer Staples	2.3%
Utilities	1.3%
Communication Services	1.3%
Exchange-Traded Funds	0.7%
Short-Term Investments	6.4%
Other Assets and Liabilities	(5.0)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $32,838,903. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $34,524,169, which includes securities collateral of $7,943,103.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$15,621,205	$475,133,228	—
Exchange-Traded Funds	3,462,832	—	—
Short-Term Investments	26,581,066	5,595,000	—
	$45,665,103	$480,728,228	—

See Notes to Financial Statements.

Schedule of Investments - International Value Fund

NOVEMBER 30, 2025

	Shares	Value
COMMON STOCKS — 98.5%
Australia — 3.2%
ANZ Group Holdings Ltd.	506,709	$11,496,097
Aristocrat Leisure Ltd.	82,634	3,158,319
BHP Group Ltd.(1)	95,426	2,611,139
Origin Energy Ltd.(1)	622,392	4,764,200
QBE Insurance Group Ltd.	917,660	11,572,720
Scentre Group	1,931,204	5,163,070
Vicinity Ltd.	3,671,358	5,918,599
Westpac Banking Corp.	49,929	1,229,845
		45,913,989
Austria — 1.9%
Erste Group Bank AG	205,092	22,417,684
OMV AG	91,863	5,082,888
		27,500,572
Belgium — 0.5%
Ageas SA	107,764	7,362,754
Canada — 3.7%
AltaGas Ltd.	46,213	1,425,958
BCE, Inc.	29,785	701,651
Dollarama, Inc.	14,795	2,116,899
Empire Co. Ltd., Class A	67,611	2,489,238
FirstService Corp. (Toronto)	3,359	528,181
Great-West Lifeco, Inc.	75,961	3,521,781
iA Financial Corp., Inc.	24,408	2,882,954
Kinross Gold Corp.	94,215	2,654,969
Loblaw Cos. Ltd.	54,628	2,423,655
Magna International, Inc.	203,789	9,973,258
Manulife Financial Corp.	168,640	5,969,889
Power Corp. of Canada	250,601	12,759,141
Suncor Energy, Inc.(1)	121,169	5,448,681
WSP Global, Inc.	3,977	695,680
		53,591,935
Denmark — 0.2%
AP Moller - Maersk AS, B Shares	1,584	3,169,655
France — 9.4%
Amundi SA	19,090	1,528,263
BNP Paribas SA	221,297	18,916,188
Bouygues SA	175,466	8,767,593
Carrefour SA	445,475	6,859,656
Cie de Saint-Gobain SA	67,274	6,714,411
Credit Agricole SA	366,445	7,024,538
Danone SA	49,151	4,393,793
Orange SA	828,619	13,658,999
Rexel SA	163,343	6,225,152
Sanofi SA	273,127	27,240,977
Societe Generale SA	200,943	13,991,752
TotalEnergies SE	161,248	10,607,980
Veolia Environnement SA	212,264	7,223,852
Vinci SA	8,172	1,159,703
		134,312,857

Schedule of Investments - International Value Fund

	Shares	Value
Germany — 7.4%
Allianz SE	73,878	$31,889,860
Deutsche Telekom AG	827,125	26,672,942
E.ON SE	719,588	12,816,849
Fresenius Medical Care AG	168,515	8,054,736
Hannover Rueck SE	2,177	654,547
Heidelberg Materials AG	73,659	18,914,142
Siemens AG	26,742	7,092,072
		106,095,148
Hong Kong — 2.9%
BOC Hong Kong Holdings Ltd.	2,360,500	11,396,053
CK Hutchison Holdings Ltd.	98,000	691,324
CK Infrastructure Holdings Ltd.	271,500	1,881,912
Jardine Matheson Holdings Ltd.	97,300	6,390,188
Link REIT	1,830,600	8,694,766
Power Assets Holdings Ltd.	364,000	2,435,370
WH Group Ltd.	6,172,500	6,464,040
Wharf Real Estate Investment Co. Ltd.	1,127,000	3,555,146
		41,508,799
Ireland — 0.6%
Bank of Ireland Group PLC	428,121	7,929,562
Italy — 6.7%
Banco BPM SpA(1)	618,646	8,916,601
Enel SpA	2,040,724	21,088,903
Eni SpA(1)	1,182,602	22,112,896
Generali(1)	276,018	10,956,651
Intesa Sanpaolo SpA	4,376,405	28,389,699
Unipol Assicurazioni SpA	195,539	4,490,836
		95,955,586
Japan — 21.5%
Asahi Group Holdings Ltd.	34,600	401,334
Asahi Kasei Corp.	934,100	7,801,933
Asics Corp.	31,100	744,932
Astellas Pharma, Inc.	1,246,500	15,674,003
Bandai Namco Holdings, Inc.	20,800	610,359
Canon, Inc.(1)	188,100	5,534,277
Chubu Electric Power Co., Inc.	64,000	1,000,296
Fast Retailing Co. Ltd.	1,900	695,023
Inpex Corp.	59,200	1,262,740
Isuzu Motors Ltd.	67,500	1,034,389
ITOCHU Corp.	300,000	17,993,724
Japan Post Bank Co. Ltd.	81,900	985,618
Kansai Electric Power Co., Inc.	724,300	12,382,945
Kirin Holdings Co. Ltd.	220,800	3,467,898
Komatsu Ltd.	641,800	21,082,722
LY Corp.	1,380,800	3,708,363
Mitsubishi Chemical Group Corp.	965,200	5,452,167
Mitsubishi Corp.	981,200	23,231,004
Mitsubishi Electric Corp.	897,200	24,258,433
Mitsubishi UFJ Financial Group, Inc.	311,100	4,877,901
Mitsui Fudosan Co. Ltd.	80,500	945,515
Mizuho Financial Group, Inc.	339,300	11,966,044

Schedule of Investments - International Value Fund

	Shares	Value
MS&AD Insurance Group Holdings, Inc.	357,800	$7,938,795
Nippon Sanso Holdings Corp.(1)	19,400	631,715
Nippon Steel Corp.(1)	3,092,000	12,477,450
Nippon Yusen KK	7,700	243,875
ORIX Corp.	804,400	21,988,027
Osaka Gas Co. Ltd.	53,000	1,860,095
Otsuka Holdings Co. Ltd.	160,500	9,089,974
Sekisui Chemical Co. Ltd.	184,800	3,149,341
Shionogi & Co. Ltd.	520,900	8,934,034
Sompo Holdings, Inc.	178,100	5,640,731
Sony Group Corp.	186,400	5,469,644
Subaru Corp.	446,400	9,969,949
Sumitomo Corp.	480,800	15,102,790
Sumitomo Mitsui Financial Group, Inc.	424,700	12,850,778
Sumitomo Realty & Development Co. Ltd.	17,200	831,178
Suntory Beverage & Food Ltd.	10,500	332,240
Takeda Pharmaceutical Co. Ltd.	426,900	12,308,490
Tokyo Electron Ltd.	28,100	5,744,695
Tokyo Gas Co. Ltd.	22,300	903,833
Toyota Motor Corp.	368,300	7,429,282
		308,008,536
Netherlands — 5.5%
ABN AMRO Bank NV, CVA	116,077	3,932,925
Aegon Ltd.(1)	796,500	6,441,304
ASR Nederland NV	120,499	8,135,860
Heineken Holding NV(1)	9,648	689,827
ING Groep NV	575,901	14,932,520
Koninklijke Ahold Delhaize NV	565,361	23,405,046
Koninklijke Philips NV	211,467	5,965,459
NN Group NV	205,611	14,921,056
		78,423,997
Norway — 1.1%
Equinor ASA	449,443	10,335,305
Norsk Hydro ASA	531,496	3,809,499
Orkla ASA	199,666	2,137,143
		16,281,947
Portugal — 0.8%
EDP SA	2,606,037	11,634,325
Singapore — 0.1%
Grab Holdings Ltd., Class A(2)	142,935	778,996
Spain — 5.6%
Banco Bilbao Vizcaya Argentaria SA	1,599,487	34,570,720
Banco Santander SA	2,129,057	22,838,169
Endesa SA	170,164	6,170,996
Iberdrola SA	146,538	3,093,104
Mapfre SA	306,338	1,417,572
Telefonica SA(1)	2,784,341	12,073,275
		80,163,836
Sweden — 1.8%
Investor AB, B Shares	223,912	7,624,353
Securitas AB, B Shares(1)	388,283	5,923,566
Skanska AB, B Shares	205,626	5,281,014

Schedule of Investments - International Value Fund

	Shares	Value
Spotify Technology SA(2)	982	$588,090
Svenska Handelsbanken AB, A Shares	411,419	5,713,304
		25,130,327
Switzerland — 7.5%
Avolta AG(2)	26,478	1,459,430
Holcim AG(2)	62,596	5,872,134
Logitech International SA	6,064	684,248
Nestle SA	98,865	9,833,149
Novartis AG	229,788	29,978,146
Roche Holding AG	56,852	21,780,185
Swiss Re AG(1)	77,450	13,667,825
Zurich Insurance Group AG	33,114	23,809,119
		107,084,236
United Kingdom — 18.1%
3i Group PLC	335,974	14,048,752
Admiral Group PLC	18,511	776,603
Associated British Foods PLC	220,337	6,234,321
Barclays PLC	5,217,466	29,597,689
BP PLC	5,031,090	30,214,937
HSBC Holdings PLC	2,451,500	34,740,173
InterContinental Hotels Group PLC	5,333	706,988
J Sainsbury PLC	329,375	1,404,796
Kingfisher PLC	1,400,553	5,671,622
Land Securities Group PLC	529,087	4,235,375
Lloyds Banking Group PLC	7,394,213	9,377,646
M&G PLC	1,859,207	6,698,998
NatWest Group PLC	3,173,756	26,489,699
Next PLC	4,637	867,251
Shell PLC	1,215,737	44,679,443
Smith & Nephew PLC	263,984	4,386,415
Standard Chartered PLC	808,326	17,904,132
Tesco PLC	476,206	2,839,923
Vodafone Group PLC	14,278,972	17,782,174
		258,656,937
TOTAL COMMON STOCKS (Cost $979,762,430)		1,409,503,994
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,218,751	5,218,751
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/45, valued at $7,918,416), at 4.07%, dated 11/28/25, due 12/1/25 (Delivery value $7,765,633)		7,763,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,981,751)		12,981,751
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $992,744,181)		1,422,485,745
OTHER ASSETS AND LIABILITIES — 0.6%		8,789,002
TOTAL NET ASSETS — 100.0%		$1,431,274,747

Schedule of Investments - International Value Fund

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	41.2%
Industrials	11.0%
Health Care	10.0%
Energy	9.1%
Utilities	6.2%
Communication Services	5.3%
Consumer Staples	5.1%
Materials	4.2%
Consumer Discretionary	3.5%
Real Estate	2.1%
Information Technology	0.8%
Short-Term Investments	0.9%
Other Assets and Liabilities	0.6%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $41,130,376. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $44,425,991, which includes securities collateral of $39,207,240.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,367,086	$1,408,136,908	—
Short-Term Investments	5,218,751	7,763,000	—
	$6,585,837	$1,415,899,908	—

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended November 30, 2025.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$(571,950)

See Notes to Financial Statements.

Schedule of Investments - Non-U.S. Intrinsic Value Fund

NOVEMBER 30, 2025

	Shares	Value
COMMON STOCKS — 98.3%
Brazil — 3.6%
Vale SA	443,100	$5,587,467
XP, Inc., Class A	746,397	14,711,485
		20,298,952
Canada — 1.2%
Linamar Corp.	118,153	6,686,135
China — 0.6%
Alibaba Group Holding Ltd.	165,900	3,264,048
France — 19.2%
Alstom SA(1)	690,630	18,127,004
Arkema SA	152,496	9,295,633
BNP Paribas SA	117,051	10,005,372
Capgemini SE	44,215	6,927,716
Cie Generale des Etablissements Michelin SCA	209,482	6,856,728
Eiffage SA	21,203	2,929,783
Orange SA	169,229	2,789,580
Publicis Groupe SA	40,300	3,933,341
Rexel SA	81,443	3,103,867
Sanofi SA	42,179	4,206,824
Societe Generale SA	194,555	13,546,953
Teleperformance SE	227,485	15,667,269
Verallia SA	349,708	9,688,833
		107,078,903
Germany — 9.6%
Bayerische Motoren Werke AG	135,060	13,804,885
Continental AG	152,240	11,332,909
Daimler Truck Holding AG	148,424	6,282,785
Deutsche Post AG	208,721	10,862,747
Mercedes-Benz Group AG	165,720	11,191,052
		53,474,378
Indonesia — 4.2%
Indosat Tbk. PT	34,538,800	4,961,409
Telkom Indonesia Persero Tbk. PT	87,797,100	18,663,350
		23,624,759
Italy — 0.7%
Eni SpA	217,083	4,059,129
Japan — 3.8%
SUMCO Corp.	790,300	6,253,614
Sumitomo Corp.	472,400	14,838,932
		21,092,546
Kazakhstan — 2.4%
NAC Kazatomprom JSC, GDR	240,709	13,322,615
Netherlands — 5.9%
Aegon Ltd.	1,058,931	8,563,586
Havas NV(1)	79,139	1,334,857
Heineken NV	100,870	8,228,081
Randstad NV	372,979	14,514,854
		32,641,378
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA	31,315	1,406,043

Schedule of Investments - Non-U.S. Intrinsic Value Fund

	Shares	Value
Russia(2) — 0.0%
GMK Norilskiy Nickel PAO(1)	7,693,300	$99
South Korea — 9.5%
BGF retail Co. Ltd.	132,155	9,754,116
Hana Financial Group, Inc.	80,978	5,152,220
Hyundai Mobis Co. Ltd.	47,436	10,002,538
Kia Corp.	95,270	7,402,430
Samsung Electronics Co. Ltd.	259,594	17,829,655
Woori Financial Group, Inc.	156,164	2,829,018
		52,969,977
Spain — 3.1%
Grifols SA, Class B Preference Shares	420,533	3,714,268
Repsol SA	721,542	13,369,709
		17,083,977
Switzerland — 4.1%
Adecco Group AG	489,373	13,680,105
Roche Holding AG	24,489	9,381,815
		23,061,920
United Kingdom — 29.6%
AstraZeneca PLC, ADR	157,610	14,613,599
Barclays PLC	3,031,436	17,196,758
Barratt Redrow PLC	1,798,354	9,395,802
British American Tobacco PLC	179,133	10,517,829
GSK PLC	1,080,149	25,703,272
Hikma Pharmaceuticals PLC	407,430	8,385,869
Mondi PLC	953,172	10,967,732
Prudential PLC	1,067,277	15,464,031
Reckitt Benckiser Group PLC	209,606	16,244,345
Shell PLC	369,902	13,594,236
Taylor Wimpey PLC	9,234,139	12,551,879
Whitbread PLC	311,590	10,267,913
		164,903,265
United States — 0.5%
CNH Industrial NV	272,206	2,566,903
TOTAL COMMON STOCKS (Cost $474,290,776)		547,535,027
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/45, valued at $3,793,472), at 4.07%, dated 11/28/25, due 12/1/25 (Delivery value $3,720,261) (Cost $3,719,000)		3,719,000
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $478,009,776)		551,254,027
OTHER ASSETS AND LIABILITIES — 1.0%		5,703,678
TOTAL NET ASSETS — 100.0%		$556,957,705

Schedule of Investments - Non-U.S. Intrinsic Value Fund

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	18.4%
Industrials	18.4%
Financials	16.0%
Health Care	11.8%
Consumer Staples	8.0%
Energy	8.0%
Materials	6.4%
Communication Services	5.7%
Information Technology	5.6%
Short-Term Investments	0.7%
Other Assets and Liabilities	1.0%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
(1)Non-income producing.
(2)Securities may be subject to resale, redemption or transferability restrictions.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$14,711,485	$5,587,467	—
Panama	1,406,043	—	—
United Kingdom	14,613,599	150,289,666	—
United States	2,566,903	—	—
Other Countries	—	358,359,864	—
Short-Term Investments	—	3,719,000	—
	$33,298,030	$517,955,997	—

See Notes to Financial Statements.

Statements of Assets and Liabilities

NOVEMBER 30, 2025
	Emerging Markets Fund	Focused Global Growth Fund
Assets
Investment securities, at value	$1,722,200,030	$634,972,696
Investment made with cash collateral received for securities on loan, at value	9,912,797	—
Cash	95,120	18,189
Foreign currency holdings, at value	84,018	46,408
Receivable for capital shares sold	1,386,699	811,055
Dividends and interest receivable	658,293	566,557
Securities lending receivable	73,232	—
Other assets	873,768	1,011
	1,735,283,957	636,415,916

Liabilities
Payable for collateral received for securities on loan	9,912,797	—
Payable for investments purchased	—	507,778
Payable for capital shares redeemed	1,340,732	351,302
Accrued management fees	1,000,068	533,030
Distribution and service fees payable	15,680	8,942
Accrued foreign taxes	6,976,797	—
	19,246,074	1,401,052

Net Assets	$1,716,037,883	$635,014,864

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,452,978,832	$445,855,888
Distributable earnings (loss)	263,059,051	189,158,976
	$1,716,037,883	$635,014,864

Investment securities, at cost	$970,814,326	$497,157,709
Investment securities on loan, at value	$41,173,658	—
Investment made with cash collateral received for securities on loan, at cost	$9,912,797	—
Foreign currency holdings, at cost	$84,344	$46,374

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Emerging Markets Fund
Investor Class, $0.01 Par Value	$314,524,197	21,549,753	$14.60
I Class, $0.01 Par Value	$492,046,990	32,781,676	$15.01
Y Class, $0.01 Par Value	$60,400,019	4,013,545	$15.05
A Class, $0.01 Par Value	$42,228,088	3,008,395	$14.04
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$14.90
C Class, $0.01 Par Value	$4,472,577	356,029	$12.56
R Class, $0.01 Par Value	$7,882,527	559,775	$14.08
R5 Class, $0.01 Par Value	$535,723	35,665	$15.02
R6 Class, $0.01 Par Value	$199,112,526	13,251,821	$15.03
G Class, $0.01 Par Value	$594,835,236	39,099,878	$15.21
Focused Global Growth Fund
Investor Class, $0.01 Par Value	$444,570,329	35,615,515	$12.48
I Class, $0.01 Par Value	$76,050,038	5,825,780	$13.05
Y Class, $0.01 Par Value	$412,993	31,175	$13.25
A Class, $0.01 Par Value	$25,790,248	2,233,479	$11.55
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$12.25
C Class, $0.01 Par Value	$1,354,811	183,950	$7.37
R Class, $0.01 Par Value	$6,294,033	578,061	$10.89
R5 Class, $0.01 Par Value	$13,413	1,027	$13.06
R6 Class, $0.01 Par Value	$80,528,999	6,092,484	$13.22
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

NOVEMBER 30, 2025
	Focused International Growth Fund	Global Small Cap Fund
Assets
Investment securities, at value	$156,795,761	$91,544,459
Investment made with cash collateral received for securities on loan, at value	4,942,627	3,122,996
Cash	10,565	1,790
Foreign currency holdings, at value	7,458	29
Receivable for investments sold	—	120,929
Receivable for capital shares sold	82,979	390,963
Dividends and interest receivable	161,295	97,183
Securities lending receivable	1,277	1,844
Other assets	—	1,315
	162,001,962	95,281,508

Liabilities
Payable for collateral received for securities on loan	4,942,627	3,122,996
Payable for investments purchased	—	126,178
Payable for capital shares redeemed	70,180	8,668,730
Accrued management fees	37,061	70,425
Distribution and service fees payable	631	1,808
Accrued foreign taxes	—	74,159
	5,050,499	12,064,296

Net Assets	$156,951,463	$83,217,212

Net Assets Consist of:
Capital (par value and paid-in surplus)	$140,584,386	$67,814,070
Distributable earnings (loss)	16,367,077	15,403,142
	$156,951,463	$83,217,212

Investment securities, at cost	$125,626,593	$68,741,980
Investment securities on loan, at value	$8,061,753	$7,332,110
Investment made with cash collateral received for securities on loan, at cost	$4,942,627	$3,122,996
Foreign currency holdings, at cost	$7,465	$28

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Focused International Growth Fund
Investor Class, $0.01 Par Value	$10,585,496	562,022	$18.83
I Class, $0.01 Par Value	$32,174,942	1,688,744	$19.05
A Class, $0.01 Par Value	$1,075,037	57,952	$18.55
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$19.68
C Class, $0.01 Par Value	$58,749	3,373	$17.42
R Class, $0.01 Par Value	$904,421	49,595	$18.24
R6 Class, $0.01 Par Value	$3,995,427	208,276	$19.18
G Class, $0.01 Par Value	$108,157,391	5,499,347	$19.67
Global Small Cap Fund
Investor Class, $0.01 Par Value	$39,497,419	1,912,923	$20.65
I Class, $0.01 Par Value	$19,822,160	944,881	$20.98
A Class, $0.01 Par Value	$5,015,253	247,734	$20.24
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$21.47
C Class, $0.01 Par Value	$276,633	14,781	$18.72
R Class, $0.01 Par Value	$1,457,655	73,763	$19.76
R6 Class, $0.01 Par Value	$17,148,092	808,028	$21.22
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

NOVEMBER 30, 2025
	International Growth Fund	International Opportunities Fund
Assets
Investment securities, at value	$2,645,076,915	$504,504,753
Investment made with cash collateral received for securities on loan, at value	55,268,231	15,034,378
Cash	17,152	15,275
Foreign currency holdings, at value	565,413	72,553
Receivable for investments sold	—	4,336,706
Receivable for capital shares sold	545,602	139,270
Dividends and interest receivable	10,060,860	816,000
Securities lending receivable	16,404	14,550
Other assets	62,965	240,056
	2,711,613,542	525,173,541

Liabilities
Payable for collateral received for securities on loan	55,268,231	15,034,378
Payable for investments purchased	—	4,316,765
Payable for capital shares redeemed	1,240,451	56,144
Accrued management fees	1,201,226	570,156
Distribution and service fees payable	14,756	1,467
Accrued foreign taxes	—	391,710
Accrued IRS compliance fees	3,988,330	264,550
Accrued other expenses	40,937	—
	61,753,931	20,635,170

Net Assets	$2,649,859,611	$504,538,371

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,786,870,896	$434,721,022
Distributable earnings (loss)	862,988,715	69,817,349
	$2,649,859,611	$504,538,371

Investment securities, at cost	$1,880,146,281	$381,540,081
Investment securities on loan, at value	$61,022,879	$28,142,995
Investment made with cash collateral received for securities on loan, at cost	$55,268,231	$15,034,378
Foreign currency holdings, at cost	$565,974	$72,625

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
International Growth Fund
Investor Class, $0.01 Par Value	$854,641,015	60,642,655	$14.09
I Class, $0.01 Par Value	$304,450,344	21,743,874	$14.00
Y Class, $0.01 Par Value	$82,509,885	5,877,108	$14.04
A Class, $0.01 Par Value	$56,560,014	4,001,658	$14.13
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$14.99
C Class, $0.01 Par Value	$187,805	14,434	$13.01
R Class, $0.01 Par Value	$7,621,561	537,105	$14.19
R5 Class, $0.01 Par Value	$8,992	642	$14.01
R6 Class, $0.01 Par Value	$14,124,501	1,007,356	$14.02
G Class, $0.01 Par Value	$1,329,755,494	93,150,700	$14.28
International Opportunities Fund
Investor Class, $0.01 Par Value	$371,096,735	31,768,245	$11.68
I Class, $0.01 Par Value	$127,345,876	10,714,683	$11.89
A Class, $0.01 Par Value	$5,262,835	458,002	$11.49
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$12.19
C Class, $0.01 Par Value	$110,226	10,556	$10.44
R Class, $0.01 Par Value	$722,699	64,487	$11.21
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

NOVEMBER 30, 2025
	International Small-Mid Cap Fund	International Value Fund
Assets
Investment securities, at value	$499,812,265	$1,417,266,994
Investment made with cash collateral received for securities on loan, at value	26,581,066	5,218,751
Cash	16,112	22,626
Foreign currency holdings, at value	117,980	225,383
Receivable for investments sold	3,090,089	95,817,308
Receivable for capital shares sold	5,550	160,914
Dividends and interest receivable	1,860,988	13,948,850
Securities lending receivable	4,983	46,386
	531,489,033	1,532,707,212

Liabilities
Payable for collateral received for securities on loan	26,581,066	5,218,751
Payable for investments purchased	3,174,464	94,855,008
Payable for capital shares redeemed	119,357	1,057,643
Accrued management fees	109,607	254,365
Distribution and service fees payable	—	2,250
Accrued foreign withholding tax reclaim expenses	—	44,448
	29,984,494	101,432,465

Net Assets	$501,504,539	$1,431,274,747

Net Assets Consist of:
Capital (par value and paid-in surplus)	$410,692,055	$948,636,433
Distributable earnings (loss)	90,812,484	482,638,314
	$501,504,539	$1,431,274,747

Investment securities, at cost	$387,036,735	$987,525,430
Investment securities on loan, at value	$32,838,903	$41,130,376
Investment made with cash collateral received for securities on loan, at cost	$26,581,066	$5,218,751
Foreign currency holdings, at cost	$118,072	$225,142

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
International Small-Mid Cap Fund
Investor Class, $0.01 Par Value	$97,410,745	8,317,508	$11.71
G Class, $0.01 Par Value	$404,093,794	33,300,856	$12.13
International Value Fund
Investor Class, $0.01 Par Value	$197,520,419	17,346,046	$11.39
I Class, $0.01 Par Value	$91,126,315	8,015,909	$11.37
A Class, $0.01 Par Value	$7,737,761	675,322	$11.46
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$12.16
C Class, $0.01 Par Value	$232,141	20,408	$11.38
R Class, $0.01 Par Value	$1,237,529	108,670	$11.39
R6 Class, $0.01 Par Value	$554,891	48,797	$11.37
G Class, $0.01 Par Value	$1,132,865,691	98,775,621	$11.47
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

NOVEMBER 30, 2025
Non-U.S. Intrinsic Value Fund
Assets
Investment securities, at value	$551,254,027
Cash	10,564
Foreign currency holdings, at value	61,319
Receivable for investments sold	1,772,736
Receivable for capital shares sold	9,428
Dividends and interest receivable	4,147,473
557,255,547

Liabilities
Payable for capital shares redeemed	186,335
Accrued management fees	111,355
Distribution and service fees payable	152
297,842

Net Assets	$556,957,705

Net Assets Consist of:
Capital (par value and paid-in surplus)	$439,834,210
Distributable earnings (loss)	117,123,495
$556,957,705

Investment securities, at cost	$478,009,776
Foreign currency holdings, at cost	$1,447,249

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Non-U.S. Intrinsic Value Fund
Investor Class, $0.01 Par Value	$99,403,653	9,087,695	$10.94
I Class, $0.01 Par Value	$21,110,477	1,928,367	$10.95
A Class, $0.01 Par Value	$262,910	24,106	$10.91
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$11.58
R Class, $0.01 Par Value	$248,110	22,827	$10.87
R6 Class, $0.01 Par Value	$7,844	700	$11.21
G Class, $0.01 Par Value	$435,924,711	39,264,337	$11.10
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED NOVEMBER 30, 2025
	Emerging Markets Fund	Focused Global Growth Fund
Investment Income (Loss)
Income:
Dividends	$38,534,299	$8,223,889
Interest	551,008	238,394
Securities lending, net	296,780	—
Less foreign taxes withheld	(3,884,716)	(300,415)
	35,497,371	8,161,868

Expenses:
Management fees	17,754,224	6,448,400
Distribution and service fees:
A Class	92,894	64,273
C Class	48,152	14,885
R Class	31,023	30,554
Directors' fees and expenses	53,419	19,357
Foreign withholding tax reclaim expenses	—	65,070
Other expenses	164,641	9,771
	18,144,353	6,652,310
Fees waived	(6,422,212)	—
	11,722,141	6,652,310

Net investment income (loss)	23,775,230	1,509,558

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	303,374,300	50,357,230
Foreign currency translation transactions	(2,107,586)	21,434
	301,266,714	50,378,664

Change in net unrealized appreciation (depreciation) on:
Investments**	180,370,993	28,411,675
Translation of assets and liabilities in foreign currencies	(14,196)	9,721
	180,356,797	28,421,396

Net realized and unrealized gain (loss)	481,623,511	78,800,060

Net Increase (Decrease) in Net Assets Resulting from Operations	$505,398,741	$80,309,618
*Net of foreign tax expenses paid (refunded)	$3,106,479	$(31)
**Includes (increase) decrease in accrued foreign taxes	$2,521,519	—

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED NOVEMBER 30, 2025
	Focused International Growth Fund	Global Small Cap Fund
Investment Income (Loss)
Income:
Dividends	$1,751,851	$1,202,581
Interest	105,067	21,877
Securities lending, net	14,087	22,704
Less foreign taxes withheld	(147,826)	(105,436)
	1,723,179	1,141,726

Expenses:
Management fees	1,119,504	822,372
Distribution and service fees:
A Class	2,348	11,891
C Class	543	2,507
R Class	4,026	7,886
Directors' fees and expenses	4,161	2,569
Other expenses	3,254	5,323
	1,133,836	852,548
Fees waived	(673,675)	—
	460,161	852,548

Net investment income (loss)	1,263,018	289,178

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	(476,225)	6,154,613
Foreign currency translation transactions	(23,763)	(21,889)
	(499,988)	6,132,724

Change in net unrealized appreciation (depreciation) on:
Investments**	13,688,257	(1,469,299)
Translation of assets and liabilities in foreign currencies	9,000	1,255
	13,697,257	(1,468,044)

Net realized and unrealized gain (loss)	13,197,269	4,664,680

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,460,287	$4,953,858
*Net of foreign tax expenses paid (refunded)	—	$30,422
**Includes (increase) decrease in accrued foreign taxes	—	$170,591

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED NOVEMBER 30, 2025
	International Growth Fund	International Opportunities Fund
Investment Income (Loss)
Income:
Dividends	$47,862,176	$6,754,540
Interest	1,044,949	98,720
Securities lending, net	146,036	271,825
Less foreign taxes withheld	(4,210,190)	(680,021)
	44,842,971	6,445,064

Expenses:
Management fees	26,541,490	6,908,376
Distribution and service fees:
A Class	138,447	12,017
C Class	2,217	1,064
R Class	37,321	4,642
Directors' fees and expenses	81,076	14,499
Foreign withholding tax reclaim expenses	334,236	5,505
Other expenses	94,986	21,383
	27,229,773	6,967,486
Fees waived	(11,731,328)	(239,237)
	15,498,445	6,728,249

Net investment income (loss)	29,344,526	(283,185)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	252,736,775	64,631,955
Foreign currency translation transactions	374,201	(274,096)
	253,110,976	64,357,859

Change in net unrealized appreciation (depreciation) on:
Investments**	16,567,099	37,776,399
Translation of assets and liabilities in foreign currencies	663,588	30,832
	17,230,687	37,807,231

Net realized and unrealized gain (loss)	270,341,663	102,165,090

Net Increase (Decrease) in Net Assets Resulting from Operations	$299,686,189	$101,881,905
*Net of foreign tax expenses paid (refunded)	—	$600,525
**Includes (increase) decrease in accrued foreign taxes	—	$1,939,379
See Notes to Financial Statements.

Statements of Operations

YEAR ENDED NOVEMBER 30, 2025
	International Small-Mid Cap Fund	International Value Fund
Investment Income (Loss)
Income:
Dividends	$12,307,602	$64,906,777
Interest	122,783	468,241
Securities lending, net	208,532	260,344
Less foreign taxes withheld	(1,410,641)	(6,641,352)
	11,228,276	58,994,010

Expenses:
Management fees	5,810,546	11,373,099
Distribution and service fees:
A Class	—	17,934
C Class	—	2,272
R Class	—	4,257
Directors' fees and expenses	15,531	42,845
Foreign withholding tax reclaim expenses	31,786	166,706
Other expenses	37,646	51,612
	5,895,509	11,658,725
Fees waived	(4,544,639)	(8,561,396)
	1,350,870	3,097,329

Net investment income (loss)	9,877,406	55,896,681

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	62,508,781	141,898,806
Futures contract transactions	—	(571,950)
Foreign currency translation transactions	(37,001)	(69,324)
	62,471,780	141,257,532

Change in net unrealized appreciation (depreciation) on:
Investments	19,633,962	227,300,176
Translation of assets and liabilities in foreign currencies	52,557	546,135
	19,686,519	227,846,311

Net realized and unrealized gain (loss)	82,158,299	369,103,843

Net Increase (Decrease) in Net Assets Resulting from Operations	$92,035,705	$425,000,524

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED NOVEMBER 30, 2025
Non-U.S. Intrinsic Value Fund
Investment Income (Loss)
Income:
Dividends	$26,271,638
Interest	197,051
Less foreign taxes withheld	(2,553,183)
23,915,506

Expenses:
Management fees	4,904,325
Distribution and service fees:
A Class	482
R Class	734
Directors' fees and expenses	17,293
Foreign withholding tax reclaim expenses	122,334
Other expenses	25,484
5,070,652
Fees waived	(3,612,994)
1,457,658

Net investment income (loss)	22,457,848

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	40,792,043
Foreign currency translation transactions	(309,088)
40,482,955

Change in net unrealized appreciation (depreciation) on:
Investments	98,398,202
Translation of assets and liabilities in foreign currencies	247,375
98,645,577

Net realized and unrealized gain (loss)	139,128,532

Net Increase (Decrease) in Net Assets Resulting from Operations	$161,586,380

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2025 AND NOVEMBER 30, 2024
	Emerging Markets Fund		Focused Global Growth Fund
Increase (Decrease) in Net Assets	November 30, 2025	November 30, 2024	November 30, 2025	November 30, 2024
Operations
Net investment income (loss)	$23,775,230	$27,732,246	$1,509,558	$1,630,372
Net realized gain (loss)	301,266,714	77,722,180	50,378,664	87,016,253
Change in net unrealized appreciation (depreciation)	180,356,797	203,056,348	28,421,396	35,315,183
Net increase (decrease) in net assets resulting from operations	505,398,741	308,510,774	80,309,618	123,961,808

Distributions to Shareholders
From earnings:
Investor Class	(2,132,926)	(4,361,760)	(54,247,832)	(14,740,592)
I Class	(3,774,372)	(7,257,740)	(8,931,696)	(2,922,662)
Y Class	(408,137)	(551,472)	(48,571)	(12,763)
A Class	(166,637)	(430,427)	(3,932,593)	(939,440)
C Class	—	(32,481)	(352,786)	(106,841)
R Class	(11,055)	(44,517)	(843,368)	(204,720)
R5 Class	(7,653)	(139,050)	(1,453)	(372)
R6 Class	(2,082,642)	(7,344,369)	(11,691,469)	(3,508,992)
G Class	(15,046,799)	(18,625,613)	—	—
Decrease in net assets from distributions	(23,630,221)	(38,787,429)	(80,049,768)	(22,436,382)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(551,010,893)	(619,744,143)	(5,004,259)	(51,849,796)

Net increase (decrease) in net assets	(69,242,373)	(350,020,798)	(4,744,409)	49,675,630

Net Assets
Beginning of period	1,785,280,256	2,135,301,054	639,759,273	590,083,643
End of period	$1,716,037,883	$1,785,280,256	$635,014,864	$639,759,273

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2025 AND NOVEMBER 30, 2024
	Focused International Growth Fund		Global Small Cap Fund
Increase (Decrease) in Net Assets	November 30, 2025	November 30, 2024	November 30, 2025	November 30, 2024
Operations
Net investment income (loss)	$1,263,018	$687,268	$289,178	$135,868
Net realized gain (loss)	(499,988)	(347,379)	6,132,724	7,854,545
Change in net unrealized appreciation (depreciation)	13,697,257	10,796,896	(1,468,044)	12,833,112
Net increase (decrease) in net assets resulting from operations	14,460,287	11,136,785	4,953,858	20,823,525

Distributions to Shareholders
From earnings:
Investor Class	—	(49,886)	(627,555)	(179,269)
I Class	—	(156,977)	(373,437)	(155,028)
A Class	—	(662)	(69,609)	(11,127)
C Class	—	—	(878)	—
R Class	—	—	(22,043)	—
R6 Class	(5,291)	(56,368)	(277,569)	(185,410)
G Class	(663,050)	(528,074)	—	—
Decrease in net assets from distributions	(668,341)	(791,967)	(1,371,091)	(530,834)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	34,577,565	11,242,164	(3,966,125)	(14,796,000)

Net increase (decrease) in net assets	48,369,511	21,586,982	(383,358)	5,496,691

Net Assets
Beginning of period	108,581,952	86,994,970	83,600,570	78,103,879
End of period	$156,951,463	$108,581,952	$83,217,212	$83,600,570

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2025 AND NOVEMBER 30, 2024
	International Growth Fund		International Opportunities Fund
Increase (Decrease) in Net Assets	November 30, 2025	November 30, 2024	November 30, 2025	November 30, 2024
Operations
Net investment income (loss)	$29,344,526	$29,241,999	$(283,185)	$(346,344)
Net realized gain (loss)	253,110,976	69,331,840	64,357,859	13,437,349
Change in net unrealized appreciation (depreciation)	17,230,687	226,933,215	37,807,231	35,317,265
Net increase (decrease) in net assets resulting from operations	299,686,189	325,507,054	101,881,905	48,408,270

Distributions to Shareholders
From earnings:
Investor Class	(4,208,688)	(4,397,930)	(339,756)	(749,060)
I Class	(2,035,519)	(2,048,613)	(337,071)	(354,084)
Y Class	(422,599)	(466,755)	—	—
A Class	(158,972)	(161,260)	—	—
R Class	(7,023)	—	—	—
R5 Class	(53)	(55)	—	—
R6 Class	(212,431)	(199,461)	—	—
G Class	(21,586,078)	(26,731,358)	—	—
Decrease in net assets from distributions	(28,631,363)	(34,005,432)	(676,827)	(1,103,144)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(448,981,774)	(228,792,849)	(67,989,996)	1,205,750

Net increase (decrease) in net assets	(177,926,948)	62,708,773	33,215,082	48,510,876

Net Assets
Beginning of period	2,827,786,559	2,765,077,786	471,323,289	422,812,413
End of period	$2,649,859,611	$2,827,786,559	$504,538,371	$471,323,289

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2025 AND NOVEMBER 30, 2024
	International Small-Mid Cap Fund		International Value Fund
Increase (Decrease) in Net Assets	November 30, 2025	November 30, 2024	November 30, 2025	November 30, 2024
Operations
Net investment income (loss)	$9,877,406	$9,289,424	$55,896,681	$62,691,575
Net realized gain (loss)	62,471,780	34,518,958	141,257,532	79,350,835
Change in net unrealized appreciation (depreciation)	19,686,519	40,801,131	227,846,311	39,012,762
Net increase (decrease) in net assets resulting from operations	92,035,705	84,609,513	425,000,524	181,055,172

Distributions to Shareholders
From earnings:
Investor Class	(1,320,167)	(954,896)	(6,925,131)	(8,156,532)
I Class	—	—	(2,194,373)	(2,664,629)
A Class	—	—	(220,984)	(272,135)
C Class	—	—	(5,636)	(10,921)
R Class	—	—	(16,888)	(17,081)
R6 Class	—	—	(10,829)	(37,427)
G Class	(12,771,431)	(9,336,856)	(60,534,760)	(66,665,893)
Decrease in net assets from distributions	(14,091,598)	(10,291,752)	(69,908,601)	(77,824,618)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(125,024,304)	(39,745,326)	(399,133,927)	(73,080,724)

Net increase (decrease) in net assets	(47,080,197)	34,572,435	(44,042,004)	30,149,830

Net Assets
Beginning of period	548,584,736	514,012,301	1,475,316,751	1,445,166,921
End of period	$501,504,539	$548,584,736	$1,431,274,747	$1,475,316,751

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2025 AND NOVEMBER 30, 2024
	Non-U.S. Intrinsic Value Fund
Increase (Decrease) in Net Assets	November 30, 2025	November 30, 2024
Operations
Net investment income (loss)	$22,457,848	$23,751,455
Net realized gain (loss)	40,482,955	49,436,958
Change in net unrealized appreciation (depreciation)	98,645,577	(23,955,359)
Net increase (decrease) in net assets resulting from operations	161,586,380	49,233,054

Distributions to Shareholders
From earnings:
Investor Class	(9,422,256)	(12,641,256)
I Class	(1,893,657)	(56,925)
A Class	(13,180)	(14,422)
R Class	(5,532)	(11,877)
R6 Class	(640)	(663)
G Class	(57,561,800)	(57,386,258)
Decrease in net assets from distributions	(68,897,065)	(70,111,401)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(109,976,017)	11,123,807

Net increase (decrease) in net assets	(17,286,702)	(9,754,540)

Net Assets
Beginning of period	574,244,407	583,998,947
End of period	$556,957,705	$574,244,407

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2025

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

Emerging Markets Fund	Investor, I, Y, A, C, R, R5, R6, G
Focused Global Growth Fund	Investor, I, Y, A, C, R, R5, R6
Focused International Growth Fund	Investor, I, A, C, R, R6, G
Global Small Cap Fund	Investor, I, A, C, R, R6
International Growth Fund	Investor, I, Y, A, C, R, R5, R6, G
International Opportunities Fund	Investor, I, A, C, R
International Small-Mid Cap Fund	Investor, G
International Value Fund	Investor, I, A, C, R, R6, G
Non-U.S. Intrinsic Value Fund	Investor, I, A, R, R6, G

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. A fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee including any waiver impacts, if applicable, are as follows:

Emerging Markets Fund	Annual Management Fee	Management Fee Waived
Investor Class	1.25%	—
I Class	1.05%	—
Y Class	0.90%	—
A Class	1.25%	—
C Class	1.25%	—
R Class	1.25%	—
R5 Class	1.05%	—
R6 Class	0.90%	—
G Class	0.00%(1)	$6,422,212
(1)Annual management fee before waiver was 0.90%.

Focused International Growth Fund	Annual Management Fee	Management Fee Waived
Investor Class	1.09%	—
I Class	0.89%	—
A Class	1.09%	—
C Class	1.09%	—
R Class	1.09%	—
R6 Class	0.74%	—
G Class	0.00%(1)	$673,675
(1)Annual management fee before waiver was 0.74%.

Global Small Cap Fund	Annual Management Fee
Investor Class	1.10%
I Class	0.90%
A Class	1.10%
C Class	1.10%
R Class	1.10%
R6 Class	0.75%

	Effective Annual Management Fee
International Small-Mid Cap Fund	Annual Management Fee	After Waiver	Management Fee Waived
Investor Class	1.43%	1.40%	$27,127
G Class	1.08%	0.00%	$4,517,512
During the period ended November 30, 2025, the investment advisor agreed to waive 0.03% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

International Value Fund	Annual Management Fee	Management Fee Waived
Investor Class	1.10%	—
I Class	0.90%	—
A Class	1.10%	—
C Class	1.10%	—
R Class	1.10%	—
R6 Class	0.75%	—
G Class	0.00%(1)	$8,561,396
(1)Annual management fee before waiver was 0.75%.

Non-U.S. Intrinsic Value Fund	Annual Management Fee	Management Fee Waived
Investor Class	1.15%	—
I Class	0.95%	—
A Class	1.15%	—
R Class	1.15%	—
R6 Class	0.80%	—
G Class	0.00%(1)	$3,612,994
(1)Annual management fee before waiver was 0.80%.

For each fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account a fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee including any waiver impacts, if applicable, for the period ended November 30, 2025 are as follows:

Focused Global Growth Fund	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.300%	1.09%
I Class	0.850% to 1.100%	0.89%
Y Class	0.700% to 0.950%	0.74%
A Class	1.050% to 1.300%	1.09%
C Class	1.050% to 1.300%	1.09%
R Class	1.050% to 1.300%	1.09%
R5 Class	0.850% to 1.100%	0.89%
R6 Class	0.700% to 0.950%	0.74%

	Management Fee Schedule Range	Effective Annual Management Fee		Management Fee Waived
International Growth Fund		Before Waiver	After Waiver
Investor Class	1.050% to 1.400%	1.20%	1.19%	$87,243
I Class	0.850% to 1.200%	1.00%	0.99%	$31,452
Y Class	0.700% to 1.050%	0.85%	0.84%	$7,791
A Class	1.050% to 1.400%	1.20%	1.19%	$5,716
C Class	1.050% to 1.400%	1.20%	1.19%	$20
R Class	1.050% to 1.400%	1.20%	1.19%	$769
R5 Class	0.850% to 1.200%	1.00%	0.99%	$1
R6 Class	0.700% to 1.050%	0.85%	0.84%	$1,456
G Class	0.700% to 1.050%	0.85%	0.00%	$11,596,880
Effective August 1, 2025, the investment advisor agreed to waive 0.03% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

	Management Fee Schedule Range	Effective Annual Management Fee		Management Fee Waived
International Opportunities Fund		Before Waiver	After Waiver
Investor Class	1.200% to 1.500%	1.50%	1.45%	$169,189
I Class	1.000% to 1.300%	1.30%	1.25%	$67,128
A Class	1.200% to 1.500%	1.50%	1.45%	$2,403
C Class	1.200% to 1.500%	1.50%	1.45%	$53
R Class	1.200% to 1.500%	1.50%	1.45%	$464
During the period ended November 30, 2025, the investment advisor agreed to waive 0.05% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Foreign Withholding Tax Reclaim Expenses – A fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld and may incur expenses in association with recovery of such taxes.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Emerging Markets Fund	American Century Asset Allocation Portfolios, Inc.	23%
Focused International Growth Fund	American Century Asset Allocation Portfolios, Inc.	23%
International Growth Fund	American Century Asset Allocation Portfolios, Inc.	33%
International Small-Mid Cap Fund	American Century Asset Allocation Portfolios, Inc.	57%
International Value Fund	American Century Asset Allocation Portfolios, Inc.	49%
Non-U.S. Intrinsic Value Fund	American Century Asset Allocation Portfolios, Inc.	52%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security.

During the period, the interfund purchases and sales and the effect of interfund transactions on the Statement of Operations were as follows:

	Interfund Purchases	Interfund Sales	Net Realized Gain (loss) on Investment Transactions
International Value Fund	—	$817,949	$(288,303)

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended November 30, 2025 were as follows:

	Emerging Markets Fund	Focused Global Growth Fund	Focused International Growth Fund	Global Small Cap Fund
Purchases	$1,006,850,919	$428,588,850	$156,763,739	$121,660,532
Sales	$1,579,579,792	$516,129,043	$121,846,171	$118,701,863

	International Growth Fund	International Opportunities Fund	International Small-Mid Cap Fund	International Value Fund	Non-U.S. Intrinsic Value Fund
Purchases	$1,720,736,836	$571,328,177	$649,069,074	$1,098,107,158	$391,446,401
Sales	$2,116,608,477	$643,900,890	$780,578,660	$1,499,295,050	$548,719,195

5. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Year ended November 30, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Emerging Markets Fund
Investor Class/Shares Authorized	1,000,000,000		1,000,000,000
Sold	3,965,983	$46,984,862	3,660,264	$36,838,013
Issued in reinvestment of distributions	183,120	2,071,087	432,357	4,258,569
Redeemed	(7,451,064)	(95,807,722)	(10,460,426)	(113,479,624)
	(3,301,961)	(46,751,773)	(6,367,805)	(72,383,042)
I Class/Shares Authorized	1,400,000,000		1,400,000,000
Sold	5,979,541	75,770,396	8,130,675	89,099,436
Issued in reinvestment of distributions	298,079	3,457,720	653,946	6,611,393
Redeemed	(10,921,453)	(137,073,124)	(21,694,114)	(232,804,755)
	(4,643,833)	(57,845,008)	(12,909,493)	(137,093,926)
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	1,847,306	22,774,067	1,156,322	12,492,861
Issued in reinvestment of distributions	33,897	393,882	53,344	539,843
Redeemed	(1,354,782)	(17,942,851)	(1,009,372)	(11,456,288)
	526,421	5,225,098	200,294	1,576,416
A Class/Shares Authorized	100,000,000		100,000,000
Sold	600,418	7,226,767	688,795	7,079,984
Issued in reinvestment of distributions	11,559	125,998	31,114	295,580
Redeemed	(974,209)	(11,506,898)	(1,444,371)	(14,631,829)
	(362,232)	(4,154,133)	(724,462)	(7,256,265)
C Class/Shares Authorized	45,000,000		45,000,000
Sold	29,415	335,634	60,629	548,210
Issued in reinvestment of distributions	—	—	3,353	28,771
Redeemed	(270,724)	(2,830,209)	(521,969)	(4,811,270)
	(241,309)	(2,494,575)	(457,987)	(4,234,289)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	242,912	3,024,738	154,960	1,615,180
Issued in reinvestment of distributions	1,009	11,055	4,661	44,514
Redeemed	(199,161)	(2,438,618)	(205,872)	(2,145,508)
	44,760	597,175	(46,251)	(485,814)
R5 Class/Shares Authorized	25,000,000		25,000,000
Sold	30,117	390,879	60,169	642,294
Issued in reinvestment of distributions	603	7,000	13,723	138,877
Redeemed	(69,716)	(926,686)	(916,584)	(9,818,615)
	(38,996)	(528,807)	(842,692)	(9,037,444)
R6 Class/Shares Authorized	750,000,000		750,000,000
Sold	3,973,994	50,547,981	7,573,473	81,687,250
Issued in reinvestment of distributions	169,716	1,968,700	709,900	7,177,086
Redeemed	(8,802,070)	(111,779,309)	(36,075,619)	(389,770,830)
	(4,658,360)	(59,262,628)	(27,792,246)	(300,906,494)
G Class/Shares Authorized	750,000,000		750,000,000
Sold	4,149,081	50,845,550	10,683,295	119,196,673
Issued in reinvestment of distributions	1,292,680	15,046,799	1,836,846	18,625,613
Redeemed	(33,906,418)	(451,688,591)	(20,061,171)	(227,745,571)
	(28,464,657)	(385,796,242)	(7,541,030)	(89,923,285)
Net increase (decrease)	(41,140,167)	$(551,010,893)	(56,481,672)	$(619,744,143)

	Year ended November 30, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Focused Global Growth Fund
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	1,721,792	$19,557,389	1,204,615	$14,038,725
Issued in reinvestment of distributions	4,717,854	51,943,570	1,331,834	14,130,756
Redeemed	(5,111,373)	(58,784,131)	(4,678,448)	(54,546,504)
	1,328,273	12,716,828	(2,141,999)	(26,377,023)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	1,624,365	18,629,508	391,554	4,690,552
Issued in reinvestment of distributions	777,065	8,928,482	265,136	2,921,805
Redeemed	(2,216,799)	(27,574,215)	(1,935,551)	(23,008,103)
	184,631	(16,225)	(1,278,861)	(15,395,746)
Y Class/Shares Authorized	20,000,000		20,000,000
Sold	7,578	92,729	1,724	21,647
Issued in reinvestment of distributions	4,173	48,571	1,145	12,763
Redeemed	(10,322)	(127,345)	(2,622)	(30,661)
	1,429	13,955	247	3,749
A Class/Shares Authorized	40,000,000		40,000,000
Sold	226,438	2,466,159	332,420	3,654,739
Issued in reinvestment of distributions	377,260	3,851,820	92,542	920,792
Redeemed	(863,948)	(9,034,193)	(465,510)	(5,043,132)
	(260,250)	(2,716,214)	(40,548)	(467,601)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	19,515	131,472	21,575	166,732
Issued in reinvestment of distributions	53,749	352,597	15,433	106,798
Redeemed	(124,388)	(858,911)	(110,059)	(837,935)
	(51,124)	(374,842)	(73,051)	(564,405)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	100,304	1,024,557	89,475	934,839
Issued in reinvestment of distributions	87,396	843,368	21,549	204,720
Redeemed	(146,914)	(1,502,212)	(148,603)	(1,580,369)
	40,786	365,713	(37,579)	(440,810)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	126	1,453	34	372
R6 Class/Shares Authorized	75,000,000		75,000,000
Sold	1,864,940	22,451,507	1,602,752	19,824,781
Issued in reinvestment of distributions	912,587	10,604,264	285,757	3,177,617
Redeemed	(3,887,444)	(48,050,698)	(2,560,029)	(31,610,730)
	(1,109,917)	(14,994,927)	(671,520)	(8,608,332)
Net increase (decrease)	133,954	$(5,004,259)	(4,243,277)	$(51,849,796)

	Year ended November 30, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Focused International Growth Fund
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	209,699	$3,760,528	144,362	$2,393,269
Issued in reinvestment of distributions	—	—	3,154	49,306
Redeemed	(414,981)	(7,339,702)	(281,554)	(4,652,641)
	(205,282)	(3,579,174)	(134,038)	(2,210,066)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	409,740	7,401,280	701,832	11,435,612
Issued in reinvestment of distributions	—	—	9,967	156,977
Redeemed	(339,916)	(6,003,131)	(861,617)	(14,089,560)
	69,824	1,398,149	(149,818)	(2,496,971)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	23,142	407,495	19,492	318,443
Issued in reinvestment of distributions	—	—	43	662
Redeemed	(14,922)	(259,548)	(9,124)	(147,153)
	8,220	147,947	10,411	171,952
C Class/Shares Authorized	20,000,000		20,000,000
Sold	204	3,375	659	10,335
R Class/Shares Authorized	20,000,000		20,000,000
Sold	30,295	528,689	18,689	302,680
Redeemed	(17,740)	(316,545)	(33,543)	(544,916)
	12,555	212,144	(14,854)	(242,236)
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	55,640	983,964	101,216	1,700,914
Issued in reinvestment of distributions	308	5,291	3,561	56,368
Redeemed	(192,067)	(3,493,557)	(267,514)	(4,560,228)
	(136,119)	(2,504,302)	(162,737)	(2,802,946)
G Class/Shares Authorized	30,000,000		30,000,000
Sold	3,287,430	61,249,146	1,613,677	28,552,733
Issued in reinvestment of distributions	37,845	663,050	32,779	528,074
Redeemed	(1,241,595)	(23,012,770)	(587,299)	(10,268,711)
	2,083,680	38,899,426	1,059,157	18,812,096
Net increase (decrease)	1,833,082	$34,577,565	608,780	$11,242,164

	Year ended November 30, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Global Small Cap Fund
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	387,723	$7,417,249	306,590	$5,507,307
Issued in reinvestment of distributions	32,528	621,283	10,007	176,821
Redeemed	(462,699)	(8,806,686)	(562,205)	(9,932,679)
	(42,448)	(768,154)	(245,608)	(4,248,551)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	174,530	3,404,654	393,138	7,081,405
Issued in reinvestment of distributions	19,279	373,437	8,651	155,028
Redeemed	(342,797)	(6,656,800)	(533,253)	(9,779,529)
	(148,988)	(2,878,709)	(131,464)	(2,543,096)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	46,525	892,045	41,109	713,946
Issued in reinvestment of distributions	3,709	69,609	641	11,127
Redeemed	(51,939)	(1,003,543)	(36,932)	(642,522)
	(1,705)	(41,889)	4,818	82,551
C Class/Shares Authorized	20,000,000		20,000,000
Sold	9,901	168,132	465	7,376
Issued in reinvestment of distributions	50	878	—	—
Redeemed	(509)	(9,668)	(22,766)	(368,495)
	9,442	159,342	(22,301)	(361,119)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	21,691	394,057	45,971	797,548
Issued in reinvestment of distributions	1,200	22,043	—	—
Redeemed	(40,931)	(739,900)	(35,394)	(622,463)
	(18,040)	(323,800)	10,577	175,085
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	972,207	18,371,519	377,694	6,889,028
Issued in reinvestment of distributions	14,183	277,569	10,244	185,410
Redeemed	(925,658)	(18,762,003)	(772,715)	(14,975,308)
	60,732	(112,915)	(384,777)	(7,900,870)
Net increase (decrease)	(141,007)	$(3,966,125)	(768,755)	$(14,796,000)

	Year ended November 30, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
International Growth Fund
Investor Class/Shares Authorized	1,250,000,000		1,250,000,000
Sold	2,989,325	$39,523,997	993,273	$12,400,565
Issued in reinvestment of distributions	319,284	4,054,911	330,978	4,233,210
Redeemed	(8,538,181)	(113,592,861)	(9,907,077)	(124,406,068)
	(5,229,572)	(70,013,953)	(8,582,826)	(107,772,293)
I Class/Shares Authorized	300,000,000		300,000,000
Sold	2,577,948	33,448,844	2,227,113	27,787,944
Issued in reinvestment of distributions	160,744	2,023,762	160,661	2,038,788
Redeemed	(5,192,459)	(71,339,140)	(1,891,670)	(23,741,631)
	(2,453,767)	(35,866,534)	496,104	6,085,101
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	3,986,477	51,921,826	2,196,873	28,462,476
Issued in reinvestment of distributions	33,489	422,291	36,752	466,755
Redeemed	(2,441,851)	(31,737,716)	(2,246,298)	(28,158,363)
	1,578,115	20,606,401	(12,673)	770,868
A Class/Shares Authorized	80,000,000		80,000,000
Sold	500,445	6,677,646	269,029	3,373,466
Issued in reinvestment of distributions	12,310	157,203	12,422	159,746
Redeemed	(725,106)	(9,671,624)	(1,676,176)	(21,177,794)
	(212,351)	(2,836,775)	(1,394,725)	(17,644,582)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	618	7,687	1,019	11,877
Redeemed	(12,838)	(153,983)	(11,159)	(133,066)
	(12,220)	(146,296)	(10,140)	(121,189)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	88,070	1,177,284	86,450	1,087,938
Issued in reinvestment of distributions	547	7,023	—	—
Redeemed	(107,972)	(1,468,748)	(130,294)	(1,634,442)
	(19,355)	(284,441)	(43,844)	(546,504)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	5	53	4	55
R6 Class/Shares Authorized	45,000,000		45,000,000
Sold	378,316	4,954,793	818,397	10,238,232
Issued in reinvestment of distributions	16,716	210,617	15,560	197,451
Redeemed	(1,538,766)	(20,787,405)	(660,849)	(8,252,709)
	(1,143,734)	(15,621,995)	173,108	2,182,974
G Class/Shares Authorized	1,500,000,000		1,500,000,000
Sold	9,428,458	129,494,179	14,228,789	179,231,906
Issued in reinvestment of distributions	1,697,003	21,585,885	2,085,129	26,731,354
Redeemed	(37,116,625)	(495,898,298)	(24,977,429)	(317,710,539)
	(25,991,164)	(344,818,234)	(8,663,511)	(111,747,279)
Net increase (decrease)	(33,484,043)	$(448,981,774)	(18,038,503)	$(228,792,849)

	Year ended November 30, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
International Opportunities Fund
Investor Class/Shares Authorized	670,000,000		670,000,000
Sold	993,136	$10,483,033	782,044	$7,199,798
Issued in reinvestment of distributions	34,291	319,935	75,554	706,427
Redeemed	(4,304,533)	(43,335,737)	(5,852,458)	(53,895,839)
	(3,277,106)	(32,532,769)	(4,994,860)	(45,989,614)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	1,459,068	14,815,864	7,407,107	71,910,522
Issued in reinvestment of distributions	35,447	336,035	37,272	354,083
Redeemed	(4,555,928)	(49,698,494)	(2,541,960)	(23,984,174)
	(3,061,413)	(34,546,595)	4,902,419	48,280,431
A Class/Shares Authorized	35,000,000		35,000,000
Sold	88,943	946,878	49,470	449,428
Redeemed	(142,413)	(1,463,325)	(124,046)	(1,120,962)
	(53,470)	(516,447)	(74,576)	(671,534)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	526	4,829	339	2,886
Redeemed	(4,046)	(34,165)	(13,952)	(116,262)
	(3,520)	(29,336)	(13,613)	(113,376)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	34,533	339,461	33,028	296,518
Redeemed	(69,007)	(704,310)	(66,882)	(596,675)
	(34,474)	(364,849)	(33,854)	(300,157)
Net increase (decrease)	(6,429,983)	$(67,989,996)	(214,484)	$1,205,750

	Year ended November 30, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
International Small-Mid Cap Fund
Investor Class/Shares Authorized	120,000,000		120,000,000
Sold	7,325	$70,272	113,436	$1,012,985
Issued in reinvestment of distributions	137,661	1,320,167	105,165	954,896
Redeemed	(1,228,248)	(12,925,008)	(142,208)	(1,328,450)
	(1,083,262)	(11,534,569)	76,393	639,431
G Class/Shares Authorized	500,000,000		500,000,000
Sold	2,831,484	30,940,379	4,102,796	41,720,151
Issued in reinvestment of distributions	1,303,207	12,771,431	1,006,127	9,336,856
Redeemed	(14,344,824)	(157,201,545)	(9,035,852)	(91,441,764)
	(10,210,133)	(113,489,735)	(3,926,929)	(40,384,757)
Net increase (decrease)	(11,293,395)	$(125,024,304)	(3,850,536)	$(39,745,326)

	Year ended November 30, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
International Value Fund
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	5,567,701	$53,749,509	343,887	$3,009,793
Issued in reinvestment of distributions	823,087	6,913,926	991,651	8,141,458
Redeemed	(7,986,486)	(78,058,323)	(4,884,595)	(42,709,546)
	(1,595,698)	(17,394,888)	(3,549,057)	(31,558,295)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	6,125,217	58,609,814	2,298,223	20,536,979
Issued in reinvestment of distributions	261,598	2,189,574	325,749	2,664,629
Redeemed	(4,150,380)	(39,986,656)	(3,546,913)	(30,364,565)
	2,236,435	20,812,732	(922,941)	(7,162,957)
A Class/Shares Authorized	25,000,000		25,000,000
Sold	157,537	1,629,613	43,122	372,804
Issued in reinvestment of distributions	26,011	220,315	32,645	270,299
Redeemed	(235,620)	(2,371,833)	(109,982)	(970,570)
	(52,072)	(521,905)	(34,215)	(327,467)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	1,464	12,600	1,849	15,942
Issued in reinvestment of distributions	665	5,636	1,321	10,921
Redeemed	(4,839)	(49,191)	(19,713)	(165,682)
	(2,710)	(30,955)	(16,543)	(138,819)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	93,658	958,508	26,253	224,417
Issued in reinvestment of distributions	1,994	16,829	2,062	17,011
Redeemed	(48,375)	(498,141)	(16,629)	(145,580)
	47,277	477,196	11,686	95,848
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	53,313	502,197	24,209	209,443
Issued in reinvestment of distributions	1,295	10,829	4,581	37,427
Redeemed	(36,107)	(387,296)	(109,328)	(953,071)
	18,501	125,730	(80,538)	(706,201)
G Class/Shares Authorized	1,750,000,000		1,750,000,000
Sold	11,237,025	112,505,842	19,195,075	164,928,438
Issued in reinvestment of distributions	7,232,349	60,534,760	8,149,865	66,665,893
Redeemed	(59,852,610)	(575,642,439)	(30,007,635)	(264,877,164)
	(41,383,236)	(402,601,837)	(2,662,695)	(33,282,833)
Net increase (decrease)	(40,731,503)	$(399,133,927)	(7,254,303)	$(73,080,724)

	Year ended November 30, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Non-U.S. Intrinsic Value Fund
Investor Class/Shares Authorized	150,000,000		150,000,000
Sold	989,801	$9,673,234	149,033	$1,393,891
Issued in reinvestment of distributions	1,159,950	9,418,797	1,383,983	12,635,761
Redeemed	(2,387,219)	(23,598,524)	(3,843,704)	(35,605,759)
	(237,468)	(4,506,493)	(2,310,688)	(21,576,107)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	244,124	2,243,911	2,380,197	21,529,456
Issued in reinvestment of distributions	232,630	1,886,631	4,875	44,464
Redeemed	(409,999)	(3,801,216)	(570,780)	(5,447,057)
	66,755	329,326	1,814,292	16,126,863
A Class/Shares Authorized	35,000,000		35,000,000
Sold	19,615	188,743	3,523	32,926
Issued in reinvestment of distributions	1,623	13,180	1,581	14,422
Redeemed	(11,305)	(109,404)	(5,180)	(50,966)
	9,933	92,519	(76)	(3,618)
R Class/Shares Authorized	35,000,000		35,000,000
Sold	23,698	232,883	6,576	61,861
Issued in reinvestment of distributions	682	5,532	1,302	11,877
Redeemed	(7,472)	(75,765)	(12,228)	(113,869)
	16,908	162,650	(4,350)	(40,131)
R6 Class/Shares Authorized	35,000,000		35,000,000
Sold	1	9	—	—
Issued in reinvestment of distributions	78	640	71	663
	79	649	71	663
G Class/Shares Authorized	600,000,000		600,000,000
Sold	6,279,357	60,928,772	7,631,079	72,743,003
Issued in reinvestment of distributions	7,062,798	57,561,800	6,264,875	57,386,258
Redeemed	(23,690,678)	(224,545,240)	(11,475,672)	(113,513,124)
	(10,348,523)	(106,054,668)	2,420,282	16,616,137
Net increase (decrease)	(10,492,316)	$(109,976,017)	1,919,531	$11,123,807

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Equity Price Risk — The funds may be subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to equity price risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
International Value Fund	$18,605,510	—

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The majority of International Small-Mid Cap Fund, International Value Fund and Non-U.S Intrinsic Value Fund are owned by a relatively small number of shareholders. To the extent that a large shareholder (including another account advised by the investment advisor) invests in these funds, the funds may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of International Small-Mid Cap Fund, International Value Fund and Non-U.S Intrinsic Value Fund may be at risk.

8. Federal Tax Information

On December 16, 2025, the funds declared and paid the following per-share distributions from net investment income to shareholders of record on December 15,
2025:

	Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
Emerging Markets Fund	$0.1699	$0.1991	$0.2210	$0.1334	$0.0240	$0.0970	$0.1991	$0.2210	$0.3523
Focused Global Growth Fund	$0.0096	$0.0342	$0.0526	—	—	—	$0.0342	$0.0526	N/A
Focused International Growth Fund	$0.0040	$0.0416	N/A	—	—	—	N/A	$0.0698	$0.2089
Global Small Cap Fund	$0.1463	$0.1878	N/A	$0.0945	—	$0.0427	N/A	$0.2189	N/A
International Growth Fund	$0.0749	$0.1033	$0.1246	$0.0395	—	$0.0040	$0.1033	$0.1246	$0.2452
International Opportunities Fund	$0.0325	$0.0561	N/A	$0.0031	—	—	N/A	N/A	N/A
International Small-Mid Cap Fund	$0.2109	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$0.3778
International Value Fund	$0.3937	$0.4171	N/A	$0.3644	$0.2768	$0.3352	N/A	$0.4346	$0.5223
Non-U.S. Intrinsic Value Fund	$0.4091	$0.4316	N/A	$0.3811	N/A	$0.3530	N/A	$0.4484	$0.5383

On December 16, 2025, each class of the respective funds declared and paid the following per-share distributions from net realized gains to shareholders of record on December 15, 2025:

Focused Global Growth Fund	$1.0173
International Growth Fund	$0.3797
International Value Fund	$0.5031
Non-U.S. Intrinsic Value Fund	$0.7240

The tax character of distributions paid during the years ended November 30, 2025 and November 30, 2024 were as follows:
	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Emerging Markets Fund	$23,630,221	—	$38,787,429	—
Focused Global Growth Fund	$19,335,040	$60,714,728	$3,076,251	$19,360,131
Focused International Growth Fund	$668,341	—	$791,967	—
Global Small Cap Fund	$1,371,091	—	$530,834	—
International Growth Fund	$28,631,363	—	$34,005,432	—
International Opportunities Fund	$676,827	—	$1,103,144	—
International Small-Mid Cap Fund	$14,091,598	—	$10,291,752	—
International Value Fund	$69,908,601	—	$77,824,618	—
Non-U.S. Intrinsic Value Fund	$36,332,821	$32,564,244	$45,412,555	$24,698,846

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Emerging Markets Fund	Focused Global Growth Fund	Focused International Growth Fund	Global Small Cap Fund
Federal tax cost of investments	$990,870,740	$497,789,073	$130,789,329	$73,506,648
Gross tax appreciation of investments	$758,972,523	$146,637,266	$32,079,761	$22,361,524
Gross tax depreciation of investments	(17,730,436)	(9,453,643)	(1,130,702)	(1,200,717)
Net tax appreciation (depreciation) of investments	741,242,087	137,183,623	30,949,059	21,160,807
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(7,009,146)	18,547	6,167	(76,287)
Net tax appreciation (depreciation)	$734,232,941	$137,202,170	$30,955,226	$21,084,520
Undistributed ordinary income	$19,286,461	$17,110,945	$1,238,766	$654,540
Accumulated short-term capital losses	$(490,460,351)		$(14,815,188)	$(6,335,918)
Accumulated long-term capital losses	—	—	$(1,011,727)	—
Accumulated long-term gains	—	$34,845,861	—	—

	International Growth Fund	International Opportunities Fund	International Small-Mid Cap Fund	International Value Fund	Non-U.S. Intrinsic Value Fund
Federal tax cost of investments	$1,939,488,517	$402,495,514	$420,500,242	$1,006,946,457	$491,398,089
Gross tax appreciation of investments	$796,537,458	$126,382,620	$113,852,899	$423,764,484	$108,187,325
Gross tax depreciation of investments	(35,680,829)	(9,339,003)	(7,959,810)	(8,225,196)	(48,331,387)
Net tax appreciation (depreciation) of investments	760,856,629	117,043,617	105,893,089	415,539,288	59,855,938
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	487,440	(511,255)	4,878	234,741	(1,142,256)
Net tax appreciation (depreciation)	$761,344,069	$116,532,362	$105,897,967	$415,774,029	$58,713,682
Undistributed ordinary income	$30,283,090	$1,623,310	$13,837,149	$61,164,889	$42,535,258
Accumulated short-term capital losses	—	$(48,338,323)	$(28,922,632)	$(49,592,329)	—
Accumulated long-term capital losses	—	—	—	$(6,999,286)	—
Accumulated long-term gains	$71,361,556	—	—	$62,291,011	$15,874,555

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Emerging Markets Fund
Investor Class
2025	$11.15	0.09	3.44	3.53	(0.08)	$14.60	31.85%	1.26%	1.26%	0.76%	0.76%	58%	$314,524
2024	$9.80	0.09	1.39	1.48	(0.13)	$11.15	15.29%	1.27%	1.27%	0.79%	0.79%	29%	$277,170
2023	$10.04	0.10	(0.13)	(0.03)	(0.21)	$9.80	(0.22)%	1.27%	1.27%	1.05%	1.05%	29%	$305,994
2022	$13.67	0.09	(3.61)	(3.52)	(0.11)	$10.04	(25.84)%	1.26%	1.26%	0.84%	0.84%	52%	$368,506
2021	$13.62	0.05	0.08	0.13	(0.08)	$13.67	0.91%	1.25%	1.25%	0.36%	0.36%	35%	$554,001
I Class
2025	$11.47	0.12	3.52	3.64	(0.10)	$15.01	32.01%	1.06%	1.06%	0.96%	0.96%	58%	$492,047
2024	$10.07	0.11	1.44	1.55	(0.15)	$11.47	15.60%	1.07%	1.07%	0.99%	0.99%	29%	$429,153
2023	$10.30	0.13	(0.13)	—	(0.23)	$10.07	0.02%	1.07%	1.07%	1.25%	1.25%	29%	$507,013
2022	$14.02	0.11	(3.70)	(3.59)	(0.13)	$10.30	(25.69)%	1.06%	1.06%	1.04%	1.04%	52%	$828,883
2021	$13.97	0.09	0.07	0.16	(0.11)	$14.02	1.09%	1.05%	1.05%	0.56%	0.56%	35%	$1,661,545
Y Class
2025	$11.50	0.14	3.53	3.67	(0.12)	$15.05	32.21%	0.91%	0.91%	1.11%	1.11%	58%	$60,400
2024	$10.10	0.13	1.44	1.57	(0.17)	$11.50	15.72%	0.92%	0.92%	1.14%	1.14%	29%	$40,090
2023	$10.32	0.13	(0.11)	0.02	(0.24)	$10.10	0.23%	0.92%	0.92%	1.40%	1.40%	29%	$33,189
2022	$14.05	0.13	(3.71)	(3.58)	(0.15)	$10.32	(25.60)%	0.91%	0.91%	1.19%	1.19%	52%	$37,909
2021	$14.00	0.10	0.08	0.18	(0.13)	$14.05	1.24%	0.90%	0.90%	0.71%	0.71%	35%	$39,377
A Class
2025	$10.73	0.05	3.31	3.36	(0.05)	$14.04	31.45%	1.51%	1.51%	0.51%	0.51%	58%	$42,228
2024	$9.43	0.06	1.35	1.41	(0.11)	$10.73	15.06%	1.52%	1.52%	0.54%	0.54%	29%	$36,158
2023	$9.67	0.08	(0.12)	(0.04)	(0.20)	$9.43	(0.41)%	1.52%	1.52%	0.80%	0.80%	29%	$38,620
2022	$13.17	0.06	(3.48)	(3.42)	(0.08)	$9.67	(26.03)%	1.51%	1.51%	0.59%	0.59%	52%	$51,434
2021	$13.13	0.01	0.07	0.08	(0.04)	$13.17	0.60%	1.50%	1.50%	0.11%	0.11%	35%	$94,363

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Emerging Markets Fund
C Class
2025	$9.63	(0.03)	2.96	2.93	—	$12.56	30.43%	2.26%	2.26%	(0.24)%	(0.24)%	58%	$4,473
2024	$8.46	(0.02)	1.22	1.20	(0.03)	$9.63	14.25%	2.27%	2.27%	(0.21)%	(0.21)%	29%	$5,750
2023	$8.71	0.01	(0.11)	(0.10)	(0.15)	$8.46	(1.18)%	2.27%	2.27%	0.05%	0.05%	29%	$8,932
2022	$11.87	(0.02)	(3.14)	(3.16)	—	$8.71	(26.56)%	2.26%	2.26%	(0.16)%	(0.16)%	52%	$13,231
2021	$11.88	(0.08)	0.07	(0.01)	—	$11.87	(0.17)%	2.25%	2.25%	(0.64)%	(0.64)%	35%	$25,448
R Class
2025	$10.76	0.02	3.32	3.34	(0.02)	$14.08	31.11%	1.76%	1.76%	0.26%	0.26%	58%	$7,883
2024	$9.46	0.03	1.35	1.38	(0.08)	$10.76	14.71%	1.77%	1.77%	0.29%	0.29%	29%	$5,542
2023	$9.71	0.05	(0.12)	(0.07)	(0.18)	$9.46	(0.69)%	1.77%	1.77%	0.55%	0.55%	29%	$5,309
2022	$13.22	0.03	(3.49)	(3.46)	(0.05)	$9.71	(26.20)%	1.76%	1.76%	0.34%	0.34%	52%	$6,075
2021	$13.17	(0.02)	0.08	0.06	(0.01)	$13.22	0.41%	1.75%	1.75%	(0.14)%	(0.14)%	35%	$7,687
R5 Class
2025	$11.47	0.14	3.51	3.65	(0.10)	$15.02	32.10%	1.06%	1.06%	0.96%	0.96%	58%	$536
2024	$10.08	0.11	1.43	1.54	(0.15)	$11.47	15.48%	1.07%	1.07%	0.99%	0.99%	29%	$857
2023	$10.31	0.12	(0.12)	—	(0.23)	$10.08	0.02%	1.07%	1.07%	1.25%	1.25%	29%	$9,249
2022	$14.04	0.11	(3.71)	(3.60)	(0.13)	$10.31	(25.67)%	1.06%	1.06%	1.04%	1.04%	52%	$10,725
2021	$13.98	0.06	0.11	0.17	(0.11)	$14.04	1.09%	1.05%	1.05%	0.56%	0.56%	35%	$12,172
R6 Class
2025	$11.48	0.14	3.53	3.67	(0.12)	$15.03	32.18%	0.91%	0.91%	1.11%	1.11%	58%	$199,113
2024	$10.08	0.11	1.46	1.57	(0.17)	$11.48	15.75%	0.92%	0.92%	1.14%	1.14%	29%	$205,572
2023	$10.31	0.14	(0.13)	0.01	(0.24)	$10.08	0.13%	0.92%	0.92%	1.40%	1.40%	29%	$460,847
2022	$14.03	0.13	(3.70)	(3.57)	(0.15)	$10.31	(25.56)%	0.91%	0.91%	1.19%	1.19%	52%	$687,720
2021	$13.98	0.11	0.07	0.18	(0.13)	$14.03	1.24%	0.90%	0.90%	0.71%	0.71%	35%	$851,240
G Class
2025	$11.62	0.26	3.55	3.81	(0.22)	$15.21	33.39%	0.01%	0.91%	2.01%	1.11%	58%	$594,835
2024	$10.20	0.23	1.44	1.67	(0.25)	$11.62	16.79%	0.02%	0.92%	2.04%	1.14%	29%	$784,988
2023	$10.40	0.23	(0.13)	0.10	(0.30)	$10.20	1.04%	0.02%	0.92%	2.30%	1.40%	29%	$766,148
2022(3)	$12.44	0.16	(2.08)	(1.92)	(0.12)	$10.40	(15.56)%	0.01%	0.91%	2.42%	1.52%	52%(4)	$731,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 1, 2022 (commencement of sale) through November 30, 2022.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Focused Global Growth Fund
Investor Class
2025	$12.61	0.02	1.44	1.46	(0.01)	(1.58)	(1.59)	$12.48	13.25%	1.10%	0.18%	68%	$444,570
2024	$10.73	0.02	2.27	2.29	(0.05)	(0.36)	(0.41)	$12.61	22.03%	1.08%	0.21%	72%	$432,423
2023	$11.10	0.05	0.77	0.82	(0.06)	(1.13)	(1.19)	$10.73	8.84%	1.09%	0.50%	79%	$390,767
2022	$15.00	0.06	(2.16)	(2.10)	(0.03)	(1.77)	(1.80)	$11.10	(16.07)%	1.10%	0.54%	45%	$388,619
2021	$14.56	0.04	1.84	1.88	—	(1.44)	(1.44)	$15.00	14.18%	1.07%	0.26%	40%	$495,712
I Class
2025	$13.12	0.05	1.50	1.55	(0.04)	(1.58)	(1.62)	$13.05	13.44%	0.90%	0.38%	68%	$76,050
2024	$11.14	0.05	2.36	2.41	(0.07)	(0.36)	(0.43)	$13.12	22.36%	0.88%	0.41%	72%	$74,007
2023	$11.48	0.07	0.80	0.87	(0.08)	(1.13)	(1.21)	$11.14	9.03%	0.89%	0.70%	79%	$77,104
2022	$15.46	0.09	(2.24)	(2.15)	(0.06)	(1.77)	(1.83)	$11.48	(15.93)%	0.90%	0.74%	45%	$81,949
2021	$14.93	0.07	1.90	1.97	—	(1.44)	(1.44)	$15.46	14.45%	0.87%	0.46%	40%	$103,394
Y Class
2025	$13.29	0.06	1.54	1.60	(0.06)	(1.58)	(1.64)	$13.25	13.68%	0.75%	0.53%	68%	$413
2024	$11.28	0.07	2.39	2.46	(0.09)	(0.36)	(0.45)	$13.29	22.53%	0.73%	0.56%	72%	$395
2023	$11.61	0.09	0.81	0.90	(0.10)	(1.13)	(1.23)	$11.28	9.18%	0.74%	0.85%	79%	$333
2022	$15.62	0.11	(2.27)	(2.16)	(0.08)	(1.77)	(1.85)	$11.61	(15.82)%	0.75%	0.89%	45%	$330
2021	$15.05	0.08	1.93	2.01	—	(1.44)	(1.44)	$15.62	14.62%	0.72%	0.61%	40%	$311
A Class
2025	$11.80	(0.01)	1.34	1.33	—	(1.58)	(1.58)	$11.55	13.00%	1.35%	(0.07)%	68%	$25,790
2024	$10.06	—(3)	2.12	2.12	(0.02)	(0.36)	(0.38)	$11.80	21.77%	1.33%	(0.04)%	72%	$29,427
2023	$10.48	0.02	0.72	0.74	(0.03)	(1.13)	(1.16)	$10.06	8.56%	1.34%	0.25%	79%	$25,494
2022	$14.27	0.03	(2.05)	(2.02)	—	(1.77)	(1.77)	$10.48	(16.32)%	1.35%	0.29%	45%	$26,064
2021	$13.94	—(3)	1.77	1.77	—	(1.44)	(1.44)	$14.27	13.99%	1.32%	0.01%	40%	$34,059
C Class
2025	$8.15	(0.06)	0.86	0.80	—	(1.58)	(1.58)	$7.37	12.17%	2.10%	(0.82)%	68%	$1,355
2024	$7.09	(0.06)	1.48	1.42	—	(0.36)	(0.36)	$8.15	20.88%	2.08%	(0.79)%	72%	$1,915
2023	$7.76	(0.03)	0.49	0.46	—	(1.13)	(1.13)	$7.09	7.72%	2.09%	(0.50)%	79%	$2,184
2022	$11.08	(0.04)	(1.51)	(1.55)	—	(1.77)	(1.77)	$7.76	(16.87)%	2.10%	(0.46)%	45%	$2,822
2021	$11.23	(0.08)	1.37	1.29	—	(1.44)	(1.44)	$11.08	12.99%	2.07%	(0.74)%	40%	$5,426

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Focused Global Growth Fund
R Class
2025	$11.24	(0.03)	1.26	1.23	—	(1.58)	(1.58)	$10.89	12.72%	1.60%	(0.32)%	68%	$6,294
2024	$9.60	(0.03)	2.03	2.00	—	(0.36)	(0.36)	$11.24	21.48%	1.58%	(0.29)%	72%	$6,040
2023	$10.06	—(3)	0.68	0.68	(0.01)	(1.13)	(1.14)	$9.60	8.20%	1.59%	0.00%	79%	$5,520
2022	$13.79	—(3)	(1.96)	(1.96)	—	(1.77)	(1.77)	$10.06	(16.48)%	1.60%	0.04%	45%	$6,033
2021	$13.55	(0.03)	1.71	1.68	—	(1.44)	(1.44)	$13.79	13.71%	1.57%	(0.24)%	40%	$8,411
R5 Class
2025	$13.12	0.05	1.51	1.56	(0.04)	(1.58)	(1.62)	$13.06	13.52%	0.90%	0.38%	68%	$13
2024	$11.15	0.05	2.35	2.40	(0.07)	(0.36)	(0.43)	$13.12	22.25%	0.88%	0.41%	72%	$12
2023	$11.49	0.07	0.80	0.87	(0.08)	(1.13)	(1.21)	$11.15	9.03%	0.89%	0.70%	79%	$10
2022	$15.46	0.09	(2.23)	(2.14)	(0.06)	(1.77)	(1.83)	$11.49	(15.86)%	0.90%	0.74%	45%	$9
2021	$14.93	0.07	1.90	1.97	—	(1.44)	(1.44)	$15.46	14.45%	0.87%	0.46%	40%	$11
R6 Class
2025	$13.26	0.07	1.53	1.60	(0.06)	(1.58)	(1.64)	$13.22	13.71%	0.75%	0.53%	68%	$80,529
2024	$11.26	0.07	2.38	2.45	(0.09)	(0.36)	(0.45)	$13.26	22.48%	0.73%	0.56%	72%	$95,539
2023	$11.59	0.09	0.81	0.90	(0.10)	(1.13)	(1.23)	$11.26	9.20%	0.74%	0.85%	79%	$88,671
2022	$15.59	0.11	(2.26)	(2.15)	(0.08)	(1.77)	(1.85)	$11.59	(15.79)%	0.75%	0.89%	45%	$79,749
2021	$15.03	0.09	1.91	2.00	—	(1.44)	(1.44)	$15.59	14.57%	0.72%	0.61%	40%	$98,318

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Focused International Growth Fund
Investor Class
2025	$16.98	0.03	1.82	1.85	—	—	—	$18.83	10.96%	1.10%	1.10%	0.14%	0.14%	90%	$10,585
2024	$15.14	0.02	1.88	1.90	(0.06)	—	(0.06)	$16.98	12.49%	1.09%	1.09%	0.14%	0.14%	82%	$13,025
2023	$15.10	0.08	0.02	0.10	(0.06)	—	(0.06)	$15.14	0.65%	1.09%	1.09%	0.47%	0.47%	61%	$13,645
2022	$20.04	0.12	(4.56)	(4.44)	—	(0.50)	(0.50)	$15.10	(22.71)%	1.10%	1.10%	0.59%	0.59%	51%	$15,028
2021	$18.20	(0.03)	1.87	1.84	—	—	—	$20.04	10.11%	1.10%	1.10%	(0.12)%	(0.12)%	71%	$22,250
I Class
2025	$17.14	0.07	1.84	1.91	—	—	—	$19.05	11.14%	0.90%	0.90%	0.34%	0.34%	90%	$32,175
2024	$15.28	0.06	1.89	1.95	(0.09)	—	(0.09)	$17.14	12.72%	0.89%	0.89%	0.34%	0.34%	82%	$27,746
2023	$15.25	0.11	0.01	0.12	(0.09)	—	(0.09)	$15.28	0.91%	0.89%	0.89%	0.67%	0.67%	61%	$27,034
2022	$20.19	0.11	(4.55)	(4.44)	—	(0.50)	(0.50)	$15.25	(22.59)%	0.90%	0.90%	0.79%	0.79%	51%	$33,731
2021	$18.30	0.01	1.88	1.89	—	—	—	$20.19	10.33%	0.90%	0.90%	0.08%	0.08%	71%	$19,111
A Class
2025	$16.76	(0.02)	1.81	1.79	—	—	—	$18.55	10.68%	1.35%	1.35%	(0.11)%	(0.11)%	90%	$1,075
2024	$14.95	(0.02)	1.85	1.83	(0.02)	—	(0.02)	$16.76	12.23%	1.34%	1.34%	(0.11)%	(0.11)%	82%	$834
2023	$14.91	(0.01)	0.07	0.06	(0.02)	—	(0.02)	$14.95	0.41%	1.34%	1.34%	0.22%	0.22%	61%	$588
2022	$19.85	0.07	(4.51)	(4.44)	—	(0.50)	(0.50)	$14.91	(22.94)%	1.35%	1.35%	0.34%	0.34%	51%	$98
2021	$18.07	(0.07)	1.85	1.78	—	—	—	$19.85	9.85%	1.35%	1.35%	(0.37)%	(0.37)%	71%	$99
C Class
2025	$15.86	(0.14)	1.70	1.56	—	—	—	$17.42	9.91%	2.10%	2.10%	(0.86)%	(0.86)%	90%	$59
2024	$14.23	(0.13)	1.76	1.63	—	—	—	$15.86	11.38%	2.09%	2.09%	(0.86)%	(0.86)%	82%	$50
2023	$14.29	(0.08)	0.02	(0.06)	—	—	—	$14.23	(0.35)%	2.09%	2.09%	(0.53)%	(0.53)%	61%	$36
2022	$19.17	(0.04)	(4.34)	(4.38)	—	(0.50)	(0.50)	$14.29	(23.54)%	2.10%	2.10%	(0.41)%	(0.41)%	51%	$48
2021	$17.59	(0.22)	1.80	1.58	—	—	—	$19.17	9.04%	2.10%	2.10%	(1.12)%	(1.12)%	71%	$58
R Class
2025	$16.52	(0.06)	1.78	1.72	—	—	—	$18.24	10.41%	1.60%	1.60%	(0.36)%	(0.36)%	90%	$904
2024	$14.75	(0.06)	1.83	1.77	—	—	—	$16.52	11.92%	1.59%	1.59%	(0.36)%	(0.36)%	82%	$612
2023	$14.74	—(3)	0.01	0.01	—	—	—	$14.75	0.20%	1.59%	1.59%	(0.03)%	(0.03)%	61%	$766
2022	$19.67	0.03	(4.46)	(4.43)	—	(0.50)	(0.50)	$14.74	(23.15)%	1.60%	1.60%	0.09%	0.09%	51%	$1,104
2021	$17.95	(0.12)	1.84	1.72	—	—	—	$19.67	9.58%	1.60%	1.60%	(0.62)%	(0.62)%	71%	$1,148

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Focused International Growth Fund
R6 Class
2025	$17.25	0.10	1.85	1.95	(0.02)	—	(0.02)	$19.18	11.29%	0.75%	0.75%	0.49%	0.49%	90%	$3,995
2024	$15.38	0.09	1.89	1.98	(0.11)	—	(0.11)	$17.25	12.94%	0.74%	0.74%	0.49%	0.49%	82%	$5,939
2023	$15.34	0.13	0.02	0.15	(0.11)	—	(0.11)	$15.38	0.99%	0.74%	0.74%	0.82%	0.82%	61%	$7,799
2022	$20.30	0.05	(4.49)	(4.44)	(0.02)	(0.50)	(0.52)	$15.34	(22.44)%	0.75%	0.75%	0.94%	0.94%	51%	$5,927
2021	$18.37	0.02	1.91	1.93	—	—	—	$20.30	10.51%	0.75%	0.75%	0.23%	0.23%	71%	$674
G Class
2025	$17.68	0.23	1.90	2.13	(0.14)	—	(0.14)	$19.67	12.15%	0.01%	0.75%	1.23%	0.49%	90%	$108,157
2024	$15.76	0.21	1.94	2.15	(0.23)	—	(0.23)	$17.68	13.75%	0.00%	0.74%	1.23%	0.49%	82%	$60,376
2023	$15.71	0.24	0.03	0.27	(0.22)	—	(0.22)	$15.76	1.81%	0.00%	0.74%	1.56%	0.82%	61%	$37,128
2022	$20.74	0.27	(4.67)	(4.40)	(0.13)	(0.50)	(0.63)	$15.71	(21.92)%	0.01%	0.75%	1.68%	0.94%	51%	$26,828
2021	$18.65	0.21	1.89	2.10	(0.01)	—	(0.01)	$20.74	11.28%	0.01%	0.75%	0.97%	0.23%	71%	$16,684

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Small Cap Fund
Investor Class
2025	$20.04	0.05	0.88	0.93	(0.32)	—	(0.32)	$20.65	4.76%	1.11%	0.23%	140%	$39,497
2024	$15.78	0.01	4.34	4.35	(0.09)	—	(0.09)	$20.04	27.64%	1.11%	0.04%	109%	$39,193
2023	$16.17	0.01	(0.36)	(0.35)	(0.04)	—	(0.04)	$15.78	(2.18)%	1.11%	0.03%	130%	$34,727
2022	$24.94	0.03	(5.23)	(5.20)	(0.04)	(3.53)	(3.57)	$16.17	(24.11)%	1.11%	0.17%	115%	$39,261
2021	$21.11	(0.10)	5.29	5.19	—	(1.36)	(1.36)	$24.94	25.57%	1.11%	(0.40)%	136%	$41,838
I Class
2025	$20.35	0.09	0.89	0.98	(0.35)	—	(0.35)	$20.98	4.95%	0.91%	0.43%	140%	$19,822
2024	$16.02	0.04	4.41	4.45	(0.12)	—	(0.12)	$20.35	27.91%	0.91%	0.24%	109%	$22,262
2023	$16.41	0.04	(0.36)	(0.32)	(0.07)	—	(0.07)	$16.02	(1.96)%	0.91%	0.23%	130%	$19,628
2022	$25.27	0.06	(5.30)	(5.24)	(0.09)	(3.53)	(3.62)	$16.41	(23.98)%	0.91%	0.37%	115%	$25,641
2021	$21.33	(0.04)	5.34	5.30	—	(1.36)	(1.36)	$25.27	25.84%	0.91%	(0.20)%	136%	$11,067
A Class
2025	$19.67	—(3)	0.85	0.85	(0.28)	—	(0.28)	$20.24	4.43%	1.36%	(0.02)%	140%	$5,015
2024	$15.48	(0.04)	4.28	4.24	(0.05)	—	(0.05)	$19.67	27.40%	1.36%	(0.21)%	109%	$4,906
2023	$15.87	(0.04)	(0.35)	(0.39)	—	—	—	$15.48	(2.46)%	1.36%	(0.22)%	130%	$3,787
2022	$24.55	(0.01)	(5.14)	(5.15)	—	(3.53)	(3.53)	$15.87	(24.28)%	1.36%	(0.08)%	115%	$379
2021	$20.85	(0.16)	5.22	5.06	—	(1.36)	(1.36)	$24.55	25.25%	1.36%	(0.65)%	136%	$317
C Class
2025	$18.22	(0.14)	0.80	0.66	(0.16)	—	(0.16)	$18.72	3.71%	2.11%	(0.77)%	140%	$277
2024	$14.41	(0.16)	3.97	3.81	—	—	—	$18.22	26.44%	2.11%	(0.96)%	109%	$97
2023	$14.88	(0.14)	(0.33)	(0.47)	—	—	—	$14.41	(3.16)%	2.11%	(0.97)%	130%	$398
2022	$23.41	(0.13)	(4.87)	(5.00)	—	(3.53)	(3.53)	$14.88	(24.91)%	2.11%	(0.83)%	115%	$392
2021	$20.08	(0.33)	5.02	4.69	—	(1.36)	(1.36)	$23.41	24.32%	2.11%	(1.40)%	136%	$178
R Class
2025	$19.21	(0.05)	0.84	0.79	(0.24)	—	(0.24)	$19.76	4.21%	1.61%	(0.27)%	140%	$1,458
2024	$15.12	(0.08)	4.17	4.09	—	—	—	$19.21	27.05%	1.61%	(0.46)%	109%	$1,764
2023	$15.54	(0.07)	(0.35)	(0.42)	—	—	—	$15.12	(2.70)%	1.61%	(0.47)%	130%	$1,228
2022	$24.17	(0.06)	(5.04)	(5.10)	—	(3.53)	(3.53)	$15.54	(24.49)%	1.61%	(0.33)%	115%	$1,792
2021	$20.59	(0.21)	5.15	4.94	—	(1.36)	(1.36)	$24.17	24.97%	1.61%	(0.90)%	136%	$1,937

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Global Small Cap Fund
R6 Class
2025	$20.58	0.11	0.90	1.01	(0.37)	—	(0.37)	$21.22	5.07%	0.76%	0.58%	140%	$17,148
2024	$16.20	0.07	4.46	4.53	(0.15)	—	(0.15)	$20.58	28.10%	0.76%	0.39%	109%	$15,378
2023	$16.59	0.06	(0.36)	(0.30)	(0.09)	—	(0.09)	$16.20	(1.80)%	0.76%	0.38%	130%	$18,335
2022	$25.51	0.09	(5.35)	(5.26)	(0.13)	(3.53)	(3.66)	$16.59	(23.87)%	0.76%	0.52%	115%	$14,092
2021	$21.49	(0.01)	5.39	5.38	—	(1.36)	(1.36)	$25.51	26.03%	0.76%	(0.05)%	136%	$15,878

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
International Growth Fund
Investor Class
2025	$12.77	0.06	1.32	1.38	(0.06)	—	—	(0.06)	$14.09	10.88%	1.21%	1.22%	0.47%	0.46%	65%	$854,641
2024	$11.54	0.04	1.25	1.29	(0.06)	—	—	(0.06)	$12.77	11.19%	1.24%	1.24%	0.34%	0.34%	56%	$840,891
2023	$11.13	0.06	0.35	0.41	—	—	—	—	$11.54	3.68%	1.26%	1.26%	0.48%	0.48%	54%	$859,014
2022	$16.24	0.14	(3.17)	(3.03)	(0.38)	(1.67)	(0.03)	(2.08)	$11.13	(20.99)%	1.36%	1.36%	1.09%	1.09%	38%	$888,748
2021	$15.32	0.09	1.51	1.60	—(3)	(0.68)	—	(0.68)	$16.24	10.83%	1.21%	1.21%	0.56%	0.56%	51%	$1,163,803
I Class
2025	$12.68	0.09	1.31	1.40	(0.08)	—	—	(0.08)	$14.00	11.14%	1.01%	1.02%	0.67%	0.66%	65%	$304,450
2024	$11.46	0.07	1.24	1.31	(0.09)	—	—	(0.09)	$12.68	11.41%	1.04%	1.04%	0.54%	0.54%	56%	$306,768
2023	$11.03	0.08	0.35	0.43	—	—	—	—	$11.46	3.90%	1.06%	1.06%	0.68%	0.68%	54%	$271,586
2022	$16.13	0.16	(3.14)	(2.98)	(0.42)	(1.67)	(0.03)	(2.12)	$11.03	(20.86)%	1.16%	1.16%	1.29%	1.29%	38%	$271,018
2021	$15.22	0.14	1.48	1.62	(0.03)	(0.68)	—	(0.71)	$16.13	11.07%	1.01%	1.01%	0.76%	0.76%	51%	$265,248
Y Class
2025	$12.71	0.10	1.33	1.43	(0.10)	—	—	(0.10)	$14.04	11.32%	0.86%	0.87%	0.82%	0.81%	65%	$82,510
2024	$11.49	0.09	1.24	1.33	(0.11)	—	—	(0.11)	$12.71	11.54%	0.89%	0.89%	0.69%	0.69%	56%	$54,627
2023	$11.04	0.10	0.35	0.45	—	—	—	—	$11.49	4.08%	0.91%	0.91%	0.83%	0.83%	54%	$49,523
2022	$16.15	0.16	(3.12)	(2.96)	(0.45)	(1.67)	(0.03)	(2.15)	$11.04	(20.73)%	1.01%	1.01%	1.44%	1.44%	38%	$50,967
2021	$15.24	0.16	1.49	1.65	(0.06)	(0.68)	—	(0.74)	$16.15	11.23%	0.86%	0.86%	0.91%	0.91%	51%	$47,542
A Class
2025	$12.81	0.03	1.33	1.36	(0.04)	—	—	(0.04)	$14.13	10.63%	1.46%	1.47%	0.22%	0.21%	65%	$56,560
2024	$11.58	0.01	1.25	1.26	(0.03)	—	—	(0.03)	$12.81	10.87%	1.49%	1.49%	0.09%	0.09%	56%	$53,978
2023	$11.19	0.03	0.36	0.39	—	—	—	—	$11.58	3.49%	1.51%	1.51%	0.23%	0.23%	54%	$64,930
2022	$16.31	0.11	(3.19)	(3.08)	(0.34)	(1.67)	(0.03)	(2.04)	$11.19	(21.24)%	1.61%	1.61%	0.84%	0.84%	38%	$66,993
2021	$15.42	0.05	1.52	1.57	—	(0.68)	—	(0.68)	$16.31	10.53%	1.46%	1.46%	0.31%	0.31%	51%	$87,967
C Class
2025	$11.85	(0.07)	1.23	1.16	—	—	—	—	$13.01	9.79%	2.21%	2.22%	(0.53)%	(0.54)%	65%	$188
2024	$10.76	(0.08)	1.17	1.09	—	—	—	—	$11.85	10.13%	2.24%	2.24%	(0.66)%	(0.66)%	56%	$316
2023	$10.48	(0.05)	0.33	0.28	—	—	—	—	$10.76	2.67%	2.26%	2.26%	(0.52)%	(0.52)%	54%	$396
2022	$15.41	0.03	(3.02)	(2.99)	(0.24)	(1.67)	(0.03)	(1.94)	$10.48	(21.81)%	2.36%	2.36%	0.09%	0.09%	38%	$751
2021	$14.71	(0.08)	1.46	1.38	—	(0.68)	—	(0.68)	$15.41	9.72%	2.21%	2.21%	(0.44)%	(0.44)%	51%	$1,462

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
International Growth Fund
R Class
2025	$12.87	—(3)	1.33	1.33	(0.01)	—	—	(0.01)	$14.19	10.37%	1.71%	1.72%	(0.03)%	(0.04)%	65%	$7,622
2024	$11.63	(0.02)	1.26	1.24	—	—	—	—	$12.87	10.66%	1.74%	1.74%	(0.16)%	(0.16)%	56%	$7,160
2023	$11.27	—(3)	0.36	0.36	—	—	—	—	$11.63	3.19%	1.76%	1.76%	(0.02)%	(0.02)%	54%	$6,982
2022	$16.40	0.07	(3.21)	(3.14)	(0.29)	(1.67)	(0.03)	(1.99)	$11.27	(21.45)%	1.86%	1.86%	0.59%	0.59%	38%	$6,498
2021	$15.54	0.01	1.53	1.54	—	(0.68)	—	(0.68)	$16.40	10.25%	1.71%	1.71%	0.06%	0.06%	51%	$7,589
R5 Class
2025	$12.69	0.09	1.31	1.40	(0.08)	—	—	(0.08)	$14.01	11.13%	1.01%	1.02%	0.67%	0.66%	65%	$9
2024	$11.47	0.06	1.25	1.31	(0.09)	—	—	(0.09)	$12.69	11.40%	1.04%	1.04%	0.54%	0.54%	56%	$8
2023	$11.04	0.08	0.35	0.43	—	—	—	—	$11.47	3.99%	1.06%	1.06%	0.68%	0.68%	54%	$7
2022	$16.14	0.16	(3.14)	(2.98)	(0.42)	(1.67)	(0.03)	(2.12)	$11.04	(20.92)%	1.16%	1.16%	1.29%	1.29%	38%	$7
2021	$15.23	0.11	1.51	1.62	(0.03)	(0.68)	—	(0.71)	$16.14	11.06%	1.01%	1.01%	0.76%	0.76%	51%	$9
R6 Class
2025	$12.69	0.12	1.31	1.43	(0.10)	—	—	(0.10)	$14.02	11.34%	0.86%	0.87%	0.82%	0.81%	65%	$14,125
2024	$11.47	0.08	1.25	1.33	(0.11)	—	—	(0.11)	$12.69	11.56%	0.89%	0.89%	0.69%	0.69%	56%	$27,306
2023	$11.03	0.09	0.35	0.44	—	—	—	—	$11.47	3.99%	0.91%	0.91%	0.83%	0.83%	54%	$22,695
2022	$16.14	0.18	(3.14)	(2.96)	(0.45)	(1.67)	(0.03)	(2.15)	$11.03	(20.75)%	1.01%	1.01%	1.44%	1.44%	38%	$27,243
2021	$15.23	0.14	1.51	1.65	(0.06)	(0.68)	—	(0.74)	$16.14	11.23%	0.86%	0.86%	0.91%	0.91%	51%	$31,350
G Class
2025	$12.90	0.22	1.34	1.56	(0.18)	—	—	(0.18)	$14.28	12.30%	0.02%	0.87%	1.66%	0.81%	65%	$1,329,755
2024	$11.66	0.20	1.26	1.46	(0.22)	—	—	(0.22)	$12.90	12.54%	0.02%	0.89%	1.56%	0.69%	56%	$1,536,733
2023	$11.10	0.20	0.36	0.56	—	—	—	—	$11.66	5.05%	0.02%	0.91%	1.72%	0.83%	54%	$1,489,943
2022(4)	$12.81	0.15	(1.54)	(1.39)	(0.29)	—	(0.03)	(0.32)	$11.10	(11.03)%	0.07%	0.95%	2.20%	1.32%	38%(5)	$1,354,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
(4)April 1, 2022 (commencement of sale) through November 30, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
International Opportunities Fund
Investor Class
2025	$9.49	(0.01)	2.21	2.20	(0.01)	—	(0.01)	$11.68	23.21%	1.46%	1.51%	(0.11)%	(0.16)%	119%	$371,097
2024	$8.49	(0.01)	1.03	1.02	(0.02)	—	(0.02)	$9.49	12.01%	1.53%	1.54%	(0.12)%	(0.13)%	135%	$332,565
2023	$8.66	—(3)	(0.15)	(0.15)	(0.02)	—	(0.02)	$8.49	(1.73)%	1.53%	1.53%	0.03%	0.03%	110%	$339,990
2022	$13.79	0.01	(3.00)	(2.99)	(0.05)	(2.09)	(2.14)	$8.66	(25.53)%	1.48%	1.48%	0.15%	0.15%	108%	$382,973
2021	$12.95	(0.04)	1.31	1.27	—	(0.43)	(0.43)	$13.79	10.01%	1.37%	1.37%	(0.30)%	(0.30)%	127%	$576,312
I Class
2025	$9.65	0.01	2.25	2.26	(0.02)	—	(0.02)	$11.89	23.53%	1.26%	1.31%	0.09%	0.04%	119%	$127,346
2024	$8.63	0.01	1.05	1.06	(0.04)	—	(0.04)	$9.65	12.27%	1.33%	1.34%	0.08%	0.07%	135%	$132,952
2023	$8.81	0.02	(0.16)	(0.14)	(0.04)	—	(0.04)	$8.63	(1.62)%	1.33%	1.33%	0.23%	0.23%	110%	$76,614
2022	$13.98	0.04	(3.05)	(3.01)	(0.07)	(2.09)	(2.16)	$8.81	(25.29)%	1.28%	1.28%	0.35%	0.35%	108%	$87,392
2021	$13.10	(0.01)	1.32	1.31	—	(0.43)	(0.43)	$13.98	10.12%	1.17%	1.17%	(0.10)%	(0.10)%	127%	$141,573
A Class
2025	$9.35	(0.04)	2.18	2.14	—	—	—	$11.49	22.89%	1.71%	1.76%	(0.36)%	(0.41)%	119%	$5,263
2024	$8.37	(0.03)	1.01	0.98	—	—	—	$9.35	11.71%	1.78%	1.79%	(0.37)%	(0.38)%	135%	$4,781
2023	$8.54	(0.02)	(0.15)	(0.17)	—	—	—	$8.37	(1.99)%	1.78%	1.78%	(0.22)%	(0.22)%	110%	$4,905
2022	$13.62	(0.01)	(2.97)	(2.98)	(0.01)	(2.09)	(2.10)	$8.54	(25.68)%	1.73%	1.73%	(0.10)%	(0.10)%	108%	$5,073
2021	$12.83	(0.08)	1.30	1.22	—	(0.43)	(0.43)	$13.62	9.70%	1.62%	1.62%	(0.55)%	(0.55)%	127%	$8,220
C Class
2025	$8.56	(0.10)	1.98	1.88	—	—	—	$10.44	21.96%	2.46%	2.51%	(1.11)%	(1.16)%	119%	$110
2024	$7.72	(0.10)	0.94	0.84	—	—	—	$8.56	10.88%	2.53%	2.54%	(1.12)%	(1.13)%	135%	$120
2023	$7.93	(0.08)	(0.13)	(0.21)	—	—	—	$7.72	(2.65)%	2.53%	2.53%	(0.97)%	(0.97)%	110%	$214
2022	$12.87	(0.09)	(2.76)	(2.85)	—	(2.09)	(2.09)	$7.93	(26.27)%	2.48%	2.48%	(0.85)%	(0.85)%	108%	$264
2021	$12.23	(0.17)	1.24	1.07	—	(0.43)	(0.43)	$12.87	8.93%	2.37%	2.37%	(1.30)%	(1.30)%	127%	$667
R Class
2025	$9.14	(0.06)	2.13	2.07	—	—	—	$11.21	22.65%	1.96%	2.01%	(0.61)%	(0.66)%	119%	$723
2024	$8.20	(0.05)	0.99	0.94	—	—	—	$9.14	11.46%	2.03%	2.04%	(0.62)%	(0.63)%	135%	$904
2023	$8.39	(0.04)	(0.15)	(0.19)	—	—	—	$8.20	(2.26)%	2.03%	2.03%	(0.47)%	(0.47)%	110%	$1,089
2022	$13.43	(0.03)	(2.92)	(2.95)	—	(2.09)	(2.09)	$8.39	(25.85)%	1.98%	1.98%	(0.35)%	(0.35)%	108%	$1,734
2021	$12.69	(0.11)	1.28	1.17	—	(0.43)	(0.43)	$13.43	9.41%	1.87%	1.87%	(0.80)%	(0.80)%	127%	$1,954

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
International Small-Mid Cap Fund
Investor Class
2025	$10.07	0.08	1.71	1.79	(0.15)	—	(0.15)	$11.71	18.13%	1.42%	1.45%	0.79%	0.76%	128%	$97,411
2024	$8.82	0.05	1.30	1.35	(0.10)	—	(0.10)	$10.07	15.45%	1.43%	1.44%	0.52%	0.51%	109%	$94,686
2023	$9.21	0.04	(0.43)	(0.39)	—	—	—	$8.82	(4.23)%	1.43%	1.46%	0.45%	0.42%	123%	$82,247
2022	$15.01	0.02	(3.12)	(3.10)	(0.10)	(2.60)	(2.70)	$9.21	(24.94)%	1.44%	1.48%	0.20%	0.16%	107%	$78,762
2021	$13.16	(0.06)	2.34	2.28	—	(0.43)	(0.43)	$15.01	17.70%	1.44%	1.48%	(0.39)%	(0.43)%	113%	$105,938
G Class
2025	$10.43	0.24	1.75	1.99	(0.29)	—	(0.29)	$12.13	19.86%	0.02%	1.10%	2.19%	1.11%	128%	$404,094
2024	$9.10	0.20	1.33	1.53	(0.20)	—	(0.20)	$10.43	17.12%	0.01%	1.09%	1.94%	0.86%	109%	$453,899
2023	$9.44	0.18	(0.45)	(0.27)	(0.07)	—	(0.07)	$9.10	(2.92)%	0.00%	1.11%	1.88%	0.77%	123%	$431,766
2022	$15.34	0.17	(3.16)	(2.99)	(0.31)	(2.60)	(2.91)	$9.44	(23.82)%	0.01%	1.13%	1.63%	0.51%	107%	$390,227
2021	$13.36	0.16	2.35	2.51	(0.10)	(0.43)	(0.53)	$15.34	19.45%	0.01%	1.13%	1.04%	(0.08)%	113%	$430,778

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
International Value Fund
Investor Class
2025	$8.85	0.30	2.57	2.87	(0.33)	$11.39	33.75%	1.12%	1.12%	3.06%	3.06%	79%	$197,520
2024	$8.30	0.29	0.64	0.93	(0.38)	$8.85	11.57%	1.11%	1.11%	3.25%	3.25%	68%	$167,588
2023	$7.49	0.32	0.68	1.00	(0.19)	$8.30	13.64%	1.11%	1.11%	3.96%	3.96%	77%	$186,766
2022	$8.37	0.35	(0.84)	(0.49)	(0.39)	$7.49	(6.24)%	1.14%	1.14%	4.89%	4.89%	151%	$209,685
2021	$7.82	0.23	0.50	0.73	(0.18)	$8.37	9.30%	1.10%	1.10%	2.57%	2.57%	124%	$14,827
I Class
2025	$8.84	0.30	2.58	2.88	(0.35)	$11.37	34.11%	0.92%	0.92%	3.26%	3.26%	79%	$91,126
2024	$8.29	0.31	0.64	0.95	(0.40)	$8.84	11.69%	0.91%	0.91%	3.45%	3.45%	68%	$51,062
2023	$7.48	0.33	0.68	1.01	(0.20)	$8.29	13.82%	0.91%	0.91%	4.16%	4.16%	77%	$55,583
2022	$8.36	0.33	(0.80)	(0.47)	(0.41)	$7.48	(6.04)%	0.94%	0.94%	5.09%	5.09%	151%	$51,756
2021	$7.81	0.24	0.51	0.75	(0.20)	$8.36	9.54%	0.90%	0.90%	2.77%	2.77%	124%	$46,842
A Class
2025	$8.90	0.28	2.59	2.87	(0.31)	$11.46	33.44%	1.37%	1.37%	2.81%	2.81%	79%	$7,738
2024	$8.35	0.26	0.65	0.91	(0.36)	$8.90	11.21%	1.36%	1.36%	3.00%	3.00%	68%	$6,473
2023	$7.54	0.30	0.68	0.98	(0.17)	$8.35	13.35%	1.36%	1.36%	3.71%	3.71%	77%	$6,359
2022	$8.42	0.30	(0.81)	(0.51)	(0.37)	$7.54	(6.46)%	1.39%	1.39%	4.64%	4.64%	151%	$5,527
2021	$7.86	0.20	0.52	0.72	(0.16)	$8.42	9.10%	1.35%	1.35%	2.32%	2.32%	124%	$6,407
C Class
2025	$8.83	0.22	2.57	2.79	(0.24)	$11.38	32.56%	2.12%	2.12%	2.06%	2.06%	79%	$232
2024	$8.29	0.18	0.66	0.84	(0.30)	$8.83	10.32%	2.11%	2.11%	2.25%	2.25%	68%	$204
2023	$7.50	0.23	0.69	0.92	(0.13)	$8.29	12.55%	2.11%	2.11%	2.96%	2.96%	77%	$329
2022	$8.37	0.23	(0.80)	(0.57)	(0.30)	$7.50	(7.13)%	2.14%	2.14%	3.89%	3.89%	151%	$379
2021	$7.82	0.12	0.52	0.64	(0.09)	$8.37	8.19%	2.10%	2.10%	1.57%	1.57%	124%	$734
R Class
2025	$8.85	0.25	2.58	2.83	(0.29)	$11.39	33.06%	1.62%	1.62%	2.56%	2.56%	79%	$1,238
2024	$8.30	0.24	0.65	0.89	(0.34)	$8.85	11.00%	1.61%	1.61%	2.75%	2.75%	68%	$543
2023	$7.50	0.28	0.68	0.96	(0.16)	$8.30	13.09%	1.61%	1.61%	3.46%	3.46%	77%	$413
2022	$8.38	0.27	(0.81)	(0.54)	(0.34)	$7.50	(6.74)%	1.64%	1.64%	4.39%	4.39%	151%	$775
2021	$7.83	0.18	0.51	0.69	(0.14)	$8.38	8.73%	1.60%	1.60%	2.07%	2.07%	124%	$893

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
International Value Fund
R6 Class
2025	$8.84	0.37	2.52	2.89	(0.36)	$11.37	34.17%	0.77%	0.77%	3.41%	3.41%	79%	$555
2024	$8.30	0.30	0.65	0.95	(0.41)	$8.84	11.86%	0.76%	0.76%	3.60%	3.60%	68%	$268
2023	$7.48	0.35	0.67	1.02	(0.20)	$8.30	14.08%	0.76%	0.76%	4.31%	4.31%	77%	$919
2022	$8.36	0.34	(0.80)	(0.46)	(0.42)	$7.48	(5.89)%	0.79%	0.79%	5.24%	5.24%	151%	$776
2021	$7.81	0.27	0.49	0.76	(0.21)	$8.36	9.71%	0.75%	0.75%	2.92%	2.92%	124%	$786
G Class
2025	$8.91	0.41	2.58	2.99	(0.43)	$11.47	35.29%	0.02%	0.77%	4.16%	3.41%	79%	$1,132,866
2024	$8.37	0.38	0.63	1.01	(0.47)	$8.91	12.63%	0.01%	0.76%	4.35%	3.60%	68%	$1,249,178
2023	$7.52	0.40	0.69	1.09	(0.24)	$8.37	15.02%	0.01%	0.76%	5.06%	4.31%	77%	$1,194,798
2022(3)	$8.18	0.28	(0.83)	(0.55)	(0.11)	$7.52	(6.80)%	0.03%	0.78%	6.05%	5.30%	151%(4)	$1,054,615

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 1, 2022 (commencement of sale) through November 30, 2022.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Non-U.S. Intrinsic Value Fund
Investor Class
2025	$9.33	0.29	2.31	2.60	(0.25)	(0.74)	(0.99)	$10.94	31.67%	1.18%	1.18%	3.04%	3.04%	71%	$99,404
2024	$9.81	0.28	0.41	0.69	(0.28)	(0.89)	(1.17)	$9.33	7.28%	1.17%	1.17%	3.07%	3.07%	64%	$87,009
2023	$8.88	0.28	1.05	1.33	(0.34)	(0.06)	(0.40)	$9.81	15.84%	1.19%	1.19%	2.84%	2.84%	62%	$114,111
2022	$9.76	0.32	(0.76)	(0.44)	(0.16)	(0.28)	(0.44)	$8.88	(5.03)%	1.16%	1.16%	3.59%	3.59%	67%	$138,382
2021	$8.98	0.18	0.72	0.90	(0.12)	—	(0.12)	$9.76	10.15%	1.25%	1.25%	1.76%	1.76%	54%	$152,993
I Class
2025	$9.34	0.31	2.31	2.62	(0.27)	(0.74)	(1.01)	$10.95	31.94%	0.98%	0.98%	3.24%	3.24%	71%	$21,110
2024	$9.82	0.37	0.34	0.71	(0.30)	(0.89)	(1.19)	$9.34	7.51%	0.97%	0.97%	3.27%	3.27%	64%	$17,389
2023	$8.89	0.38	0.97	1.35	(0.36)	(0.06)	(0.42)	$9.82	15.93%	0.99%	0.99%	3.04%	3.04%	62%	$464
2022	$9.78	0.33	(0.76)	(0.43)	(0.18)	(0.28)	(0.46)	$8.89	(4.81)%	0.96%	0.96%	3.79%	3.79%	67%	$1,377
2021	$8.99	0.19	0.74	0.93	(0.14)	—	(0.14)	$9.78	10.47%	1.05%	1.05%	1.96%	1.96%	54%	$194
A Class
2025	$9.30	0.27	2.31	2.58	(0.23)	(0.74)	(0.97)	$10.91	31.41%	1.43%	1.43%	2.79%	2.79%	71%	$263
2024	$9.78	0.28	0.39	0.67	(0.26)	(0.89)	(1.15)	$9.30	7.01%	1.42%	1.42%	2.82%	2.82%	64%	$132
2023	$8.85	0.16	1.15	1.31	(0.32)	(0.06)	(0.38)	$9.78	15.46%	1.44%	1.44%	2.59%	2.59%	62%	$139
2022	$9.73	0.29	(0.76)	(0.47)	(0.13)	(0.28)	(0.41)	$8.85	(5.28)%	1.41%	1.41%	3.34%	3.34%	67%	$14
2021	$8.96	0.16	0.71	0.87	(0.10)	—	(0.10)	$9.73	9.89%	1.50%	1.50%	1.51%	1.51%	54%	$13
R Class
2025	$9.28	0.18	2.36	2.54	(0.21)	(0.74)	(0.95)	$10.87	30.89%	1.68%	1.68%	2.54%	2.54%	71%	$248
2024	$9.75	0.24	0.41	0.65	(0.23)	(0.89)	(1.12)	$9.28	6.85%	1.67%	1.67%	2.57%	2.57%	64%	$55
2023	$8.83	0.25	1.03	1.28	(0.30)	(0.06)	(0.36)	$9.75	15.09%	1.69%	1.69%	2.34%	2.34%	62%	$100
2022	$9.71	0.26	(0.75)	(0.49)	(0.11)	(0.28)	(0.39)	$8.83	(5.43)%	1.66%	1.66%	3.09%	3.09%	67%	$76
2021	$8.93	0.15	0.71	0.86	(0.08)	—	(0.08)	$9.71	9.65%	1.75%	1.75%	1.26%	1.26%	54%	$31
R6 Class
2025	$9.54	0.33	2.37	2.70	(0.29)	(0.74)	(1.03)	$11.21	32.11%	0.83%	0.83%	3.39%	3.39%	71%	$8
2024	$10.00	0.33	0.42	0.75	(0.32)	(0.89)	(1.21)	$9.54	7.75%	0.82%	0.82%	3.42%	3.42%	64%	$6
2023	$9.04	0.32	1.07	1.39	(0.37)	(0.06)	(0.43)	$10.00	16.17%	0.84%	0.84%	3.19%	3.19%	62%	$6
2022	$9.94	0.35	(0.78)	(0.43)	(0.19)	(0.28)	(0.47)	$9.04	(4.70)%	0.81%	0.81%	3.94%	3.94%	67%	$5
2021	$9.14	0.22	0.73	0.95	(0.15)	—	(0.15)	$9.94	10.57%	0.90%	0.90%	2.11%	2.11%	54%	$5

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Non-U.S. Intrinsic Value Fund
G Class
2025	$9.47	0.40	2.33	2.73	(0.36)	(0.74)	(1.10)	$11.10	33.08%	0.03%	0.83%	4.19%	3.39%	71%	$435,925
2024	$9.94	0.41	0.41	0.82	(0.40)	(0.89)	(1.29)	$9.47	8.65%	0.02%	0.82%	4.22%	3.42%	64%	$469,654
2023	$8.99	0.38	1.07	1.45	(0.44)	(0.06)	(0.50)	$9.94	17.10%	0.04%	0.84%	3.99%	3.19%	62%	$469,178
2022	$9.90	0.42	(0.77)	(0.35)	(0.28)	(0.28)	(0.56)	$8.99	(3.94)%	0.01%	0.81%	4.74%	3.94%	67%	$465,848
2021	$9.11	0.31	0.72	1.03	(0.24)	—	(0.24)	$9.90	11.56%	0.00%	0.90%	3.01%	2.11%	54%	$497,745

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century World Mutual Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Emerging Markets Fund, Focused Global Growth Fund, Focused International Growth Fund, Global Small Cap Fund, International Growth Fund, International Opportunities Fund, International Small-Mid Cap Fund, International Value Fund, and Non-U.S. Intrinsic Value Fund (the “Funds”), each a series of American Century World Mutual Funds, Inc., as of November 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
January 16, 2026

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreements

At a meeting held on June 25, 2025, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the Funds’ management agreements, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreements, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with its respective management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to each Fund, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the terms of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to each Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The

Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Funds.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by each Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with each Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with each Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients. Where applicable, assets of other client accounts are included with the assets of certain Funds to determine breakpoints in each such Fund’s management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Emerging Markets Fund - The Fund’s performance was above its benchmark for the one- and ten-year periods and below its benchmark for the three- and five-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-year period and below the median for the three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

Focused Global Growth Fund - The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one- and ten-year periods and below the median for the three- and five-year periods. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Focused International Growth Fund - The Fund’s performance was above its benchmark for the five-year period and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, and five-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor.
The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

Global Small Cap Fund - The Fund’s performance was above its benchmark for the one- and five-year periods and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the five-year period and below for the one- and three-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

International Growth Fund - The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.03% (e.g., the Investor Class unified fee will be reduced from 1.20% to 1.17%) for at least one year, beginning August 1, 2025. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

International Opportunities Fund - The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund’s annual unified management fee of 0.05% (e.g., the Investor Class unified fee will be reduced from 1.50% to 1.45%) for at least one year, beginning August 1, 2025. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

International Small-Mid Cap Fund - The Fund’s performance was above its benchmark for the one- and five-year periods and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, and five-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to an extension of the current temporary reduction of the Fund’s annual unified management fee of 0.03% (e.g., the Investor Class unified fee will be reduced from 1.43% to 1.40%) for at least one year, beginning August 1, 2025.

International Value Fund - The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, and five-year periods and below for the ten-year period. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

Non-U.S. Intrinsic Value Fund - The Fund’s performance was below its benchmark for the one-, three-, and five-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the three-year period and below for the one- and five-year periods. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreements are fair and reasonable and that the management fees charged to the Funds are reasonable in light of the services provided and that the management agreements between the Funds and the Advisor should be renewed for an additional one-year period.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended November 30, 2025.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended November 30, 2025.

	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
Emerging Markets Fund	—	—	—
Focused Global Growth Fund	$3,708,106	$18,354,799	$60,714,728
Focused International Growth Fund	—	—	—
Global Small Cap Fund	$241,617	—	—
International Growth Fund	—	—	$2,112,438
International Opportunities Fund	—	—	—
International Small-Mid Cap Fund	—	—	—
International Value Fund	—	—	$2,546,078
Non-U.S. Intrinsic Value Fund	—	$15,824,106	$33,531,197

For the fiscal year ended November 30, 2025, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Emerging Markets Fund	$6,761,707	$0.0590	$37,185,122	$0.3243
Focused Global Growth Fund	—	—	—	—
Focused International Growth Fund	$138,287	$0.0171	$1,681,527	$0.2084
Global Small Cap Fund	$92,767	$0.0232	$736,527	$0.1840
International Growth Fund	$2,212,590	$0.0118	$43,315,770	$0.2317
International Opportunities Fund	$1,156,587	$0.0269	$5,880,975	$0.1367
International Small-Mid Cap Fund	$823,781	$0.0198	$8,434,101	$0.2027
International Value Fund	$4,036,087	$0.0323	$50,696,635	$0.4056
Non-U.S. Intrinsic Value Fund	$2,104,720	$0.0418	$25,826,648	$0.5132

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization) during the period ended November 30, 2025.

Dividends Paid Deduction (Tax Equalization)
Emerging Markets Fund	—
Focused Global Growth Fund	—
Focused International Growth Fund	—
Global Small Cap Fund	—
International Growth Fund	$3,074,581
International Opportunities Fund	—
International Small-Mid Cap Fund	—
International Value Fund	$5,211,226
Non-U.S. Intrinsic Value Fund	$3,686,069

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91030 2601

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	January 27, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	January 27, 2026